              As filed with Securities and Exchange Commission on April 24, 2007
                                                      Registration No. 333-53477

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                          ----------------------------
                                    FORM S-6
                     POST-EFFECTIVE AMENDMENT No. 10 to the
                          REGISTRATION STATEMENT UNDER
                           THE SECURITIES ACT OF 1933

                           ---------------------------
                    General American Separate Account Eleven
                              (Exact Name of Trust)
                     General American Life Insurance Company
                               (Name of Depositor)
                             13045 Tesson Ferry Road
                               St. Louis, MO 63128
              (Address of depositor's principal executive offices)

                              ---------------------
                             Marie C. Swift, Esquire
                            Associate General Counsel
                       Metropolitan Life Insurance Company
                               501 Boylston Street
                           Boston, Massachusetts 02117
                     (Name and address of agent for service)

                                   Copies to:
                            Stephen E. Roth, Esquire
                            Mary E. Thornton, Esquire
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004

                           ---------------------------

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)

[X]  on April 30, 2007 pursuant to paragraph (b)

[ ]  60 days after filing pursuant to paragraph (a)(1)

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities Being Registered: Units of Interest in Flexible Premium Variable Life Insurance Policies.

This registration statement incorporates by reference the prospectus and supplements, dated May 1, 2002, May 1, 2003, May 1, 2004, May 1, 2005 and May 1, 2006, as filed April 30, 2002 in Post-Effective Amendment No. 5, April 30, 2003 in Post-Effective Amendment No. 6, April 30, 2004 in Post-Effective Amendment No. 7 and April 29, 2005 in Post-Effective Amendment No. 8 and April 28, 2006 in Post-Effective Amendment No. 9 to the Registration Statement on Form S-6 (File No. 333-53477).

                    GENERAL AMERICAN LIFE INSURANCE COMPANY

                         Variable Life Insurance Policy
                                   (Destiny)


                        Supplement dated April 30, 2007

                      to the Prospectus dated May 1, 2004

                                Flexible Premium
                        Variable Life Insurance Policies
                  (Variable Universal Life/Executive Benefit)


                        Supplement dated April 30, 2007

                     to the Prospectuses dated May 1, 2002

                    Flexible Premium Joint and Last Survivor
                         Variable Life Insurance Policy


                        Supplement dated April 30, 2007

                      to the Prospectus dated May 1, 2002

               Flexible Premium Variable Life Insurance Policies
                       (VUL 95/VUL 100/VGSP/Russell VUL)


                        Supplement dated April 30, 2007

                     to the Prospectuses dated May 1, 2000

     This supplement updates certain information contained in the last full prospectus for each of the above-referenced variable life insurance policies, as annually and periodically supplemented. You should read and retain this supplement. We will send you an additional copy of the last full prospectus for your policy, without charge, on request. These policies are no longer available for sale.

     General American Life Insurance Company is an indirect wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. General American's Home Office is 13045 Tesson Ferry Road, St. Louis, Missouri 63128.

     NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE POLICIES OR DETERMINED IF THIS SUPPLEMENT IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SECURITIES AND EXCHANGE COMMISSION MAINTAINS A WEB SITE THAT CONTAINS MATERIAL INCORPORATED BY REFERENCE AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

     THE UNDERLYING FUND PROSPECTUSES ARE ATTACHED. INCLUDED ARE PROSPECTUSES FOR THE RUSSELL INVESTMENT FUNDS, WHICH MAY NOT BE AVAILABLE UNDER YOUR POLICY. PLEASE READ THE PROSPECTUSES CAREFULLY AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE DIVISIONS OR FUNDS WILL PERFORM. THE POLICIES AND THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                YOUR PRIVACY NOTICE IS AT THE BACK OF THIS BOOK
                       AND IS NOT PART OF THE PROSPECTUS

THE COMPANY


     General American is principally engaged in writing individual life insurance policies and annuity contracts. It is admitted to do business in 49 states, the District of Columbia, Puerto Rico, and in ten Canadian provinces. The principal offices (Home Office) of General American are located at 13045 Tesson Ferry Road, St. Louis, Missouri 63128. The Administrative Office for various Policy transactions is as follows:




Premium Payments                       General American
                                       P.O. Box 790201
                                       St. Louis, MO 63179-0201

Payment Inquires and                   General American
Correspondence                         Remittance Processing
                                       18210 Crane Nest Drive
                                       Tampa, FL 33647
                                       (800) 638-9294

Beneficiary and Ownership              General American
Changes                                P. O. Box 990059
                                       Hartford, CT 06199-0059

Surrenders, Loans,                     General American
Withdrawals and                        P.O. Box 990090
Division Transfers                     Hartford, CT 06199-0090

Death Claims                           General American
                                       P.O. Box 990090
                                       Hartford, CT 06199-0090

All Telephone                          (800) 638-9294
Transactions and Inquiries


     You may request an account transfer or reallocation of future premiums by written request (which may be telecopied) to our Administrative Office, by telephoning us, or over the Internet. To request a transfer or reallocation by telephone, you should contact your registered representative, or contact us at
(800) 638-9294. To request a transfer or reallocation over the Internet, you may log on to our website at www.genamerica.com. We use reasonable procedures to confirm that instructions communicated by telephone, facsimile or Internet are genuine. Any telephone, facsimile or Internet instructions that we reasonably believe to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. However, because telephone and Internet transactions may be available to anyone who provides certain information about you and your Policy, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you.

     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Administrative Office.

     THE SEPARATE ACCOUNT. The separate account consists of divisions, each of which corresponds to an underlying Fund. Each division may either make money or lose money. Therefore if you invest in a division of the separate account, you may either make money or lose money, depending on the investment experience of that division. There is no guaranteed rate of return in the separate account.

     The following chart shows the Funds that are available under the policy along with the name of the investment adviser, sub-adviser (where applicable) and investment objective of each Fund. The Funds have different investment goals and strategies. You should review the prospectus of each Fund, or seek professional guidance in determining which Fund(s) best meet your objectives.

NOTE: THE RUSSELL INVESTMENT FUNDS ARE NOT AVAILABLE TO DESTINY OR EXECUTIVE BENEFIT POLICIES. FOR ALL OTHER POLICIES, THE RUSSELL INVESTMENT FUNDS ARE ONLY AVAILABLE FOR POLICIES WITH AN ISSUE DATE PRIOR TO JANUARY 1, 2000.

AMERICAN FUNDS INSURANCE SERIES  ADVISER: CAPITAL RESEARCH AND MANAGEMENT
                                 COMPANY

FUND                         SUB-ADVISER                     INVESTMENT OBJECTIVE
----                         -----------                     --------------------
American Funds Global            N/A             Capital appreciation through stocks.
Small Capitalization
Fund

American Funds Growth            N/A             Capital appreciation through stocks.
Fund

American Funds Growth-           N/A             Capital appreciation and income.
Income Fund

FIDELITY(R) VARIABLE INSURANCE
PRODUCTS                         ADVISER: FIDELITY MANAGEMENT & RESEARCH COMPANY


FUND                         SUB-ADVISER                     INVESTMENT OBJECTIVE
----                         -----------                     --------------------
VIP Equity-Income                                Reasonable income. The fund will also
Portfolio                                        consider the potential for capital
                                                 appreciation. The fund's goal is to achieve
                                                 a yield which exceeds the composite yield of
                                                 securities comprising the Standard & Poor's
                                                 500(SM) Index (S&P 500(R)).
VIP Growth Portfolio                             Capital appreciation.
VIP Mid Cap Portfolio                            Long-term growth of capital.
VIP Overseas Portfolio                           Long-term growth of capital.


J.P. MORGAN SERIES TRUST II      ADVISER: J.P. MORGAN INVESTMENT MANAGEMENT INC.

FUND                         SUB-ADVISER                     INVESTMENT OBJECTIVE
----                         -----------                     --------------------
JPMorgan Bond                    N/A             To provide high total return consistent with
Portfolio                                        moderate risk of capital and maintenance of
                                                 liquidity.

JPMorgan Small Company           N/A             To provide high total return from a
Portfolio                                        portfolio of small company stocks.

MET INVESTORS SERIES TRUST                   ADVISER: MET INVESTORS ADVISORY LLC


FUND                         SUB-ADVISER                     INVESTMENT OBJECTIVE
----                         -----------                     --------------------
Harris Oakmark          Harris Associates L.P.   Long-term capital appreciation.
International
Portfolio

Lazard Mid-Cap          Lazard Asset             Long-term growth of capital.
Portfolio               Management, LLC

Legg Mason Partners     ClearBridge Advisors,    Capital appreciation.
Aggressive Growth       LLC
Portfolio (formerly
Legg Mason Aggressive
Growth Portfolio)

Lord Abbett Bond        Lord, Abbett & Co. LLC   To provide high current income and the
Debenture Portfolio                              opportunity for capital appreciation to
                                                 produce a high total return.

Lord Abbett Growth and  Lord, Abbett & Co. LLC   Long-term growth of capital and income
Income Portfolio                                 without excessive fluctuation in market
                                                 value.

FUND                         SUB-ADVISER                     INVESTMENT OBJECTIVE
----                         -----------                     --------------------
Lord Abbett Mid-Cap     Lord, Abbett & Co. LLC   Capital appreciation through investments,
Value Portfolio                                  primarily in equity securities, which are
                                                 believed to be undervalued in the
                                                 marketplace.

Met/AIM Small Cap       A I M Capital            Long-term growth of capital.
Growth Portfolio        Management, Inc.

MFS Research            Massachusetts            Capital appreciation
International           Financial Services
Portfolio               Company

Neuberger Berman Real   Neuberger Berman         Total return through investment in real
Estate Portfolio        Management Inc.          estate securities, emphasizing both capital
                                                 appreciation and current income.

PIMCO Total Return      Pacific Investment       Maximum total return, consistent with the
Portfolio               Management Company LLC   preservation of capital and prudent
                                                 investment management.

RCM Technology          RCM Capital Management   Capital appreciation; no consideration is
Portfolio (formerly     LLC                      given to income.
RCM Global Technology
Portfolio)

T. Rowe Price Mid-Cap   T. Rowe Price            Long-term growth of capital.
Growth Portfolio        Associates, Inc.


METROPOLITAN SERIES FUND, INC.                    ADVISER: METLIFE ADVISERS, LLC


FUND                         SUB-ADVISER                     INVESTMENT OBJECTIVE
----                         -----------                     --------------------

BlackRock Aggressive    BlackRock Advisors,      Maximum capital appreciation.
Growth Portfolio        LLC

BlackRock Bond Income   BlackRock Advisors,      A competitive total return primarily from
Portfolio               LLC                      investing in fixed-income securities.

BlackRock Diversified   BlackRock Advisors,      High total return while attempting to limit
Portfolio               LLC                      investment risk and preserve capital.

BlackRock Large Cap     BlackRock Advisors,      Long-term growth of capital.
Value Portfolio         LLC

BlackRock Legacy Large  BlackRock Advisors,      Long-term growth of capital.
Cap Growth Portfolio    LLC

BlackRock Money Market  BlackRock Advisors,      A high level of current income consistent
Portfolio(1)            LLC                      with preservation of capital.

BlackRock Strategic     BlackRock Advisors,      High total return, consisting principally of
Value Portfolio         LLC                      capital appreciation.

Davis Venture Value     Davis Selected           Growth of capital.
Portfolio               Advisers, L.P.(3)

FI International Stock  Fidelity Management &    Long-term growth of capital.
Portfolio               Research Company

FI Mid Cap              Fidelity Management &    Long-term growth of capital.
Opportunities           Research Company
Portfolio

Harris Oakmark Focused  Harris Associates L.P.   Long-term capital appreciation.
Value Portfolio

Harris Oakmark Large    Harris Associates L.P.   Long-term capital appreciation.
Cap Value Portfolio

FUND                         SUB-ADVISER                     INVESTMENT OBJECTIVE
----                         -----------                     --------------------
Lehman Brothers(R)      MetLife Investment       To equal the performance of the Lehman
Aggregate Bond Index    Advisors Company,        Brothers Aggregate Bond Index.
Portfolio               LLC(3)

MetLife Mid Cap Stock   MetLife Investment       To equal the performance of the Standard &
Index Portfolio         Advisors Company,        Poor's Mid Cap 400 Composite Stock Price
                        LLC(3)                   Index.

MetLife Stock Index     MetLife Investment       To equal the performance of the Standard &
Portfolio               Advisors Company,        Poor's 500 Composite Stock Price Index.
                        LLC(3)

MFS Total Return        Massachusetts            Favorable total return through investment in
Portfolio               Financial Services       a diversified portfolio.
                        Company

Morgan Stanley EAFE(R)  MetLife Investment       To equal the performance of the MSCI EAFE
Index Portfolio         Advisors Company,        Index.
                        LLC(3)

Neuberger Berman Mid    Neuberger Berman         Capital growth.
Cap Value Portfolio     Management Inc.

Russell 2000(R) Index   MetLife Investment       To equal the return of the Russell 2000
Portfolio               Advisors Company,        Index.
                        LLC(3)

T. Rowe Price Large     T. Rowe Price            Long-term growth of capital, and
Cap Growth Portfolio    Associates, Inc.         secondarily, dividend income.

T. Rowe Price Small     T. Rowe Price            Long-term capital growth.
Cap Growth Portfolio    Associates, Inc.

Western Asset           Western Asset            To maximize total return consistent with
Management U.S.         Management Company       preservation of capital and maintenance of
Government Portfolio                             liquidity.


RUSSELL INVESTMENT FUNDS                   ADVISER: FRANK RUSSELL INVESTMENT
                                           MANAGEMENT COMPANY

FUND                         SUB-ADVISER                     INVESTMENT OBJECTIVE
----                         -----------                     --------------------
Aggressive Equity Fund  Multiple sub-advisers    To provide long term capital growth.
Core Bond Fund          Multiple sub-advisers    To provide current income and the
                                                 preservation of capital.
Multi-Style Equity      Multiple sub-advisers    To provide long-term capital growth.
  Fund
Non-U.S. Fund           Multiple sub-advisers    To provide long-term capital growth.

VAN ECK WORLDWIDE INSURANCE TRUST        ADVISER: VAN ECK ASSOCIATES CORPORATION


FUND                         SUB-ADVISER                     INVESTMENT OBJECTIVE
----                         -----------                     --------------------
Worldwide Emerging               N/A             Long-term capital appreciation by investing
Markets Fund                                     primarily in equity securities in emerging
                                                 markets around the world.

Worldwide Hard Assets            N/A             Long-term capital appreciation by investing
Fund                                             primarily in "hard asset securities." Hard
                                                 asset securities are the stocks and bonds
                                                 and other securities of companies that
                                                 derive at least 50% of gross revenue or
                                                 profit from the exploration, development,
                                                 production or distribution of precious
                                                 metals, natural resources, real estate and
                                                 commodities. Income is a secondary
                                                 consideration.

---------------

(1) An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the Portfolio. During extended periods of low interest rates, the yields of the Division investing in the Money Market Portfolio may become extremely low and possibly negative.


(2) Davis Selected Advisers, L.P. may also delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary.


(3) Prior to April 30, 2007, Metropolitan Life Insurance Company was the sub-adviser to this Portfolio.



FOR MORE INFORMATION REGARDING THE FUNDS AND THEIR INVESTMENT ADVISERS AND SUB-ADVISERS, SEE THE FUND PROSPECTUSES ATTACHED AND THEIR STATEMENTS OF ADDITIONAL INFORMATION.


OTHER FUNDS AND SHARE CLASSES

     The Russell Investment Funds may not be available under your Policy, even though they are described in the attached Fund prospectuses. The Real Estate Securities Fund described in the Russell Investment Funds prospectus is not available under any Policy.

     Some of the Funds offer various classes of shares, each of which has a different level of expenses. The prospectuses for the Funds may provide information for share classes that are not available through the Policy. When you consult the prospectus for any Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Policy. For Fidelity Variable Insurance Products and the Van Eck Worldwide Insurance Trust, we offer Initial Class shares; for the Metropolitan Series Fund, Inc., we offer Class A shares; for the Met Investors Series Trust, we offer Class A shares; and for the American Funds Insurance Series, we offer Class 2 shares.

CHARGES AND DEDUCTIONS


     The following table describes the annual operating expenses for each Fund for the year ended December 31, 2006, before and after any applicable contractual fee waivers and expense reimbursements:


ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                                                           FEE
                                                                            GROSS        WAIVERS
                                                                            TOTAL          AND          NET TOTAL
                                           MANAGEMENT    OTHER     12B-1    ANNUAL       EXPENSE         ANNUAL
                                              FEES      EXPENSES   FEES    EXPENSES   REIMBURSEMENTS   EXPENSES(1)
                                           ----------   --------   -----   --------   --------------   -----------
AMERICAN FUNDS INSURANCE SERIES
  (CLASS 2 SHARES)
American Funds Global Small
  Capitalization Fund....................     .72%        .05%     .25%     1.02%          .00%           1.02%
American Funds Growth Fund...............     .32%        .02%     .25%      .59%          .00%            .59%
American Funds Growth-Income Fund........     .27%        .01%     .25%      .53%          .00%            .53%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS
  (INITIAL CLASS SHARES)
VIP Equity-Income Portfolio..............     .47%        .10%     .00%      .57%          .00%            .57%
VIP Growth Portfolio.....................     .57%        .11%     .00%      .68%          .00%            .68%
VIP Mid Cap Portfolio....................     .57%        .11%     .00%      .68%          .00%            .68%
VIP Overseas Portfolio...................     .72%        .16%     .00%      .88%          .00%            .88%
J.P. MORGAN SERIES TRUST II
JPMorgan Bond Portfolio..................     .30%        .46%     .00%      .76%          .00%            .76%(2)
JPMorgan Small Company Portfolio.........     .60%        .56%     .00%     1.16%          .00%           1.16%(2)
MET INVESTORS SERIES TRUST (3)
  (CLASS A SHARES)
Harris Oakmark International Portfolio...     .78%        .13%     .00%      .91%          .00%            .91%
Lazard Mid-Cap Portfolio.................     .70%        .06%     .00%      .76%          .00%            .76%
Legg Mason Partners Aggressive Growth
  Portfolio..............................     .63%        .09%     .00%      .72%          .00%            .72%(4)
Lord Abbett Bond Debenture Portfolio.....     .50%        .04%     .00%      .54%          .00%            .54%
Lord Abbett Growth and Income
  Portfolio..............................     .50%        .03%     .00%      .53%          .00%            .53%
Lord Abbett Mid-Cap Value Portfolio......     .68%        .07%     .00%      .75%          .00%            .75%
Met/AIM Small Cap Growth Portfolio.......     .87%        .06%     .00%      .93%          .00%            .93%(4)
MFS Research International Portfolio.....     .72%        .14%     .00%      .86%          .00%            .86%
Neuberger Berman Real Estate Portfolio...     .64%        .04%     .00%      .68%          .00%            .68%
PIMCO Total Return Portfolio.............     .50%        .05%     .00%      .55%          .00%            .55%
RCM Technology Portfolio.................     .88%        .14%     .00%     1.02%          .00%           1.02%(4,5)
T. Rowe Price Mid-Cap Growth Portfolio...     .75%        .04%     .00%      .79%          .00%            .79%
METROPOLITAN SERIES FUND, INC.
  (CLASS A SHARES)(6)
BlackRock Aggressive Growth Portfolio....     .72%        .06%     .00%      .78%          .00%            .78%
BlackRock Bond Income Portfolio..........     .39%        .07%     .00%      .46%          .01%            .45%(7)
BlackRock Diversified Portfolio..........     .44%        .07%     .00%      .51%          .00%            .51%
BlackRock Large Cap Value Portfolio......     .70%        .11%     .00%      .81%          .00%            .81%(8)
BlackRock Legacy Large Cap Growth
  Portfolio..............................     .73%        .07%     .00%      .80%          .00%            .80%
BlackRock Money Market Portfolio.........     .34%        .04%     .00%      .38%          .01%            .37%(9)
BlackRock Strategic Value Portfolio......     .82%        .06%     .00%      .88%          .00%            .88%

                                                                                           FEE
                                                                            GROSS        WAIVERS
                                                                            TOTAL          AND          NET TOTAL
                                           MANAGEMENT    OTHER     12B-1    ANNUAL       EXPENSE         ANNUAL
                                              FEES      EXPENSES   FEES    EXPENSES   REIMBURSEMENTS   EXPENSES(1)
                                           ----------   --------   -----   --------   --------------   -----------
Davis Venture Value Portfolio............     .71%        .04%     .00%      .75%          .00%            .75%
FI International Stock Portfolio.........     .85%        .13%     .00%      .98%          .00%            .98%
FI Mid Cap Opportunities Portfolio.......     .68%        .06%     .00%      .74%          .00%            .74%
Harris Oakmark Focused Value Portfolio...     .72%        .05%     .00%      .77%          .00%            .77%
Harris Oakmark Large Cap Value
  Portfolio..............................     .72%        .06%     .00%      .78%          .00%            .78%
Lehman Brothers Aggregate Bond Index
  Portfolio..............................     .25%        .06%     .00%      .31%          .01%            .30%(10)
MetLife Mid Cap Stock Index Portfolio....     .25%        .08%     .00%      .33%          .01%            .32%(2,11)
MetLife Stock Index Portfolio............     .25%        .05%     .00%      .30%          .01%            .29%(11)
MFS Total Return Portfolio...............     .53%        .05%     .00%      .58%          .00%            .58%(12)
Morgan Stanley EAFE Index Portfolio......     .30%        .15%     .00%      .45%          .01%            .44%(13,14)
Neuberger Berman Mid Cap Value
  Portfolio..............................     .65%        .06%     .00%      .71%          .00%            .71%(12)
Russell 2000 Index Portfolio.............     .25%        .11%     .00%      .36%          .01%            .35%(11,14)
T. Rowe Price Large Cap Growth
  Portfolio..............................     .60%        .08%     .00%      .68%          .00%            .68%
T. Rowe Price Small Cap Growth
  Portfolio..............................     .51%        .07%     .00%      .58%          .00%            .58%
Western Asset Management U.S. Government
  Portfolio..............................     .50%        .07%     .00%      .57%          .00%            .57%
RUSSELL INVESTMENT FUNDS
Aggressive Equity Fund...................     .95%        .17%     .00%     1.12%          .06%           1.06%(2,15)
Core Bond Fund...........................     .60%        .13%     .00%      .73%          .01%            .72%(14,16)
Multi-Style Equity Fund..................     .78%        .10%     .00%      .88%          .00%            .88%(2,17)
Non-U.S. Fund............................     .95%        .27%     .00%     1.22%          .06%           1.16%(2,18)
VAN ECK WORLDWIDE INSURANCE TRUST
  (INITIAL CLASS SHARES)
Worldwide Emerging Markets Fund..........    1.00%        .33%     .00%     1.33%          .00%           1.33%
Worldwide Hard Assets Fund...............    1.00%        .13%     .00%     1.13%          .00%           1.13%


---------------

 (1) Net Total Annual Expenses do not reflect any voluntary waivers of fees and expenses, or any expense reductions resulting from directed brokerage arrangements.


 (2) Other Expenses include 0.01% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.



 (3) Other Expenses have been restated to reflect new custodian, fund administration and transfer agent fee schedules, as if these fee schedules had been in effect for the previous fiscal year.



 (4) The Management Fee has been restated to reflect an amended management fee agreement, as if the agreement had been in effect during the previous fiscal year.



 (5) Other Expenses reflect the repayment of fees previously waived or expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.04%.



 (6) Other Expenses have been restated to reflect current fees, as if current fees had been in effect for the previous fiscal year.



 (7) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.325% for amounts over $1 billion but less than $2 billion.



 (8) Other Expenses reflect the repayment of expenses previously paid by the Investment Adviser, under the terms of prior expense limitation agreements, in the amount of 0.02%.

 (9) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee to the annual rate of 0.345% for the first $500 million of the Portfolio's average daily net assets and 0.335% for the next $500 million.



(10) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.244%.



(11) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.243%.



(12) The Management Fee has been restated to reflect current fees, as if current fees had been in effect during the previous fiscal year.



(13) MetLife Advisers, LLC has contractually agreed, for the period May 1, 2007 through April 30, 2008, to reduce the Management Fee of the Portfolio to 0.293%.



(14) Other Expenses include 0.02% of "Acquired Fund Fees and Expenses," which are fees and expenses attributable to underlying portfolios in which the Portfolio invested during the preceding fiscal year.



(15) The Fund's Manager has contractually agreed to waive, at least until April 30, 2008, a portion of its management fee, up to the full amount of that fee, and to then reimburse the Fund for all remaining expenses, after fee waivers, in order to prevent total operating expenses, excluding "Acquired Fund Fees and Expenses," from exceeding 1.05% of the Fund's average daily net assets on an annual basis.



(16) The Fund's Manager has contractually agreed to waive, at least until April 30, 2008, a portion of its management fee, up to the full amount of that fee, and to then reimburse the Fund for all remaining expenses, after fee waivers, in order to prevent total operating expenses, excluding "Acquired Fund Fees and Expenses," from exceeding 0.70% of the Fund's average daily net assets on an annual basis.



(17) The Fund's Manager has contractually agreed to waive, at least until April 30, 2008, a portion of its management fee, up to the full amount of that fee, and to then reimburse the Fund for all remaining expenses, after fee waivers, in order to prevent total operating expenses, excluding "Acquired Fund Fees and Expenses," from exceeding 0.87% of the Fund's average daily net assets on an annual basis.



(18) The Fund's Manager has contractually agreed to waive, at least until April 30, 2008, a portion of its management fee, up to the full amount of that fee, and to then reimburse the Fund for all remaining expenses, after fee waivers, in order to prevent total operating expenses, excluding "Acquired Fund Fees and Expenses," from exceeding 1.15% of the Fund's average daily net assets on an annual basis.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE FUNDS


     An investment adviser (other than our affiliate, MetLife Advisers, LLC and Met Investors Advisory LLC) or sub-adviser or its affiliates may make payments to us and/or certain affiliates. These payments may be used for a variety of purposes, including payment for expenses for certain administrative, marketing and support services with respect to the Policies and, in our role as intermediary, with respect to the Funds. We and our affiliates may profit from these payments. These payments may be derived, in whole or in part, from the advisory fee deducted from Portfolio assets. Policy owners, through their indirect investment in the Portfolios, bear the costs of these advisory fees (see the Fund prospectuses for more information). The amount of the payments we receive is based on a percentage of assets of the Fund attributable to the Policies and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or sub-advisers (or other affiliates) may pay us more than others. These percentages currently range up to 0.50%. Additionally, an investment adviser or sub-adviser of a Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Policies and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or sub-adviser (or other affiliate) with increased access to persons involved in the distribution of the Policies.



     We and certain of our affiliated insurance companies have joint ownership interests in our affiliated investment advisers, MetLife Advisers, LLC and Met Investors Advisory LLC, which are organized as limited liability companies. Our owner interests in MetLife Advisers, LLC and Met Investors Advisory LLC entitle us to profit distributions if the adviser makes a profit with respect to the management fees it receives from a Fund. We will benefit accordingly from assets allocated to the Funds to the extent they result in profits to the advisers. (See "Charges and Deductions -- Annual Fund Operating Expenses" for information on the management fees paid to the advisers and the Statement of Additional Information for the Funds for information on the management fees paid by the adviser to sub-advisers.)


     The American Funds Global Small Capitalization Fund, the American Funds Growth Fund and the American Funds Growth-Income Fund have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. A Fund's 12b-1 Plan, if any, is described in more detail in each Fund's prospectus. (See also "Charges and Deductions -- Annual Fund Operating Expenses.") Any payments we receive pursuant to a Fund's 12b-1 Plan are paid to us or our Distributor. Payments under a Fund's 12b-1 Plan decrease the Fund's investment return.


     We pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Global Small Capitalization Fund, the American Funds Growth Fund and the American Funds Growth-Income Fund for the services it provides in marketing the Funds' shares in connection with the Policies.

SELECTION OF THE FUNDS


     We select the Funds offered through the Policy based on several criteria, including asset class coverage, the strength of the adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Fund's adviser or sub-adviser is one of our affiliates or whether the Fund, its adviser, its sub-adviser(s), or an affiliate will make payments to us or our affiliates. For additional information on these arrangements, see "Certain Payments We Receive with Regard to the Funds" above. In this regard, the profit distributions we receive from our affiliated investment advisers are a component of the total revenue that we consider in configuring the features and investment choices available in the variable insurance products that we and our affiliated insurance companies issue. Since we and our affiliated insurance companies may benefit more from the allocation of assets to portfolios advised by our affiliates than those that are not, we may be more inclined to offer portfolios advised by our affiliates in the variable insurance products we issue. We review the Funds periodically and may remove a Fund or limit its availability to new premium payments and/or transfers of cash value if we determine that the Fund no longer meets one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Policy Owners.



     WE DO NOT PROVIDE INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE CASH VALUE OF YOUR POLICY RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.


                                 POLICY RIGHTS

TRANSFERS

     Frequent requests from Policy Owners to transfer cash value may dilute the value of a Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Fund and the reflection of that change in the Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Funds and may disrupt portfolio management strategy, requiring a Fund to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Funds, which may in turn adversely affect Policy Owners and other persons who may have an interest in the Policies (e.g., beneficiaries).


     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Funds (i.e., the BlackRock Strategic Value Portfolio, FI International Stock Portfolio, Morgan Stanley EAFE Index Portfolio, Russell 2000 Index Portfolio, T. Rowe Price Small Cap Growth Portfolio, Harris Oakmark International Portfolio, Lord Abbett Bond Debenture Portfolio, Met/AIM Small Cap Growth Portfolio, Fidelity VIP Overseas Portfolio, American Funds Global Small Capitalization Fund, JPMorgan Small Company Stock Portfolio, Russell Aggressive Equity Fund, Russell Non-U.S. Fund, Van Eck Worldwide Emerging

Markets Fund and Van Eck Worldwide Hard Assets Fund) and we monitor transfer activity in those Funds (the "Monitored Portfolios"). In addition, as described below, we intend to treat all American Funds Insurance Series portfolios ("American Funds Portfolios") as Monitored Portfolios. We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. For example, we currently monitor transfer activity to determine if, for each category of international, small-cap, and high-yield Monitored Portfolios, in a 12-month period there were: (1) six or more transfers involving the given category; (2) cumulative gross transfers involving the given category that exceed the current Cash Value; and (3) two or more "round-trips" involving any Monitored Portfolio in the given category. A round-trip generally is defined as a transfer in followed by a transfer out within the next seven calendar days or a transfer out followed by a transfer in within the next seven calendar days, in either case subject to certain other criteria.



     We do not believe that other Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Funds, we rely on the underlying Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



     AMERICAN FUNDS MONITORING POLICY. As a condition to making their portfolios available in our products, American Funds requires us to treat all American Funds portfolios as Monitored Portfolios under our current market timing and excessive trading policies and procedures. Further, American Funds requires us to impose additional specified monitoring criteria for all American Funds portfolios available under the Policy, regardless of the potential for arbitrage trading. We are required to monitor transfer activity in American Funds portfolios to determine if there were two or more transfers in followed by transfers out, in each case of a certain dollar amount or greater, in any 30-day period. A first violation of the American Funds monitoring policy will result in a written notice of violation; each additional violation will result in the imposition of a six-month restriction, during which period we will require all transfer requests to or from an American Funds portfolio to be submitted with an original signature. Further, as Monitored Portfolios, all American Funds portfolios also will be subject to our current market timing and excessive trading policies, procedures and restrictions (described below), and transfer restrictions may be imposed upon a violation of either monitoring policy. Although we do not have the operational or systems capability at this time to impose the American Funds monitoring policy and/or to treat all of the American Funds portfolios as Monitored Portfolios under our policy, we intend to do so in the future.


     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Policy Owners or other persons who have an interest in the Policies, we require all future transfer requests to or from any Monitored Portfolios or other identified Portfolios under that Policy to be submitted either (i) in writing with an original signature or (ii) by telephone prior to 10:00 a.m.

     Transfers made under the dollar cost averaging program or the portfolio rebalancing program are not treated as transfers when we evaluate trading patterns for market timing.

     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Funds that we believe are susceptible to arbitrage trading or the determination of the transfer limits. Our ability to detect and/or restrict such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Policy Owners to avoid such detection. Our ability to restrict such transfer activity may also be limited by provisions of the Policy. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Policy Owners and other persons with interests in the Policies. We do not accommodate market timing in any Funds and there are no arrangements in place to permit any Policy Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement.

     The Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares, and we reserve the right to enforce these policies and procedures. For example, Funds may assess a redemption fee (which we reserve the right to collect) on shares held for a relatively short period. The prospectuses for the Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Although we may not have the contractual authority or the operational capacity to apply the frequent trading policies and procedures of the Funds, we have entered into a written agreement, as required by SEC regulation, with each Fund or its principal underwriter that obligates us to provide to the Fund promptly upon request certain information about the trading activity of individual Policy Owners, and to execute instructions from the Fund to restrict or prohibit further purchases or transfers by specific Policy Owners who violate the frequent trading policies established by the Fund.



     In addition, Policy Owners and other persons with interests in the Policies should be aware that the purchase and redemption orders received by the Funds are generally "omnibus" orders from intermediaries such as retirement plans or separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual owners of variable insurance policies and/or individual retirement plan participants. The omnibus nature of these orders may limit the Funds in their ability to apply their frequent trading policies and procedures. In addition, the other insurance companies and/or retirement plans may have different policies and procedures or may not have any such policies and procedures because of contractual limitations. For these reasons, we cannot guarantee that the Funds (and thus Policy Owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Funds. If a Fund believes that an omnibus order reflects one or more transfer requests from Contract Owners engaged in disruptive trading activity, the Fund may reject the entire omnibus order.


     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Policy Owner). You should read the Fund prospectuses for more details.


                                GENERAL MATTERS



POSTPONEMENT OF PAYMENTS FROM THE SEPARATE ACCOUNT



     We may withhold payment of surrender, withdrawal or loan proceeds if any portion of those proceeds would be derived from a Policy Owner's check that has not yet cleared (i.e., that could still be dishonored by your banking institution). We may use telephone, fax, Internet or other means of communications to verify that payment from the Policy Owner's check has been or will be collected. We will not delay payment longer than necessary for us to verify that payment has been or will be collected. Policy Owners may avoid the possibility of delay in the disbursement of proceeds coming from a check that has not yet cleared by providing us with a certified check.


                              FEDERAL TAX MATTERS

INTRODUCTION

     The following summary provides a general description of the Federal income tax considerations associated with the Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Counsel or other competent tax advisers should be consulted for more complete information. This discussion is based upon General American's understanding of the present Federal income tax laws as they are currently interpreted by the Internal Revenue Service. No representation is made as to the likelihood of continuation of the present Federal income tax laws or of the current interpretations by the Internal Revenue Service.


     IRS CIRCULAR 230 NOTICE: The tax information contained herein is not intended to (and cannot) be used by anyone to avoid IRS penalties. It is intended to support the sale of the Policy. The Policy Owner should seek tax advice based on the Policy Owner's particular circumstances from an independent tax adviser.


TAX STATUS OF THE POLICY

     In order to qualify as a life insurance contract for Federal income tax purposes and to receive the tax treatment normally accorded life insurance contracts under Federal tax law, a Policy must satisfy certain requirements which are set forth in the Internal Revenue Code. Guidance as to how these requirements are to be applied is limited, in particular, with respect to joint and last survivor life insurance policies. Nevertheless, we believe that the Policies should satisfy the applicable requirements. There is less guidance, however, with respect to Policies issued on a substandard or guaranteed issue basis and Policies with term riders added, and it is not clear whether such policies will in all cases satisfy the applicable requirements, particularly if the owner pay the full amount of premiums under the Policy. We may take appropriate steps to bring the Policy into compliance with applicable requirements, and we reserve the right to restrict Policy transactions in order to do so. The insurance proceeds payable on the death of the insured will never be less than the minimum amount required for the Policy to be treated as life insurance under section 7702 of the Internal Revenue Code, as in effect on the date the Policy was issued.

     In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets. Although published guidance in this area does not address certain aspects of the Policies, we believe that the Owner of a Policy should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Policies to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Policies from being treated as the owners of the underlying Separate Account assets.

     In addition, the Code requires that the investments of the Separate Account be "adequately diversified" in order for the Policies to be treated as life insurance contracts for Federal income tax purposes. It is intended that the Separate Account, through the Eligible Funds, will satisfy these diversification requirements.

     The following discussion assumes that the Policy will qualify as a life insurance contract for Federal income tax purposes.


     1. TAX TREATMENT OF POLICY BENEFITS. In general, the Company believes that the proceeds and Cash Value increases of a Policy should be treated in a manner consistent with a fixed-benefit life insurance policy for Federal income tax purposes. Thus, the death benefit under the Policy should be excludable from the gross income of the Beneficiary to the extent provided in under Section 101 of the Code. In the case of employer-owned life insurance as defined in Section 101(j), the amount of the death benefit excludable from gross income is limited to premiums paid unless the Policy falls within certain specified exceptions and a notice and consent requirement is satisfied before the Policy is issued. Certain specified exceptions are based on the status of an employee as highly compensated or recently employed. There are also exceptions for Policy proceeds paid to an employee's heirs. These exceptions only apply if proper notice is given to the insured employee and consent is received from the insured employee before the issuance of the Policy. These rules apply to Policies issued August 18, 2006 and later and also apply to policies issued before August 18, 2006 after a material increase in the death benefit or other material change. An IRS reporting requirement applies to employer-owned life insurance subject to these rules. Because these rules are complex and will affect the tax treatment of death benefits, it is advisable to consult tax counsel. The death benefit will also be taxable in the case of a transfer-for-value unless certain exceptions apply.


     Many changes or transactions involving a Policy may have tax consequences, depending on the circumstances. Such changes include, but are not limited to, the exchange of the Policy, a change of the Policy's Face Amount, a Policy Loan, an additional premium payment, a Policy lapse with an outstanding Policy Loan, a partial withdrawal, or a surrender of the Policy. The transfer of the Policy or designation of a Beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. For example, the transfer of the Policy to, or the designation as a Beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the Owner may have generation skipping transfer tax consequences under Federal tax law. The individual situation of each Owner or Beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation skipping and other taxes.

     A Policy may also be used in various arrangements, including non-qualified deferred compensation or salary continuation plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if you are contemplating the use of a Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a qualified tax adviser regarding the tax attributes of the particular arrangement.

     Generally, the Owner will not be deemed to be in constructive receipt of the Policy's Cash Value, including increments thereof, under the Policy until there is a distribution. Under a complete surrender or lapse of any Policy, if the amount received plus the amount of outstanding Indebtedness exceeds the total investments in the Policy, the excess will generally be treated as ordinary income subject to tax. The tax consequences of other distributions from, and Policy Loans taken from or secured by, a Policy depend upon whether the Policy is classified as a "modified endowment contract".

     2. MODIFIED ENDOWMENT CONTRACTS. A policy may be treated as a modified endowment contract depending upon the amount of premiums paid in relation to the death benefit provided under such Policy. The premium limitation rules for determining whether a Policy is a modified endowment contract are extremely complex. In general, however, a Policy will be a modified endowment contract if the accumulated premiums paid at any time during the first seven Policy Years exceed the sum of the net level premiums which would have been paid on or before such time if the Policy provided for paid-up future benefits after the payment of seven level annual premiums.

     In addition, if a Policy is "materially changed" it may cause such Policy to be treated as a modified endowment contract. The material change rules for determining whether a Policy is a modified endowment contract are also extremely complex. In general, however, the determination of whether a Policy will be a modified endowment contract after a material change generally depends upon the relationship among the death benefit at the time of such change, the Cash Value at the time of the change and the additional premiums paid in the seven Policy Years starting with the date on which the material change occurs.

     Moreover, a life insurance contract received in exchange for a life insurance contract classified as a modified endowment contract will also be treated as a modified endowment contract. A reduction in a Policy's benefits may also cause such Policy to become a modified endowment contract.

     Accordingly, a prospective Owner should contact a competent tax adviser before purchasing a Policy to determine the circumstances under which the Policy would be a modified endowment contract. In addition, an Owner should contact a competent tax adviser before paying any additional premiums or making any other change to, including an exchange of, a Policy to determine whether such premium or change would cause the Policy (or the new Policy in the case of an exchange) to be treated as a modified endowment contract.

NOTE: MOST DESTINY POLICIES WERE MODIFIED ENDOWMENT CONTACTS FROM THE DATE OF ISSUE, THEREFORE, DISTRIBUTIONS FROM MOST DESTINY POLICIES ARE TAXED AS FOLLOWS:

     3. DISTRIBUTIONS FROM POLICIES CLASSIFIED AS MODIFIED ENDOWMENT
CONTRACT. Policies classified as modified endowment contracts will be subject to the following tax rules: First, all distributions, including distributions upon surrender, from such a Policy are treated as ordinary income subject to tax up to the amount equal to the excess (if any) of the Cash Value immediately before the distribution over the investment in the Policy (described below) at such time. Second, Policy Loans taken from, or secured by, such a Policy, as well as due but unpaid interest thereon, are treated as distributions from such a Policy and taxed accordingly. Third, a 10 percent additional income tax is imposed on the portion of any distribution from, or Policy Loan taken from or secured by, such a Policy that is included in income, except where the distribution or Policy Loan (a) is made on or after the Owner attains age
59 1/2, (b) is attributable to the Owner's becoming disabled, or (c) is part of a series of substantially equal periodic payments for the life (or life expectancy) of the Owner or the joint lives (or joint life expectancies) of the Owner and the Owner's Beneficiary.

     4. DISTRIBUTIONS FROM POLICIES NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACT. Distributions from Policies not classified as a modified endowment contracts are generally treated as first recovering the investment in the Policy (described below) and then, only after the return of all such investment in the Policy, as distributing taxable income. An exception to this general rule occurs in the case of a decrease in the Policy's death benefit (possibly including a partial withdrawal) or any other change that reduces benefits under the Policy in the first 15 years after the Policy is issued and that results in cash distribution to the Owner in order for the Policy to continue complying with the
Section 7702 definitional limits. Such a cash distribution will be taxed in whole or in part as ordinary income (to the extent of any gain in the Policy) under rules prescribed in Section 7702.

     Policy Loans from, or secured by, a Policy that is not a modified endowment contract should generally not be treated as distributions. Instead, such loans should generally be treated as indebtedness of the Owner. However, because the tax consequences associated with Policy Loans are not always clear, in particular, with respect to Policy Loans outstanding after the tenth Policy year, you should consult a tax adviser prior to taking any Policy Loan.

     Upon a complete surrender or lapse of a Policy that is not a modified endowment contract, if the amount received plus the amount of indebtedness exceeds the total investment in the Policy, the excess will generally be treated as ordinary income subject to tax.

     Neither distributions (including distributions upon surrender or lapse) nor Policy Loans from, or secured by, a Policy that is not a modified endowment contract are subject to the 10 percent additional income tax.

     If a Policy which is not a modified endowment contract subsequently becomes a modified endowment contract, then any distribution made from the Policy within two years prior to the date of such change in status may become taxable.

     5. POLICY LOANS. Generally, interest paid on any loan under a life insurance Policy is not deductible. AN OWNER SHOULD CONSULT A COMPETENT TAX ADVISER IF THE DEDUCTIBILITY OF LOAN INTEREST IS A CONSIDERATION IN THE PURCHASE OF A POLICY. If a Policy Loan is outstanding when a Policy is canceled or lapses, the amount of the outstanding Indebtedness will be added to the amount distributed and will be taxed accordingly.

     6. INTEREST EXPENSE ON UNRELATED INDEBTEDNESS. Under provisions added to the Code in 1997 for policies issued after June 8, 1997, if a business taxpayer owns or is the beneficiary of a Policy on the life of any individual who is not an officer, director, employee, or 20 percent owner of the business, and the taxpayer also has debt unrelated to the Policy, a portion of the taxpayer's unrelated interest expense deductions may be lost. No business taxpayer should purchase, exchange, or increase the death benefit under a Policy on the life of any individual who is not an officer, director, employee, or 20 percent owner of the business without first consulting a competent tax adviser.

     7. INVESTMENT IN THE POLICY. Investment in the Policy means (i) the aggregate amount of any premiums or other consideration paid for a Policy, minus
(ii) the aggregate amount received under the Policy which is excluded from gross income of the Owner (except that the amount of any Policy Loan from, or secured by, a Policy that is a modified endowment contract, to the extent such amount is excluded from gross income, will be disregarded), plus (iii) the amount of any Policy Loan from, or secured by, a Policy that is a modified endowment contract to the extent that such amount is included in the gross income of the Owner.

     8. MULTIPLE POLICES. All modified endowment contracts that are issued by the Company (or its affiliates) to the same Owner during any calendar year are treated as one modified endowment contract for purposes of determining the amount includible in gross income under Section 72(e) of the Code.

     9. LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS. Policy Owners that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, Policy Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Policy Owner's country of citizenship or residence.

     10. WITHHOLDING. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's Federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     11. ESTATE, GIFT AND GENERATION-SKIPPING TRANSFER TAXES. The transfer of the Policy or the designation of a beneficiary may have Federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. When the insured dies, the death proceeds will generally be includable in the Policy Owner's estate for purposes of the Federal estate tax if the Policy Owner was the insured. If the Policy Owner was not the insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. The Policy would not be includable in the insured's estate if the insured neither retained incidents of ownership at death nor had given up ownership within three years before death.

     Moreover, under certain circumstances, the Internal Revenue Code may impose a "generation-skipping transfer tax" when all or part of a life insurance policy is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Policy Owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your Policy, or from any applicable payment, and pay it directly to the IRS.

     Qualified tax advisers should be consulted concerning the estate and gift tax consequences of Policy ownership and distributions under Federal, state and local law. The individual situation of each Policy Owner or beneficiary will determine the extent, if any, to which Federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of Federal, state and local estate, inheritance, generation-skipping and other taxes.

     The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") repeals the Federal estate tax and replaces it with a carryover basis income tax regime effective for estates of decedents dying after December 31, 2009. EGTRRA also repeals the generation-skipping transfer tax, but not the gift tax, for transfers made after December 31, 2009. EGTRRA contains a sunset provision, which essentially returns the Federal estate, gift and generation-skipping transfer taxes to their pre-EGTRRA form, beginning in 2011. Congress may or may not enact permanent repeal between now and then.


     During the period prior to 2010, EGTRRA provides for periodic decreases in the maximum estate tax rate coupled with periodic increases in the estate tax exemption. The maximum estate tax rate for 2007-2009 is 45%. The estate tax exemption is $2,000,000 for 2006-2008 and $3,500,000 in 2009.


     The complexity of the new tax law, along with uncertainty as to how it might be modified in coming years, underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

     12. CONTINUATION OF POLICY BEYOND ATTAINED AGE 100. The tax consequences of continuing the Policy beyond the Insured's Attained Age 100 birthday are unclear. You should consult a tax adviser if you intend to keep the Policy in force beyond the Insured's Attained Age 100.

     13. Ownership of the Policy by a corporation, trust or other non-natural person could jeopardize some (or all) of such entity's interest deduction under Internal Revenue Code Section 264, even where such entity's indebtedness is in no way connected to the Policy. In addition, under Section 264(f)(5), if a business (other than a sole proprietorship) is directly or indirectly a beneficiary of the Policy, the Policy could be treated as held by the business for purposes of the Section 264(f) entity-holder rules. Therefore, it would be advisable to consult with a qualified tax adviser before any non-natural person is made an owner or holder of the Policy, or before a business (other than a sole proprietorship) is made a beneficiary of the Policy.

     14. GUIDANCE ON SPLIT DOLLAR PLANS. The IRS has issued guidance on split dollar insurance plans. A tax adviser should be consulted with respect to this guidance if your Policy is, or may become, subject to a split dollar insurance plan. If your Policy is part of an equity split dollar arrangement, there is a risk that some portion of the Policy cash value may be taxed prior to any Policy distribution.

     In addition, the Sarbanes-Oxley Act of 2002 (the "Act") which was signed into law on July 30, 2002, prohibits, with exceptions, publicly-traded companies, including non-U.S. companies that have securities listed on U.S. exchanges, from extending, directly or indirectly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted to apply to split-dollar life insurance arrangements for directors and executive officers of such companies, since such arrangements can arguably be viewed as involving a loan from the employer for at least some purposes.

     Although the prohibition on loans generally took effect as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy or the purchase of new Policy in connection with a split-dollar life insurance arrangement should consult legal counsel.

     Split dollar insurance plans that provide deferred compensation may be subject to recently enacted rules governing deferred compensation arrangements. Failure to adhere to these rules will result in adverse tax consequences. A tax adviser should be consulted with respect to such plans.

     15. ALTERNATIVE MINIMUM TAX. There may also be an indirect tax upon the income in the Policy or the proceeds of a Policy under the Federal corporate alternative minimum tax, if the Owner is subject to that tax.

     16. PUERTO RICO. We believe that Policies subject to Puerto Rican tax law will generally receive treatment similar, with certain modifications, to that described above. Among other differences, Policies governed by Puerto Rican tax law are not currently subject to the rules described above regarding Modified Endowment Contracts. You should consult your tax adviser with respect to Puerto Rican tax law governing the Policies.

     17. POSSIBLE TAX LAW CHANGES. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

     18. FOREIGN TAX CREDITS. To the extent permitted under Federal tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain Eligible Funds to foreign jurisdictions.

     19. POSSIBLE CHARGE FOR TAXES. At the present time, the Company makes no charge to the Separate Account for any Federal, state, or local taxes (as opposed to Premium Tax Charges which are deducted from premium payments) that it incurs which may be attributable to such Separate Account or to the Policies. The Company, however, reserves the right in the future to make a charge for any such tax or other economic burden resulting from the application of the tax laws that it determines to be properly attributable to the Separate Account or to the Policies.

MANAGEMENT

     The directors and executive officers of General American Life Insurance Company and their principal business experience are:

DIRECTORS OF GENERAL AMERICAN


NAME AND PRINCIPAL BUSINESS ADDRESS                  PRINCIPAL BUSINESS EXPERIENCE
-----------------------------------                  -----------------------------
Michael K. Farrell*                   Director of General American since 2003 and Senior Vice
                                      President of Metropolitan Life Insurance Company since
                                      2002.
James L. Lipscomb**                   Director of General American since 2002 and Executive
                                      Vice-President and General Counsel of Metropolitan Life
                                      Insurance Company since 2003. Formerly, Senior Vice
                                      President and Deputy General Counsel 2001-2003 of
                                      Metropolitan Life.
William J. Mullaney**                 Director of NELICO since 2007 and President of
                                      Institutional Business at Metropolitan Life Insurance
                                      Company since 2007. Formerly President 2004-2007 of
                                      Metropolitan Property and Casualty.
Catherine A. Rein**                   Director of General American since 2004 and Senior
                                      Executive Vice President and Chief Administrative Officer
                                      of Metropolitan Life Insurance Company since 2005.
                                      Formerly, President and Chief Executive Officer 1999- 2004
                                      of Metropolitan Property and Casualty.
Stanley J. Talbi**                    Director of General American since 2002 and Senior Vice
                                      President of Metropolitan Life Insurance Company since
                                      1974.
Michael J. Vietri****                 Director of NELICO since 2005 and Executive Vice President of Metropolitan Life Insurance Company since 2005.
                                      Formerly, Senior Vice President 1999-2004 of Metropolitan
                                      Life Insurance Company.
Lisa M. Weber**                       Chairman of the Board, President and Chief Executive
                                      Officer of General American since 2004 and President,
                                      Individual Business of Metropolitan Life Insurance Company
                                      since 2004; formerly, Director of General American since
                                      2000 and Senior Executive Vice President and Chief
                                      Administrative Officer 2001- 2004.
William J. Wheeler**                  Director of General American since 2002 and Executive Vice
                                      President and Chief Financial Officer of Metropolitan Life
                                      Insurance Company since 2003. Formerly, Senior Vice
                                      President 1997-2003 of Metropolitan Life.
Anthony J. Williamson**               Director, Vice President and Treasurer of General American
                                      since 2002 and Senior Vice President and Treasurer of
                                      Metropolitan Life Insurance Company since 2001.

EXECUTIVE OFFICERS OF GENERAL AMERICAN OTHER THAN DIRECTORS


NAME AND PRINCIPAL BUSINESS ADDRESS                  PRINCIPAL BUSINESS EXPERIENCE
-----------------------------------                  -----------------------------
Joseph J. Prochaska, Jr.**            Executive Vice President and Chief Accounting Officer of
                                      NELICO since 2006 and Executive Vice President and Chief
                                      Accounting Officer of Metropolitan Life Insurance Company
                                      since 2006. Formerly Senior Vice President and Chief
                                      Accounting Officer 2004-2006 of NELICO and Senior Vice
                                      President and Chief Accounting Officer 2003-2006 of
                                      Metropolitan Life. Senior Vice President and Controller
                                      2000-2003 of Aon Corporation.


---------------
The principal business address:
   * Metropolitan Life, 10 Park Avenue, Morristown, NJ 07962
  ** Metropolitan Life, One MetLife Plaza, 27-01 Queens Plaza, North, Long
     Island City, NY 11101
 *** Metropolitan Life, 501 Boylston Street, Boston, MA 02116
**** Metropolitan Life, 177 South Commons Drive, Aurora, IL 60504

                                 VOTING RIGHTS

     Based on its understanding of current applicable legal requirements, the Company will vote the shares of the Funds held in the Separate Account at regular and special shareholder meetings of the mutual funds in accordance with the instructions received from persons having voting interests in the corresponding Divisions of the Separate Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote shares of the Fund in its own right, it may elect to do so. No voting privileges apply to the Policies with respect to Cash Value removed from the Separate Account as a result of a Policy Loan.

     The number of votes which an Owner has the right to instruct will be calculated separately for each Division. Voting rights reflect the dollar value of the total number of units of each Division of the Separate Account credited to the Owner at the record date, rather than the number of units alone. Fractional shares will be counted. The number of votes of the Fund which the Owner has the right to instruct will be determined as of the date coincident with the date established by that Fund for determining shareholders eligible. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the mutual funds.


     The company will vote shares of a Fund for which no timely instructions are received in proportion to the voting instructions which are received with respect to that Fund. The Company will also vote any shares of the Funds which are not attributable to Policies in the same proportion. The effect of this proportional voting is that a smaller number of Policy Owners may control the outcome of a vote.


     Each person having a voting interest in a Division will receive any proxy material, reports, and other materials relating to the appropriate Fund.

     DISREGARD OF VOTING INSTRUCTIONS. The Company may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the subclassification or investment objective of the Fund or to approve or disapprove an investment Advisory contract for a Fund. In addition, the Company itself may disregard voting instructions in favor of changes initiated by an Owner in the investment policy or the investment adviser or sub-adviser of a Fund if the Company reasonably disapproves of such changes. A proposed change would be disapproved only if the proposed change is contrary to state law or prohibited by state regulatory authorities, or the Company determined that the change would have an adverse effect on its General Account in that the proposed investment policy for a Fund may result in overly speculative or unsound investments. If the Company disregards voting instructions, a summary of that action and the reasons for such action will be included in the next annual report to Owners.

                     RESTRICTIONS ON FINANCIAL TRANSACTIONS

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your Policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Policy to government regulators.

                               LEGAL PROCEEDINGS

     General American, like other insurance companies, is involved in lawsuits, including class action lawsuits. In some class action lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. In addition, on May 14, 2004, MetLife, Inc. announced that General American had received a "Wells Notice" from the Securities and Exchange Commission in connection with an SEC investigation regarding market timing and late trading in a limited number of its privately-placed variable insurance contracts. The Wells Notice provides notice that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of U.S. securities laws. Under SEC procedures, General American can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. General American has responded to the Wells Notice. General American continues to cooperate fully with the SEC in its investigation and is not aware of any systemic problems with respect to such matters. Although the outcome of any litigation or administrative or other proceedings cannot be predicted with certainty, General American does not believe any such litigation or proceedings will have a materially adverse impact upon the Separate Account, or upon the ability of MetLife Investors Distribution Company to perform its contract with the Separate Account, or of General American to meet its obligations under the Policies.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


     The financial statements of General American Separate Account Eleven and the consolidated financial statements of General American Life Insurance Company (the "Company") (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the change in the method of accounting for defined benefit pension and other postretirement plans, and for certain non-traditional long duration contracts and separate accounts as required by new accounting guidance which the Company adopted on December 31, 2006, and January 1, 2004, respectively), included in this Prospectus Supplement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, Florida 33602-5827.


                              FINANCIAL STATEMENTS

     The financial statements of General American which are included in this prospectus supplement should be distinguished from the financial statements of the Separate Account, and should be considered only as bearing on the ability of General American to meet its obligations under the Policy. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

                                  ANNUAL REPORT

                                       OF

                    GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN
                                       OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                                DECEMBER 31, 2006

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
General American Separate Account Eleven and the Board of Directors
General American Life Insurance Company:

We have audited the accompanying statement of assets and liabilities of the Divisions (as disclosed in Appendix A) comprising General American Separate Account Eleven (the "Separate Account") of General American Life Insurance Company ("General American") as of December 31, 2006, and the related statements of operations and changes in net assets for each of the periods in the three years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the Separate Account of General American as of December 31, 2006, and the results of their operations and the changes in their net assets for each of the periods in the three years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, FL
March 26, 2007

                                   APPENDIX A

               American Funds Global Small Capitalization Division

                         American Funds Growth Division

                      American Funds Growth-Income Division

                      BlackRock Aggressive Growth Division

                         BlackRock Bond Income Division

                         BlackRock Diversified Division

                       BlackRock Large Cap Value Division

                   BlackRock Legacy Large Cap Growth Division

                         BlackRock Money Market Division

                       BlackRock Strategic Value Division

                          Davis Venture Value Division

                         FI International Stock Division

                        FI Mid Cap Opportunities Division

                      Harris Oakmark Focused Value Division

                      Harris Oakmark International Division

                     Harris Oakmark Large Cap Value Division

                            J.P. Morgan Bond Division

                       J.P. Morgan Small Company Division

                             Lazard Mid-Cap Division

                      Legg Mason Aggressive Growth Division

                  Lehman Brothers Aggregate Bond Index Division

                       Lord Abbett Bond Debenture Division

                     Lord Abbett Growth and Income Division

                       Lord Abbett Mid-Cap Value Division

                        Met/AIM Small Cap Growth Division

                     MetLife Aggressive Allocation Division

                    MetLife Conservative Allocation Division

              MetLife Conservative to Moderate Allocation Division

                      MetLife Mid Cap Stock Index Division

                      MetLife Moderate Allocation Division

               MetLife Moderate to Aggressive Allocation Division

                          MetLife Stock Index Division

                       MFS Research International Division

                            MFS Total Return Division

                       Morgan Stanley EAFE Index Division

                     Neuberger Berman Mid Cap Value Division

                      Neuberger Berman Real Estate Division

                    Oppenheimer Capital Appreciation Division

                           PIMCO Total Return Division

                         RCM Global Technology Division

                           Russell 2000 Index Division

                       Russell Aggressive Equity Division

                           Russell Core Bond Division

                       Russell Multi-Style Equity Division

                             Russell Non-US Division

                     T. Rowe Price Large Cap Growth Division

                      T. Rowe Price Mid-Cap Growth Division

                     T. Rowe Price Small Cap Growth Division

                   Van Eck Worldwide Emerging Markets Division

                     Van Eck Worldwide Hard Assets Division

                           VIP Equity-Income Division

                               VIP Growth Division

                              VIP Mid Cap Division

                              VIP Overseas Division

                Western Asset Management U.S. Government Division

                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006




                                         VIP              VIP                                            VAN ECK WORLDWIDE
                                    EQUITY-INCOME        GROWTH        VIP OVERSEAS       VIP MID CAP       HARD ASSETS
                                      DIVISION          DIVISION         DIVISION          DIVISION           DIVISION
                                  ----------------  ---------------  ----------------  ----------------  -----------------


ASSETS:
INVESTMENTS AT FAIR VALUE:
FIDELITY VARIABLE INSURANCE
  PRODUCTS ("FIDELITY FUNDS")
VIP Equity-Income Portfolio
  1,257,033 shares; cost
     $29,229,253................  $     32,934,261  $            --  $             --  $             --   $             --
VIP Growth Portfolio
  969,320 shares; cost
     $34,996,395................                --       34,769,503                --                --                 --
VIP Overseas Portfolio
  639,976 shares; cost
     $10,356,495................                --               --        15,340,214                --                 --
VIP Mid Cap Portfolio
  303,730 shares; cost
     $8,816,943.................                --               --                --        10,560,677                 --
VAN ECK WORLDWIDE INSURANCE
  TRUST ("VAN ECK WORLDWIDE
  FUND")
Van Eck Worldwide Hard Assets
  Portfolio
  118,172 shares; cost
     $2,828,338.................                --               --                --                --          3,865,419
Van Eck Worldwide Emerging
  Markets Portfolio
  164,302 shares; cost
     $3,032,167.................                --               --                --                --                 --
RUSSELL INVESTMENT FUNDS
  ("RUSSELL FUNDS")
Russell Multi-Style Equity
  Portfolio
  396,721 shares; cost
     $4,850,122.................                --               --                --                --                 --
Russell Core Bond Portfolio
  202,251 shares; cost
     $2,098,571.................                --               --                --                --                 --
Russell Aggressive Equity
  Portfolio
  202,192 shares; cost
     $2,611,641.................                --               --                --                --                 --
Russell Non-US Portfolio
  178,266 shares; cost
     $1,785,409.................
J.P. MORGAN SERIES TRUST II
  ("J.P. MORGAN FUND")
J.P. Morgan Bond Portfolio
  308,382 shares; cost
     $3,696,278.................                --               --                --                --                 --
J.P. Morgan Small Company
  Portfolio
  392,597 shares; cost
     $6,138,773.................                --               --                --                --                 --
METROPOLITAN SERIES FUND, INC.
  ("METROPOLITAN FUND")
FI Mid Cap Opportunities
  Portfolio
  184,695 shares; cost
     $2,795,523.................                --               --                --                --                 --
T. Rowe Price Small Cap Growth
  Portfolio
  401,771 shares; cost
     $5,329,842.................                --               --                --                --                 --
T. Rowe Price Large Cap Growth
  Portfolio
  245,422 shares; cost
     $3,111,269.................                --               --                --                --                 --
Neuberger Berman Mid Cap Value
  Portfolio
  162,061 shares; cost
     $3,179,079.................                --               --                --                --                 --
FI International Stock Portfolio
  282,473 shares; cost
     $3,588,315.................                --               --                --                --                 --
Morgan Stanley EAFE Index
  Portfolio
  619,482 shares; cost
     $6,575,286.................                --               --                --                --                 --
MetLife Stock Index Portfolio
  2,331,106 shares; cost
     $60,841,805................                --               --                --                --                 --
MetLife Mid Cap Stock Index
  Portfolio
  61,733 shares; cost $840,659..                --               --                --                --                 --
BlackRock Large Cap Value
  Portfolio
  680,892 shares; cost
     $7,084,509.................                --               --                --                --                 --
BlackRock Diversified Portfolio
  575,604 shares; cost
     $8,125,272.................                --               --                --                --                 --
Lehman Brothers Aggregate Bond
  Index Portfolio
  1,222,142 shares; cost
     $13,114,895................                --               --                --                --                 --
BlackRock Strategic Value
  Portfolio
  734,700 shares; cost
     $11,652,799................
                                  ----------------  ---------------  ----------------  ----------------   ----------------
Total Investments...............        32,934,261       34,769,503        15,340,214        10,560,677          3,865,419
Due from General American Life
  Insurance Company.............                --               --                --               644                 --
                                  ----------------  ---------------  ----------------  ----------------   ----------------
Total Assets....................        32,934,261       34,769,503        15,340,214        10,561,321          3,865,419
LIABILITIES:
Due to General American Life
  Insurance Company.............          (268,313)          (9,493)           (1,714)               --            (77,611)
                                  ----------------  ---------------  ----------------  ----------------   ----------------
NET ASSETS......................  $     32,665,948  $    34,760,010  $     15,338,500  $     10,561,321   $      3,787,808
                                  ================  ===============  ================  ================   ================
Units Outstanding...............         1,343,580        1,750,107           671,833           471,636            114,594
Unit Fair Values................  $15.16 to $39.39  $9.60 to $30.45  $14.52 to $30.02  $21.91 to $23.25   $28.77 to $39.04

                                  VAN ECK WORLDWIDE        RUSSELL            RUSSELL
                                   EMERGING MARKETS  MULTI-STYLE EQUITY      CORE BOND
                                       DIVISION           DIVISION           DIVISION
                                  -----------------  ------------------  ----------------


ASSETS:
INVESTMENTS AT FAIR VALUE:
FIDELITY VARIABLE INSURANCE
  PRODUCTS ("FIDELITY FUNDS")
VIP Equity-Income Portfolio
  1,257,033 shares; cost
     $29,229,253................   $             --   $             --   $             --
VIP Growth Portfolio
  969,320 shares; cost
     $34,996,395................                 --                 --                 --
VIP Overseas Portfolio
  639,976 shares; cost
     $10,356,495................                 --                 --                 --
VIP Mid Cap Portfolio
  303,730 shares; cost
     $8,816,943.................                 --                 --                 --
VAN ECK WORLDWIDE INSURANCE
  TRUST ("VAN ECK WORLDWIDE
  FUND")
Van Eck Worldwide Hard Assets
  Portfolio
  118,172 shares; cost
     $2,828,338.................                 --                 --                 --
Van Eck Worldwide Emerging
  Markets Portfolio
  164,302 shares; cost
     $3,032,167.................          4,104,266                 --                 --
RUSSELL INVESTMENT FUNDS
  ("RUSSELL FUNDS")
Russell Multi-Style Equity
  Portfolio
  396,721 shares; cost
     $4,850,122.................                 --          5,923,045                 --
Russell Core Bond Portfolio
  202,251 shares; cost
     $2,098,571.................                 --                 --          2,050,826
Russell Aggressive Equity
  Portfolio
  202,192 shares; cost
     $2,611,641.................                 --                 --                 --
Russell Non-US Portfolio
  178,266 shares; cost
     $1,785,409.................
J.P. MORGAN SERIES TRUST II
  ("J.P. MORGAN FUND")
J.P. Morgan Bond Portfolio
  308,382 shares; cost
     $3,696,278.................                 --                 --                 --
J.P. Morgan Small Company
  Portfolio
  392,597 shares; cost
     $6,138,773.................                 --                 --                 --
METROPOLITAN SERIES FUND, INC.
  ("METROPOLITAN FUND")
FI Mid Cap Opportunities
  Portfolio
  184,695 shares; cost
     $2,795,523.................                 --                 --                 --
T. Rowe Price Small Cap Growth
  Portfolio
  401,771 shares; cost
     $5,329,842.................                 --                 --                 --
T. Rowe Price Large Cap Growth
  Portfolio
  245,422 shares; cost
     $3,111,269.................                 --                 --                 --
Neuberger Berman Mid Cap Value
  Portfolio
  162,061 shares; cost
     $3,179,079.................                 --                 --                 --
FI International Stock Portfolio
  282,473 shares; cost
     $3,588,315.................                 --                 --                 --
Morgan Stanley EAFE Index
  Portfolio
  619,482 shares; cost
     $6,575,286.................                 --                 --                 --
MetLife Stock Index Portfolio
  2,331,106 shares; cost
     $60,841,805................                 --                 --                 --
MetLife Mid Cap Stock Index
  Portfolio
  61,733 shares; cost $840,659..                 --                 --                 --
BlackRock Large Cap Value
  Portfolio
  680,892 shares; cost
     $7,084,509.................                 --                 --                 --
BlackRock Diversified Portfolio
  575,604 shares; cost
     $8,125,272.................                 --                 --                 --
Lehman Brothers Aggregate Bond
  Index Portfolio
  1,222,142 shares; cost
     $13,114,895................                 --                 --                 --
BlackRock Strategic Value
  Portfolio
  734,700 shares; cost
     $11,652,799................
                                   ----------------   ----------------   ----------------
Total Investments...............          4,104,266          5,923,045          2,050,826
Due from General American Life
  Insurance Company.............                 --                 --                 --
                                   ----------------   ----------------   ----------------
Total Assets....................          4,104,266          5,923,045          2,050,826
LIABILITIES:
Due to General American Life
  Insurance Company.............               (317)            (1,029)                --
                                   ----------------   ----------------   ----------------
NET ASSETS......................   $      4,103,949   $      5,922,016   $      2,050,826
                                   ================   ================   ================
Units Outstanding...............            114,425            374,311            130,542
Unit Fair Values................   $29.58 to $46.52   $11.83 to $18.25   $14.58 to $16.85



   The accompanying notes are an integral part of these financial statements.

           RUSSELL
         AGGRESSIVE            RUSSELL           J.P. MORGAN      J.P. MORGAN SMALL       FI MID CAP        T. ROWE PRICE
           EQUITY              NON-US               BOND               COMPANY          OPPORTUNITIES     SMALL CAP GROWTH
          DIVISION            DIVISION            DIVISION             DIVISION            DIVISION           DIVISION
      ----------------    ----------------    ----------------    -----------------    ---------------    ----------------






      $             --    $             --    $             --     $             --    $            --    $             --

                    --                  --                  --                   --                 --                  --

                    --                  --                  --                   --                 --                  --

                    --                  --                  --                   --                 --                  --


                    --                  --                  --                   --                 --                  --

                    --                  --                  --                   --                 --                  --


                    --                  --                  --                   --                 --                  --

                    --                  --                  --                   --                 --                  --

             2,921,676                  --                  --                   --                 --                  --

                                 2,675,778                  --                   --                 --                  --


                    --                  --           3,654,330                   --                 --                  --

                    --                  --                  --            6,996,079                 --                  --


                    --                  --                  --                   --          3,608,948                  --

                    --                  --                  --                   --                 --           6,315,836

                    --                  --                  --                   --                 --                  --

                    --                  --                  --                   --                 --                  --

                    --                  --                  --                   --                 --                  --

                    --                  --                  --                   --                 --                  --

                    --                  --                  --                   --                 --                  --

                    --                  --                  --                   --                 --                  --

                    --                  --                  --                   --                 --                  --

                    --                  --                  --                   --                 --                  --

                    --                  --                  --                   --                 --                  --


      ----------------    ----------------    ----------------     ----------------    ---------------    ----------------
             2,921,676           2,675,778           3,654,330            6,996,079          3,608,948           6,315,836
                    --                  --                  --                   --                 --                  --
      ----------------    ----------------    ----------------     ----------------    ---------------    ----------------
             2,921,676           2,675,778           3,654,330            6,996,079          3,608,948           6,315,836

                  (449)               (168)               (112)              (3,458)              (631)               (326)
      ----------------    ----------------    ----------------     ----------------    ---------------    ----------------
      $      2,921,227    $      2,675,610    $      3,654,218     $      6,992,621    $     3,608,317    $      6,315,510
      ================    ================    ================     ================    ===============    ================
               147,167             143,290             259,967              349,728            582,298             607,155
      $14.34 to $22.05    $16.15 to $19.01    $13.53 to $14.86     $17.67 to $21.18    $5.94 to $15.45    $10.07 to $14.02

        T. ROWE PRICE     NEUBERGER BERMAN             FI             MORGAN STANLEY
      LARGE CAP GROWTH      MID CAP VALUE     INTERNATIONAL STOCK       EAFE INDEX
          DIVISION            DIVISION              DIVISION             DIVISION
      ----------------    ----------------    -------------------    ----------------






      $             --    $             --      $             --     $             --

                    --                  --                    --                   --

                    --                  --                    --                   --

                    --                  --                    --                   --


                    --                  --                    --                   --

                    --                  --                    --                   --


                    --                  --                    --                   --

                    --                  --                    --                   --

                    --                  --                    --                   --

                    --                  --                    --                   --


                    --                  --                    --                   --

                    --                  --                    --                   --


                    --                  --                    --                   --

                    --                  --                    --                   --

             3,747,598                  --                    --                   --

                    --           3,447,043                    --                   --

                    --                  --             4,375,502                   --

                    --                  --                    --            9,911,715

                    --                  --                    --                   --

                    --                  --                    --                   --

                    --                  --                    --                   --

                    --                  --                    --                   --

                    --                  --                    --                   --


      ----------------    ----------------      ----------------     ----------------
             3,747,598           3,447,043             4,375,502            9,911,715
                 1,994                 511                    --                3,678
      ----------------    ----------------      ----------------     ----------------
             3,749,592           3,447,554             4,375,502            9,915,393

                    --                  --                  (777)                  --
      ----------------    ----------------      ----------------     ----------------
      $      3,749,592    $      3,447,554      $      4,374,725     $      9,915,393
      ================    ================      ================     ================
               326,614             196,697               262,114              451,194
      $10.76 to $14.36    $17.30 to $17.95      $16.43 to $17.14     $16.20 to $30.16

                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006



                                              METLIFE       METLIFE MID CAP      BLACKROCK         BLACKROCK
                                            STOCK INDEX       STOCK INDEX     LARGE CAP VALUE     DIVERSIFIED
                                             DIVISION          DIVISION          DIVISION          DIVISION
                                         ----------------  ----------------  ----------------  ----------------


ASSETS:
INVESTMENTS AT FAIR VALUE:
FIDELITY FUND -- (CONTINUED)
VIP Equity-Income Portfolio
  1,257,033 shares; cost $29,229,253...  $             --  $             --  $             --  $             --
VIP Growth Portfolio
  969,320 shares; cost $34,996,395.....                --                --                --                --
VIP Overseas Portfolio
  639,976 shares; cost $10,356,495.....                --                --                --                --
VIP Mid Cap Portfolio
  303,730 shares; cost $8,816,943......                --                --                --                --
VAN ECK WORLDWIDE INSURANCE TRUST ("VAN
  ECK WORLDWIDE FUND")
Van Eck Worldwide Hard Assets Portfolio
  118,172 shares; cost $2,828,338......                --                --                --                --
Van Eck Worldwide Emerging Markets
  Portfolio
  164,302 shares; cost $3,032,167......                --                --                --                --
RUSSELL INVESTMENT FUNDS ("RUSSELL
  FUNDS")
Russell Multi-Style Equity Portfolio
  396,721 shares; cost $4,850,122......                --                --                --                --
Russell Core Bond Portfolio
  202,251 shares; cost $2,098,571......                --                --                --                --
Russell Aggressive Equity Portfolio
  202,192 shares; cost $2,611,641......                --                --                --                --
Russell Non-US Portfolio
  178,266 shares; cost $1,785,409......                --                --                --                --
J.P. MORGAN SERIES TRUST II ("J.P.
  MORGAN FUND")
J.P. Morgan Bond Portfolio
  308,382 shares; cost $3,696,278......                --                --                --                --
J.P. Morgan Small Company Portfolio
  392,597 shares; cost $6,138,773......                --                --                --                --
METROPOLITAN SERIES FUND, INC.
  ("METROPOLITAN FUND")
FI Mid Cap Opportunities Portfolio
  184,695 shares; cost $2,795,523......                --                --                --                --
T. Rowe Price Small Cap Growth
  Portfolio
  401,771 shares; cost $5,329,842......                --                --                --                --
T. Rowe Price Large Cap Growth
  Portfolio
  245,422 shares; cost $3,111,269......                --                --                --                --
Neuberger Berman Mid Cap Value
  Portfolio
  162,061 shares; cost $3,179,079......                --                --                --                --
FI International Stock Portfolio
  282,473 shares; cost $3,588,315......                --                --                --                --
Morgan Stanley EAFE Index Portfolio
  619,482 shares; cost $6,575,286......                --                --                --                --
MetLife Stock Index Portfolio
  2,331,106 shares; cost $60,841,805...        84,525,908                --                --                --
MetLife Mid Cap Stock Index Portfolio
  61,733 shares; cost $840,659.........                --           903,783                --                --
BlackRock Large Cap Value Portfolio
  680,892 shares; cost $7,084,509......                --                --         9,403,122                --
BlackRock Diversified Portfolio
  575,604 shares; cost $8,125,272......                --                --                --        10,136,076
Lehman Brothers Aggregate Bond Index
  Portfolio
  1,222,142 shares; cost $13,114,895...                --                --                --                --
BlackRock Strategic Value Portfolio
  734,700 shares; cost $11,652,799.....
                                         ----------------  ----------------  ----------------  ----------------
Total Investments......................        84,525,908           903,783         9,403,122        10,136,076
Due from General American Life
  Insurance Company....................                --           148,741                --                --
                                         ----------------  ----------------  ----------------  ----------------
Total Assets...........................        84,525,908         1,052,524         9,403,122        10,136,076
LIABILITIES:
Due to General American Life Insurance
  Company..............................           (25,046)               --           (48,450)           (5,314)
                                         ----------------  ----------------  ----------------  ----------------
NET ASSETS.............................  $     84,500,862  $      1,052,524  $      9,354,672  $     10,130,762
                                         ================  ================  ================  ================
Units Outstanding......................         4,165,289            59,555           316,215           465,064
Unit Fair Values.......................  $12.28 to $54.97  $15.65 to $18.90  $15.19 to $53.16  $13.38 to $47.62

                                            LEHMAN BROTHERS        BLACKROCK
                                         AGGREGATE BOND INDEX   STRATEGIC VALUE
                                               DIVISION            DIVISION
                                         --------------------  ----------------


ASSETS:
INVESTMENTS AT FAIR VALUE:
FIDELITY FUND -- (CONTINUED)
VIP Equity-Income Portfolio
  1,257,033 shares; cost $29,229,253...    $             --    $             --
VIP Growth Portfolio
  969,320 shares; cost $34,996,395.....                  --                  --
VIP Overseas Portfolio
  639,976 shares; cost $10,356,495.....                  --                  --
VIP Mid Cap Portfolio
  303,730 shares; cost $8,816,943......                  --                  --
VAN ECK WORLDWIDE INSURANCE TRUST ("VAN
  ECK WORLDWIDE FUND")
Van Eck Worldwide Hard Assets Portfolio
  118,172 shares; cost $2,828,338......                  --                  --
Van Eck Worldwide Emerging Markets
  Portfolio
  164,302 shares; cost $3,032,167......                  --                  --
RUSSELL INVESTMENT FUNDS ("RUSSELL
  FUNDS")
Russell Multi-Style Equity Portfolio
  396,721 shares; cost $4,850,122......                  --                  --
Russell Core Bond Portfolio
  202,251 shares; cost $2,098,571......                  --                  --
Russell Aggressive Equity Portfolio
  202,192 shares; cost $2,611,641......                  --                  --
Russell Non-US Portfolio
  178,266 shares; cost $1,785,409......                  --                  --
J.P. MORGAN SERIES TRUST II ("J.P.
  MORGAN FUND")
J.P. Morgan Bond Portfolio
  308,382 shares; cost $3,696,278......                  --                  --
J.P. Morgan Small Company Portfolio
  392,597 shares; cost $6,138,773......                  --                  --
METROPOLITAN SERIES FUND, INC.
  ("METROPOLITAN FUND")
FI Mid Cap Opportunities Portfolio
  184,695 shares; cost $2,795,523......                  --                  --
T. Rowe Price Small Cap Growth
  Portfolio
  401,771 shares; cost $5,329,842......                  --                  --
T. Rowe Price Large Cap Growth
  Portfolio
  245,422 shares; cost $3,111,269......                  --                  --
Neuberger Berman Mid Cap Value
  Portfolio
  162,061 shares; cost $3,179,079......                  --                  --
FI International Stock Portfolio
  282,473 shares; cost $3,588,315......                  --                  --
Morgan Stanley EAFE Index Portfolio
  619,482 shares; cost $6,575,286......                  --                  --
MetLife Stock Index Portfolio
  2,331,106 shares; cost $60,841,805...                  --                  --
MetLife Mid Cap Stock Index Portfolio
  61,733 shares; cost $840,659.........                  --                  --
BlackRock Large Cap Value Portfolio
  680,892 shares; cost $7,084,509......                  --                  --
BlackRock Diversified Portfolio
  575,604 shares; cost $8,125,272......                  --                  --
Lehman Brothers Aggregate Bond Index
  Portfolio
  1,222,142 shares; cost $13,114,895...          13,150,253                  --
BlackRock Strategic Value Portfolio
  734,700 shares; cost $11,652,799.....                              13,033,579
                                           ----------------    ----------------
Total Investments......................          13,150,253          13,033,579
Due from General American Life
  Insurance Company....................                  --               1,828
                                           ----------------    ----------------
Total Assets...........................          13,150,253          13,035,407
LIABILITIES:
Due to General American Life Insurance
  Company..............................              (1,460)                 --
                                           ----------------    ----------------
NET ASSETS.............................    $     13,148,793    $     13,035,407
                                           ================    ================
Units Outstanding......................             728,785             584,701
Unit Fair Values.......................    $12.39 to $31.93    $15.37 to $23.31



   The accompanying notes are an integral part of these financial statements.

                     [THIS PAGE IS INTENTIONALLY LEFT BLANK]

                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006



                                       RUSSELL       HARRIS OAKMARK   BLACKROCK LEGACY   HARRIS OAKMARK         DAVIS
                                     2000 INDEX      LARGE CAP VALUE  LARGE CAP GROWTH    FOCUSED VALUE     VENTURE VALUE
                                      DIVISION          DIVISION          DIVISION          DIVISION          DIVISION
                                  ----------------  ----------------  ----------------  ----------------  ----------------


ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND -- (CONTINUED)
Russell 2000 Index Portfolio
  287,571 shares; cost
     $3,770,379.................  $      4,509,110  $             --   $            --  $             --  $             --
Harris Oakmark Large Cap Value
  Portfolio
  289,180 shares; cost
     $3,741,892.................                --         4,436,019                --                --                --
BlackRock Legacy Large Cap
  Growth Portfolio
  115,782 shares; cost
     $2,142,777.................                --                --         2,613,196                --                --
Harris Oakmark Focused Value
  Portfolio
  25,726 shares; cost
     $6,160,702.................                --                --                --         6,926,589                --
Davis Venture Value Portfolio
  263,026 shares; cost
     $8,154,715.................                --                --                --                --         9,237,521
BlackRock Money Market Portfolio
  170,187 shares; cost
     $17,018,752................                --                --                --                --                --
BlackRock Bond Income Portfolio
  22,558 shares; cost
     $2,443,720.................                --                --                --                --                --
BlackRock Aggressive Growth
  Portfolio
  217,765 shares; cost
     $4,251,509.................                --                --                --                --                --
MFS Total Return Portfolio
  31,206 shares; cost
     $4,332,842.................                --                --                --                --                --
Western Asset Management U.S.
  Government Portfolio
  16,547 shares; cost $201,219..                --                --                --                --                --
MetLife Conservative Allocation
  Portfolio
  929 shares; cost $9,633.......                --                --                --                --                --
MetLife Conservative to Moderate
  Allocation Portfolio
  44 shares; cost $477..........                --                --                --                --                --
MetLife Moderate Allocation
  Portfolio
  15,859 shares; cost $170,450..                --                --                --                --                --
MetLife Moderate to Aggressive
  Allocation Portfolio
  26,199 shares; cost $292,954..                --                --                --                --                --
MetLife Aggressive Allocation
  Portfolio
  4,032 shares; cost $46,325....                --                --                --                --                --
MET INVESTORS SERIES TRUST ("MET
  INVESTORS FUND")
Legg Mason Aggressive Growth
  Portfolio
  102,207 shares; cost
     $868,216...................                --                --                --                --                --
RCM Global Technology Portfolio
  61,045 shares; cost $293,792..                --                --                --                --                --
PIMCO Total Return Portfolio
  887,640 shares; cost
     $10,267,189................                --                --                --                --                --
T. Rowe Price Mid-Cap Growth
  Portfolio
  343,917 shares; cost
     $2,990,852.................                --                --                --                --                --
Met/AIM Small Cap Growth
  Portfolio
  80,602 shares; cost
     $1,027,511.................                --                --                --                --                --
Lazard Mid-Cap Portfolio
  64,133 shares; cost $865,433..                --                --                --                --                --
Harris Oakmark International
  Portfolio
  567,569 shares; cost
     $9,062,336.................                --                --                --                --                --
Lord Abbett Growth and Income
  Portfolio
  91,253 shares; cost
     $2,327,766.................                --                --                --                --                --
Lord Abbett Mid-Cap Value
  Portfolio
  142,319 shares; cost
     $2,848,879.................                --                --                --                --                --
MFS Research International
  Portfolio
  223,399 shares; cost
     $2,556,757.................                --                --                --                --                --
Neuberger Berman Real Estate
  Portfolio
  147,737 shares; cost
     $2,163,617.................                --                --                --                --                --
Lord Abbett Bond Debenture
  Portfolio
  880,402 shares; cost
     $10,707,669................                --                --                --                --                --
Oppenheimer Capital Appreciation
  Portfolio
  171 shares; cost $1,559.......                --                --                --                --                --
AMERICAN FUNDS INSURANCE SERIES
  ("AMERICAN FUND")
American Funds Growth Portfolio
  473,311 shares; cost
     $24,914,785................                --                --                --                --                --
American Funds Growth-Income
  Portfolio
  432,638 shares; cost
     $15,498,784................                --                --                --                --                --
American Funds Global Small
  Capitalization Portfolio
  261,203 shares; cost
     $4,787,464.................                --                --                --                --                --
                                  ----------------  ----------------   ---------------  ----------------  ----------------
Total Investments...............         4,509,110         4,436,019         2,613,196         6,926,589         9,237,521
Due from General American Life
  Insurance Company.............                --           147,849                --             3,682                --
                                  ----------------  ----------------   ---------------  ----------------  ----------------
Total Assets....................         4,509,110         4,583,868         2,613,196         6,930,271         9,237,521
LIABILITIES:
Due to General American Life
  Insurance Company.............            (1,520)               --              (441)               --              (555)
                                  ----------------  ----------------   ---------------  ----------------  ----------------
NET ASSETS......................  $      4,507,590  $      4,583,868   $     2,612,755  $      6,930,271  $      9,236,966
                                  ================  ================   ===============  ================  ================
Units Outstanding...............           286,087           345,027           327,528           388,813           596,300
Unit Fair Values................  $15.41 to $16.60  $13.08 to $13.64   $7.47 to $12.30  $15.76 to $18.69  $15.28 to $15.94

                                      BLACKROCK         BLACKROCK         BLACKROCK
                                    MONEY MARKET       BOND INCOME    AGGRESSIVE GROWTH
                                      DIVISION          DIVISION           DIVISION
                                  ----------------  ----------------  -----------------


ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND -- (CONTINUED)
Russell 2000 Index Portfolio
  287,571 shares; cost
     $3,770,379.................  $             --  $             --   $             --
Harris Oakmark Large Cap Value
  Portfolio
  289,180 shares; cost
     $3,741,892.................                --                --                 --
BlackRock Legacy Large Cap
  Growth Portfolio
  115,782 shares; cost
     $2,142,777.................                --                --                 --
Harris Oakmark Focused Value
  Portfolio
  25,726 shares; cost
     $6,160,702.................                --                --                 --
Davis Venture Value Portfolio
  263,026 shares; cost
     $8,154,715.................                --                --                 --
BlackRock Money Market Portfolio
  170,187 shares; cost
     $17,018,752................        17,018,752                --                 --
BlackRock Bond Income Portfolio
  22,558 shares; cost
     $2,443,720.................                --         2,450,078                 --
BlackRock Aggressive Growth
  Portfolio
  217,765 shares; cost
     $4,251,509.................                --                --          5,217,656
MFS Total Return Portfolio
  31,206 shares; cost
     $4,332,842.................                --                --                 --
Western Asset Management U.S.
  Government Portfolio
  16,547 shares; cost $201,219..                --                --                 --
MetLife Conservative Allocation
  Portfolio
  929 shares; cost $9,633.......                --                --                 --
MetLife Conservative to Moderate
  Allocation Portfolio
  44 shares; cost $477..........                --                --                 --
MetLife Moderate Allocation
  Portfolio
  15,859 shares; cost $170,450..                --                --                 --
MetLife Moderate to Aggressive
  Allocation Portfolio
  26,199 shares; cost $292,954..                --                --                 --
MetLife Aggressive Allocation
  Portfolio
  4,032 shares; cost $46,325....                --                --                 --
MET INVESTORS SERIES TRUST ("MET
  INVESTORS FUND")
Legg Mason Aggressive Growth
  Portfolio
  102,207 shares; cost
     $868,216...................                --                --                 --
RCM Global Technology Portfolio
  61,045 shares; cost $293,792..                --                --                 --
PIMCO Total Return Portfolio
  887,640 shares; cost
     $10,267,189................                --                --                 --
T. Rowe Price Mid-Cap Growth
  Portfolio
  343,917 shares; cost
     $2,990,852.................                --                --                 --
Met/AIM Small Cap Growth
  Portfolio
  80,602 shares; cost
     $1,027,511.................                --                --                 --
Lazard Mid-Cap Portfolio
  64,133 shares; cost $865,433..                --                --                 --
Harris Oakmark International
  Portfolio
  567,569 shares; cost
     $9,062,336.................                --                --                 --
Lord Abbett Growth and Income
  Portfolio
  91,253 shares; cost
     $2,327,766.................                --                --                 --
Lord Abbett Mid-Cap Value
  Portfolio
  142,319 shares; cost
     $2,848,879.................                --                --                 --
MFS Research International
  Portfolio
  223,399 shares; cost
     $2,556,757.................                --                --                 --
Neuberger Berman Real Estate
  Portfolio
  147,737 shares; cost
     $2,163,617.................                --                --                 --
Lord Abbett Bond Debenture
  Portfolio
  880,402 shares; cost
     $10,707,669................                --                --                 --
Oppenheimer Capital Appreciation
  Portfolio
  171 shares; cost $1,559.......                --                --                 --
AMERICAN FUNDS INSURANCE SERIES
  ("AMERICAN FUND")
American Funds Growth Portfolio
  473,311 shares; cost
     $24,914,785................                --                --                 --
American Funds Growth-Income
  Portfolio
  432,638 shares; cost
     $15,498,784................                --                --                 --
American Funds Global Small
  Capitalization Portfolio
  261,203 shares; cost
     $4,787,464.................                --                --                 --
                                  ----------------  ----------------   ----------------
Total Investments...............        17,018,752         2,450,078          5,217,656
Due from General American Life
  Insurance Company.............                --                --              1,511
                                  ----------------  ----------------   ----------------
Total Assets....................        17,018,752         2,450,078          5,219,167
LIABILITIES:
Due to General American Life
  Insurance Company.............            (5,395)             (178)                --
                                  ----------------  ----------------   ----------------
NET ASSETS......................  $     17,013,357  $      2,449,900   $      5,219,167
                                  ================  ================   ================
Units Outstanding...............         1,288,704           199,342            342,898
Unit Fair Values................  $11.07 to $21.34  $12.08 to $12.59   $10.90 to $19.36



   The accompanying notes are an integral part of these financial statements.

             MFS                WESTERN ASSET         METLIFE CONSERVATIVE    METLIFE CONSERVATIVE TO    METLIFE MODERATE
        TOTAL RETURN      MANAGEMENT US GOVERNMENT         ALLOCATION           MODERATE ALLOCATION         ALLOCATION
          DIVISION                DIVISION                  DIVISION                  DIVISION               DIVISION
      ----------------    ------------------------    --------------------    -----------------------    ----------------






      $             --       $               --              $    --                  $    --                $     --

                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --

             4,881,845                       --                   --                       --                      --

                    --                  203,534                   --                       --                      --

                    --                       --                9,832                       --                      --

                    --                       --                   --                      482                      --

                    --                       --                   --                       --                 182,695

                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --


                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --


                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --

                    --                       --                   --                       --                      --
      ----------------       ------------------              -------                  -------                --------
             4,881,845                  203,534                9,832                      482                 182,695
                    --                       --                   --                       --                      --
      ----------------       ------------------              -------                  -------                --------
             4,881,845                  203,534                9,832                      482                 182,695

                  (547)                     (38)                  --                       (8)                    (27)
      ----------------       ------------------              -------                  -------                --------
      $      4,881,298       $          203,496              $ 9,832                  $   474                $182,668
      ================       ==================              =======                  =======                ========
               282,839                    1,102                   88                        4                   1,499
      $14.21 to $22.22       $177.00 to $197.39              $111.68                  $116.82                $ 121.90

       METLIFE MODERATE TO     METLIFE AGGRESSIVE        LEGG MASON          RCM GLOBAL         PIMCO TOTAL
      AGGRESSIVE ALLOCATION        ALLOCATION        AGGRESSIVE GROWTH       TECHNOLOGY           RETURN
             DIVISION               DIVISION              DIVISION            DIVISION           DIVISION
      ---------------------    ------------------    -----------------    ---------------    ----------------






             $     --                $    --          $            --     $            --    $             --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

              313,861                     --                       --                  --                  --

                   --                 49,554                       --                  --                  --


                   --                     --                  826,860                  --                  --

                   --                     --                       --             329,032                  --

                   --                     --                       --                  --          10,483,034

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --


                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --

                   --                     --                       --                  --                  --
             --------                -------          ---------------     ---------------    ----------------
              313,861                 49,554                  826,860             329,032          10,483,034
                   --                     --                       --                  --                  --
             --------                -------          ---------------     ---------------    ----------------
              313,861                 49,554                  826,860             329,032          10,483,034

                  (35)                    --                       --              (2,158)             (1,106)
             --------                -------          ---------------     ---------------    ----------------
             $313,826                $49,554          $       826,860     $       326,874    $     10,481,928
             ========                =======          ===============     ===============    ================
                2,469                    379                   96,700              45,217             844,496
             $ 127.08                $130.83          $8.17 to $12.15     $6.40 to $11.08    $12.14 to $12.66

                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2006



                                            T. ROWE PRICE        MET/AIM           LAZARD        HARRIS OAKMARK      LORD ABBETT
                                           MID-CAP GROWTH   SMALL CAP GROWTH       MID-CAP        INTERNATIONAL   GROWTH AND INCOME
                                              DIVISION          DIVISION          DIVISION          DIVISION           DIVISION
                                          ----------------  ----------------  ----------------  ----------------  -----------------


ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND -- (CONTINUED)
Russell 2000 Index Portfolio
  287,571 shares; cost $3,770,379.......  $             --  $             --  $             --  $             --   $             --
Harris Oakmark Large Cap Value Portfolio
  289,180 shares; cost $3,741,892.......                --                --                --                --                 --
BlackRock Legacy Large Cap Growth
  Portfolio
  115,782 shares; cost $2,142,777.......                --                --                --                --                 --
Harris Oakmark Focused Value Portfolio
  25,726 shares; cost $6,160,702........                --                --                --                --                 --
Davis Venture Value Portfolio
  263,026 shares; cost $8,154,715.......                --                --                --                --                 --
BlackRock Money Market Portfolio
  170,187 shares; cost $17,018,752......                --                --                --                --                 --
BlackRock Bond Income Portfolio
  22,558 shares; cost $2,443,720........                --                --                --                --                 --
BlackRock Aggressive Growth Portfolio
  217,765 shares; cost $4,251,509.......                --                --                --                --                 --
MFS Total Return Portfolio
  31,206 shares; cost $4,332,842........                --                --                --                --                 --
Western Asset Management U.S. Government
  Portfolio
  16,547 shares; cost $201,219
MetLife Conservative Allocation
  Portfolio.............................                --                --                --                --                 --
  929 shares; cost $9,633
MetLife Conservative to Moderate
  Allocation Portfolio..................                --                --                --                --                 --
  44 shares; cost $477
MetLife Moderate Allocation Portfolio...                --                --                --                --                 --
  15,859 shares; cost $170,450
MetLife Moderate to Aggressive
  Allocation Portfolio
  26,199 shares; cost $292,954..........                --                --                --                --                 --
MetLife Aggressive Allocation Portfolio
  4,032 shares; cost $46,325............                --                --                --                --                 --
MET INVESTORS SERIES TRUST ("MET
  INVESTORS FUND")
Legg Mason Aggressive Growth Portfolio
  102,207 shares; cost $868,216.........                --                --                --                --                 --
RCM Global Technology Portfolio
  61,045 shares; cost $293,792..........                --                --                --                --                 --
PIMCO Total Return Portfolio
  887,640 shares; cost $10,267,189......                --                --                --                --                 --
T. Rowe Price Mid-Cap Growth Portfolio
  343,917 shares; cost $2,990,852.......         3,012,712                --                --                --                 --
Met/AIM Small Cap Growth Portfolio
  80,602 shares; cost $1,027,511........                --         1,090,548                --                --                 --
Lazard Mid-Cap Portfolio
  64,133 shares; cost $865,433..........                --                --           881,187                --                 --
Harris Oakmark International Portfolio
  567,569 shares; cost $9,062,336.......                --                --                --        10,800,839                 --
Lord Abbett Growth and Income Portfolio
  91,253 shares; cost $2,327,766........                --                --                --                --          2,679,195
Lord Abbett Mid-Cap Value Portfolio
  142,319 shares; cost $2,848,879.......                --                --                --                --                 --
MFS Research International Portfolio
  223,399 shares; cost $2,556,757.......                --                --                --                --                 --
Neuberger Berman Real Estate Portfolio
  147,737 shares; cost $2,163,617.......                --                --                --                --                 --
Lord Abbett Bond Debenture Portfolio
  880,402 shares; cost $10,707,669......                --                --                --                --                 --
Oppenheimer Capital Appreciation
  Portfolio
  171 shares; cost $1,559...............                --                --                --                --                 --
AMERICAN FUNDS INSURANCE SERIES
  ("AMERICAN FUND")
American Funds Growth Portfolio
  473,311 shares; cost $24,914,785......                --                --                --                --                 --
American Funds Growth-Income Portfolio
  432,638 shares; cost $15,498,784......                --                --                --                --                 --
American Funds Global Small
  Capitalization Portfolio
  261,203 shares; cost $4,787,464.......                --                --                --                --                 --
                                          ----------------  ----------------  ----------------  ----------------   ----------------
Total Investments.......................         3,012,712         1,090,548           881,187        10,800,839          2,679,195
Due from General American Life Insurance
  Company...............................                --            95,648                --                --                 --
                                          ----------------  ----------------  ----------------  ----------------   ----------------
Total Assets............................         3,012,712         1,186,196           881,187        10,800,839          2,679,195
LIABILITIES:
Due to General American Life Insurance
  Company...............................           (94,843)               --                --            (2,174)              (851)
                                          ----------------  ----------------  ----------------  ----------------   ----------------
NET ASSETS..............................  $      2,917,869  $      1,186,196  $        881,187  $     10,798,665   $      2,678,344
                                          ================  ================  ================  ================   ================
Units Outstanding.......................           214,791            86,128            57,984           537,704            171,216
Unit Fair Values........................  $13.23 to $14.48  $13.47 to $14.47  $14.87 to $15.51  $19.71 to $20.55   $12.43 to $16.09

                                             LORD ABBETT
                                            MID-CAP VALUE
                                              DIVISION
                                          ----------------


ASSETS:
INVESTMENTS AT FAIR VALUE:
METROPOLITAN FUND -- (CONTINUED)
Russell 2000 Index Portfolio
  287,571 shares; cost $3,770,379.......  $             --
Harris Oakmark Large Cap Value Portfolio
  289,180 shares; cost $3,741,892.......                --
BlackRock Legacy Large Cap Growth
  Portfolio
  115,782 shares; cost $2,142,777.......                --
Harris Oakmark Focused Value Portfolio
  25,726 shares; cost $6,160,702........                --
Davis Venture Value Portfolio
  263,026 shares; cost $8,154,715.......                --
BlackRock Money Market Portfolio
  170,187 shares; cost $17,018,752......                --
BlackRock Bond Income Portfolio
  22,558 shares; cost $2,443,720........                --
BlackRock Aggressive Growth Portfolio
  217,765 shares; cost $4,251,509.......                --
MFS Total Return Portfolio
  31,206 shares; cost $4,332,842........                --
Western Asset Management U.S. Government
  Portfolio
  16,547 shares; cost $201,219
MetLife Conservative Allocation
  Portfolio.............................                --
  929 shares; cost $9,633
MetLife Conservative to Moderate
  Allocation Portfolio..................                --
  44 shares; cost $477
MetLife Moderate Allocation Portfolio...                --
  15,859 shares; cost $170,450
MetLife Moderate to Aggressive
  Allocation Portfolio
  26,199 shares; cost $292,954..........                --
MetLife Aggressive Allocation Portfolio
  4,032 shares; cost $46,325............                --
MET INVESTORS SERIES TRUST ("MET
  INVESTORS FUND")
Legg Mason Aggressive Growth Portfolio
  102,207 shares; cost $868,216.........                --
RCM Global Technology Portfolio
  61,045 shares; cost $293,792..........                --
PIMCO Total Return Portfolio
  887,640 shares; cost $10,267,189......                --
T. Rowe Price Mid-Cap Growth Portfolio
  343,917 shares; cost $2,990,852.......                --
Met/AIM Small Cap Growth Portfolio
  80,602 shares; cost $1,027,511........                --
Lazard Mid-Cap Portfolio
  64,133 shares; cost $865,433..........                --
Harris Oakmark International Portfolio
  567,569 shares; cost $9,062,336.......                --
Lord Abbett Growth and Income Portfolio
  91,253 shares; cost $2,327,766........                --
Lord Abbett Mid-Cap Value Portfolio
  142,319 shares; cost $2,848,879.......         3,243,459
MFS Research International Portfolio
  223,399 shares; cost $2,556,757.......                --
Neuberger Berman Real Estate Portfolio
  147,737 shares; cost $2,163,617.......                --
Lord Abbett Bond Debenture Portfolio
  880,402 shares; cost $10,707,669......                --
Oppenheimer Capital Appreciation
  Portfolio
  171 shares; cost $1,559...............                --
AMERICAN FUNDS INSURANCE SERIES
  ("AMERICAN FUND")
American Funds Growth Portfolio
  473,311 shares; cost $24,914,785......                --
American Funds Growth-Income Portfolio
  432,638 shares; cost $15,498,784......                --
American Funds Global Small
  Capitalization Portfolio
  261,203 shares; cost $4,787,464.......                --
                                          ----------------
Total Investments.......................         3,243,459
Due from General American Life Insurance
  Company...............................                --
                                          ----------------
Total Assets............................         3,243,459
LIABILITIES:
Due to General American Life Insurance
  Company...............................              (269)
                                          ----------------
NET ASSETS..............................  $      3,243,190
                                          ================
Units Outstanding.......................           145,153
Unit Fair Values........................  $19.19 to $23.17



   The accompanying notes are an integral part of these financial statements.

        MFS RESEARCH       NEUBERGER BERMAN         LORD ABBETT            OPPENHEIMER         AMERICAN FUNDS      AMERICAN FUNDS
        INTERNATIONAL         REAL ESTATE         BOND DEBENTURE      CAPITAL APPRECIATION         GROWTH           GROWTH-INCOME
          DIVISION             DIVISION              DIVISION               DIVISION              DIVISION            DIVISION
      ----------------    ------------------    ------------------    --------------------    ----------------    ----------------






      $             --    $               --    $               --           $    --          $             --    $             --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --


                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

                    --                    --                    --                --                        --                  --

             3,359,921                    --                    --                --                        --                  --

                    --             2,678,464                    --                --                        --                  --

                    --                    --            11,013,834                --                        --                  --

                    --                    --                  ----             1,590                        --                  --


                    --                    --                    --                --                30,329,778                  --

                    --                    --                    --                --                        --          18,252,998

                    --                    --                    --                --                        --                  --
      ----------------    ------------------    ------------------           -------          ----------------    ----------------
             3,359,921             2,678,464            11,013,834             1,590                30,329,778          18,252,998
                    --                    --                    --                --                        --             129,947
      ----------------    ------------------    ------------------           -------          ----------------    ----------------
             3,359,921             2,678,464            11,013,834             1,590                30,329,778          18,382,945

                  (236)                 (170)                 (568)              (20)                     (413)                 --
      ----------------    ------------------    ------------------           -------          ----------------    ----------------
      $      3,359,685    $        2,678,294    $       11,013,266             1,570          $     30,329,365    $     18,382,945
      ================    ==================    ==================           =======          ================    ================
               203,764                13,311                54,196                16                 1,946,707           1,282,556
      $14.70 to $16.93    $198.46 to $203.25    $198.01 to $217.87           $100.93          $15.30 to $16.01    $14.12 to $14.72

             AMERICAN FUNDS
      GLOBAL SMALL CAPITALIZATION
                DIVISION
      ---------------------------






            $             --

                          --

                          --

                          --

                          --

                          --

                          --

                          --

                          --

                          --

                          --

                          --

                          --

                          --

                          --


                          --

                          --

                          --

                          --

                          --

                          --

                          --

                          --

                          --

                          --

                          --

                          --

                          --


                          --

                          --

                   6,436,032
            ----------------
                   6,436,032
                       2,925
            ----------------
                   6,438,957

                          --
            ----------------
            $      6,438,957
            ================
                     296,547
            $21.34 to $22.55

                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004



                                                          VIP EQUITY-INCOME                          VIP GROWTH
                                                              DIVISION                                DIVISION
                                                ------------------------------------   --------------------------------------
                                                   2006         2005         2004         2006          2005          2004
                                                ----------   ----------   ----------   ----------   -----------   -----------


INVESTMENT INCOME (LOSS):
Income:
  Dividends...................................  $  956,881   $  423,145   $  404,834   $  138,074   $   186,475   $   105,252
Expenses:
  Mortality and expense risk charges..........     193,048      192,811      190,556      254,568       263,076       280,224
                                                ----------   ----------   ----------   ----------   -----------   -----------
  Net investment income (loss)................     763,833      230,334      214,278     (116,494)      (76,601)     (174,972)
                                                ----------   ----------   ----------   ----------   -----------   -----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gains (losses) from security
       transactions...........................     560,741      234,450       78,057     (614,843)   (1,480,056)   (1,493,745)
     Realized gain distributions..............   3,514,567      929,873       96,710           --            --            --
                                                ----------   ----------   ----------   ----------   -----------   -----------
     Net realized gains (losses) on
       investments............................   4,075,308    1,164,323      174,767     (614,843)   (1,480,056)   (1,493,745)
     Change in net unrealized appreciation
       (depreciation) of investments..........     523,074      (29,623)   2,249,963    2,846,486     3,284,202     2,681,460
                                                ----------   ----------   ----------   ----------   -----------   -----------
     Net realized and unrealized gains
       (losses)...............................   4,598,382    1,134,700    2,424,730    2,231,643     1,804,146     1,187,715
                                                ----------   ----------   ----------   ----------   -----------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...................  $5,362,215   $1,365,034   $2,639,008   $2,115,149   $ 1,727,545   $ 1,012,743
                                                ==========   ==========   ==========   ==========   ===========   ===========


                                                            VIP OVERSEAS
                                                              DIVISION
                                                ------------------------------------
                                                   2006         2005         2004
                                                ----------   ----------   ----------


INVESTMENT INCOME (LOSS):
Income:
  Dividends...................................  $  128,686   $   90,155   $  141,281
Expenses:
  Mortality and expense risk charges..........     106,623       95,672       89,831
                                                ----------   ----------   ----------
  Net investment income (loss)................      22,063       (5,517)      51,450
                                                ----------   ----------   ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gains (losses) from security
       transactions...........................     483,201      (25,251)    (331,435)
     Realized gain distributions..............      89,460       70,556           --
                                                ----------   ----------   ----------
     Net realized gains (losses) on
       investments............................     572,661       45,305     (331,435)
     Change in net unrealized appreciation
       (depreciation) of investments..........   1,768,272    2,258,497    1,879,527
                                                ----------   ----------   ----------
     Net realized and unrealized gains
       (losses)...............................   2,340,933    2,303,802    1,548,092
                                                ----------   ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS...................  $2,362,996   $2,298,285   $1,599,542
                                                ==========   ==========   ==========





   The accompanying notes are an integral part of these financial statements.

                                       VAN ECK WORLDWIDE HARD  VAN ECK WORLDWIDE EMERGING   RUSSELL MULTI-STYLE
                VIP MID CAP                    ASSETS                    MARKETS                   EQUITY
                  DIVISION                    DIVISION                  DIVISION                  DIVISION
      ------------------------------------------------------------------------------------------------------------
          2006      2005      2004     2006     2005     2004     2006     2005    2004    2006    2005     2004
      ------------------------------------------------------------------------------------------------------------




      $    41,202$       --$       --$  2,267$    6,709$  3,504$   20,691$ 15,201$  8,211$ 55,781$ 67,592$  49,033

           61,763    59,226    47,064  19,090    11,782   7,173    16,373  12,344   9,528  38,182  40,721   43,132
      ------------------------------------------------------------------------------------------------------------
          (20,561)  (59,226)  (47,064)(16,823)   (5,073) (3,669)    4,318   2,857  (1,317) 17,599  26,871    5,901
      ------------------------------------------------------------------------------------------------------------

        1,887,409 1,238,239   402,711 661,374   188,581 158,302   448,281 278,686 237,059  38,676 (45,726)(218,812)
        1,395,085   172,432        -- 192,896        --      --   325,769      --      --      --      --       --
      ------------------------------------------------------------------------------------------------------------
        3,282,494 1,410,671   402,711 854,270   188,581 158,302   774,050 278,686 237,059  38,676 (45,726)(218,812)
       (1,935,188)  473,913 1,723,369 (44,919)  844,433  71,056   323,029 365,666  72,293 605,899 409,281  749,900
      ------------------------------------------------------------------------------------------------------------
        1,347,306 1,884,584 2,126,080 809,351 1,033,014 229,358 1,097,079 644,352 309,352 644,575 363,555  531,088
      ------------------------------------------------------------------------------------------------------------
      $ 1,326,745$1,825,358$2,079,016$792,528$1,027,941$225,689$1,101,397$647,209$308,035$662,174$390,426$ 536,989
      ============================================================================================================


                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004



                                                                                                                          RUSSELL
                                                             RUSSELL CORE BOND            RUSSELL AGGRESSIVE EQUITY       NON-US
                                                                 DIVISION                          DIVISION              DIVISION
                                                      ------------------------------   -------------------------------   --------
                                                        2006       2005       2004       2006        2005       2004       2006
                                                      --------   --------   --------   --------   ---------   --------   --------


INVESTMENT INCOME (LOSS):
Income:
  Dividends.........................................  $ 87,830   $ 95,711   $ 66,236   $  5,373   $  74,565   $  4,592   $ 60,506
Expenses:
  Mortality and expense risk charges................    12,721     15,020     18,360     18,817      18,443     18,469     16,305
                                                      --------   --------   --------   --------   ---------   --------   --------
  Net investment income (loss)......................    75,109     80,691     47,876    (13,444)     56,122    (13,877)    44,201
                                                      --------   --------   --------   --------   ---------   --------   --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gains (losses) from security
       transactions.................................     3,580     20,734     48,817     72,898     103,879     92,023     87,135
     Realized gain distributions....................        --      8,588     46,379    370,848     186,157    100,432     52,392
                                                      --------   --------   --------   --------   ---------   --------   --------
     Net realized gains (losses) on investments.....     3,580     29,322     95,196    443,746     290,036    192,455    139,527
     Change in net unrealized appreciation
       (depreciation) of investments................   (20,836)   (80,212)   (38,139)   (60,534)   (206,066)   190,748    334,483
                                                      --------   --------   --------   --------   ---------   --------   --------
     Net realized and unrealized gains (losses).....   (17,256)   (50,890)    57,057    383,212      83,970    383,203    474,010
                                                      --------   --------   --------   --------   ---------   --------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................  $ 57,853   $ 29,801   $104,933   $369,768   $ 140,092   $369,326   $518,211
                                                      ========   ========   ========   ========   =========   ========   ========


                                                         RUSSELL NON-US
                                                            DIVISION
                                                      -------------------
                                                        2005       2004
                                                      --------   --------


INVESTMENT INCOME (LOSS):
Income:
  Dividends.........................................  $ 37,356   $ 45,836
Expenses:
  Mortality and expense risk charges................    15,113     16,111
                                                      --------   --------
  Net investment income (loss)......................    22,243     29,725
                                                      --------   --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gains (losses) from security
       transactions.................................    25,229    (23,117)
     Realized gain distributions....................        --         --
                                                      --------   --------
     Net realized gains (losses) on investments.....    25,229    (23,117)
     Change in net unrealized appreciation
       (depreciation) of investments................   222,527    369,946
                                                      --------   --------
     Net realized and unrealized gains (losses).....   247,756    346,829
                                                      --------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................  $269,999   $376,554
                                                      ========   ========





   The accompanying notes are an integral part of these financial statements.

                                                                                    T. ROWE PRICE SMALL CAP
          J.P. MORGAN BOND      J.P. MORGAN SMALL COMPANY  FI MID CAP OPPORTUNITIES          GROWTH
              DIVISION                  DIVISION                   DIVISION                 DIVISION
      ------------------------------------------------------------------------------------------------------
        2006    2005    2004    2006     2005      2004     2006    2005     2004     2006    2005    2004
      ------------------------------------------------------------------------------------------------------




      $144,473$109,098$ 54,055$     --$       --$       --$    146$     --$  14,226$      --$     --$     --

        20,666  17,244   9,161  30,189    28,741    23,005  15,282  15,995   15,829   38,569  35,995  31,163
      ------------------------------------------------------------------------------------------------------
       123,807  91,854  44,894 (30,189)  (28,741)  (23,005)(15,136)(15,995)  (1,603) (38,569)(35,995)(31,163)
      ------------------------------------------------------------------------------------------------------

       (21,650)    (34) 14,554 465,679   343,914    63,115  13,540 (58,481)(182,865) 360,971 354,479 440,039
         6,146  55,106  28,665 195,616   786,413        --      --      --       --       --      --      --
      ------------------------------------------------------------------------------------------------------
       (15,504) 55,072  43,219 661,295 1,130,327    63,115  13,540 (58,481)(182,865) 360,971 354,479 440,039
        18,741 (76,466)(31,643)319,395  (937,478)1,254,426 396,699 244,972  620,653 (117,554)285,418 150,911
      ------------------------------------------------------------------------------------------------------
         3,237 (21,394) 11,576 980,690   192,849 1,317,541 410,239 186,491  437,788  243,417 639,897 590,950
      ------------------------------------------------------------------------------------------------------
      $127,044$ 70,460$ 56,470$950,501$  164,108$1,294,536$395,103$170,496$ 436,185$ 204,848$603,902$559,787
      ======================================================================================================


                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004



                                                                                                                           FI
                                                                                                                        INTERNA-
                                                                                                                         TIONAL
                                                      T. ROWE PRICE LARGE CAP GROWTH   NEUBERGER BERMAN MID CAP VALUE     STOCK
                                                                 DIVISION                         DIVISION              DIVISION
                                                      ------------------------------   ------------------------------   --------
                                                        2006       2005       2004       2006       2005       2004       2006
                                                      --------   --------   --------   --------   --------   --------   --------


INVESTMENT INCOME (LOSS):
Income:
  Dividends.........................................  $ 10,752   $ 26,184   $ 12,326   $ 15,488   $  7,211   $  3,744   $ 67,178
Expenses:
  Mortality and expense risk charges................    16,850     28,170     25,561     19,677     16,052      9,397     23,320
                                                      --------   --------   --------   --------   --------   --------   --------
  Net investment income (loss)......................    (6,098)    (1,986)   (13,235)    (4,189)    (8,841)    (5,653)    43,858
                                                      --------   --------   --------   --------   --------   --------   --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gains (losses) from security
       transactions.................................   464,824    281,004    441,233    165,337    157,475    112,451    563,898
     Realized gain distributions....................        --         --         --    279,776    207,106     40,642         --
                                                      --------   --------   --------   --------   --------   --------   --------
     Net realized gains (losses) on investments.....   464,824    281,004    441,233    445,113    364,581    153,093    563,898
     Change in net unrealized appreciation
       (depreciation) of investments................    (7,786)   (22,927)   (32,629)   (81,503)   (38,305)   197,676    (21,804)
                                                      --------   --------   --------   --------   --------   --------   --------
     Net realized and unrealized gains (losses).....   457,038    258,077    408,604    363,610    326,276    350,769    542,094
                                                      --------   --------   --------   --------   --------   --------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................  $450,940   $256,091   $395,369   $359,421   $317,435   $345,116   $585,952
                                                      ========   ========   ========   ========   ========   ========   ========


                                                        FI INTERNATIONAL
                                                             STOCK
                                                            DIVISION
                                                      -------------------
                                                        2005       2004
                                                      --------   --------


INVESTMENT INCOME (LOSS):
Income:
  Dividends.........................................  $ 17,879   $ 26,360
Expenses:
  Mortality and expense risk charges................    15,379     10,572
                                                      --------   --------
  Net investment income (loss)......................     2,500     15,788
                                                      --------   --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gains (losses) from security
       transactions.................................   155,229    122,022
     Realized gain distributions....................        --         --
                                                      --------   --------
     Net realized gains (losses) on investments.....   155,229    122,022
     Change in net unrealized appreciation
       (depreciation) of investments................   370,431    207,524
                                                      --------   --------
     Net realized and unrealized gains (losses).....   525,660    329,546
                                                      --------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................  $528,160   $345,334
                                                      ========   ========





   The accompanying notes are an integral part of these financial statements.


                                                                    METLIFE MID CAP STOCK
         MORGAN STANLEY EAFE INDEX        METLIFE STOCK INDEX               INDEX         BLACKROCK LARGE CAP VALUE
                 DIVISION                       DIVISION                  DIVISION                DIVISION
      -------------------------------------------------------------------------------------------------------------
         2006      2005      2004       2006      2005      2004     2006    2005   2004    2006     2005    2004
      -------------------------------------------------------------------------------------------------------------




      $  176,831$  143,940$   46,890$ 1,608,446$1,322,184$  693,650$ 10,134$ 5,611$ 1,998$  105,689$ 79,968$     --

          57,754    49,688    45,515    541,266   544,842   537,199   3,596  3,035  1,924    60,374  60,939  58,008
      -------------------------------------------------------------------------------------------------------------
         119,077    94,252     1,375  1,067,180   777,342   156,451   6,538  2,576     74    45,315  19,029 (58,008)
      -------------------------------------------------------------------------------------------------------------

       1,310,370   491,209   606,581  3,784,178 2,932,902 2,088,828  48,683 35,902 16,508   833,805 360,163 358,940
              --        --        --  2,744,774        --        --  57,514 41,092  1,032   517,755  86,120      --
      -------------------------------------------------------------------------------------------------------------
       1,310,370   491,209   606,581  6,528,952 2,932,902 2,088,828 106,197 76,994 17,540 1,351,560 446,283 358,940
         624,769   445,022   684,461  3,685,325  (604,531)5,375,093 (33,216)10,095 69,901    39,492 (36,838)631,636
      -------------------------------------------------------------------------------------------------------------
       1,935,139   936,231 1,291,042 10,214,277 2,328,371 7,463,921  72,981 87,089 87,441 1,391,052 409,445 990,576
      -------------------------------------------------------------------------------------------------------------
      $2,054,216$1,030,483$1,292,417$11,281,457$3,105,713$7,620,372$ 79,519$89,665$87,515$1,436,367$428,474$932,568
      =============================================================================================================


                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004



                                                                                                                        BLACKROCK
                                                                                      LEHMAN BROTHERS AGGREGATE BOND    STRATEGIC
                                                         BLACKROCK DIVERSIFIED                    INDEX                   VALUE
                                                               DIVISION                          DIVISION               DIVISION
                                                    ------------------------------   -------------------------------   ----------
                                                      2006       2005       2004       2006        2005       2004        2006
                                                    --------   --------   --------   --------   ---------   --------   ----------


INVESTMENT INCOME (LOSS):
Income:
  Dividends.......................................  $246,761   $164,006   $196,878   $570,221   $ 534,828   $404,994   $   36,177
Expenses:
  Mortality and expense risk charges..............    67,467     70,126     70,167     86,995      92,083     89,636       77,914
                                                    --------   --------   --------   --------   ---------   --------   ----------
  Net investment income (loss)....................   179,294     93,880    126,711    483,226     442,745    315,358      (41,737)
                                                    --------   --------   --------   --------   ---------   --------   ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gains (losses) from security
       transactions...............................   413,901    168,515    273,118    (45,452)      9,237     67,236      618,591
     Realized gain distributions..................        --         --         --         --          --         --    2,139,143
                                                    --------   --------   --------   --------   ---------   --------   ----------
     Net realized gains (losses) on investments...   413,901    168,515    273,118    (45,452)      9,237     67,236    2,757,734
     Change in net unrealized appreciation
       (depreciation) of investments..............   342,183    (24,132)   338,763    (11,003)   (265,050)    75,106     (927,574)
                                                    --------   --------   --------   --------   ---------   --------   ----------
     Net realized and unrealized gains (losses)...   756,084    144,383    611,881    (56,455)   (255,813)   142,342    1,830,160
                                                    --------   --------   --------   --------   ---------   --------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $935,378   $238,263   $738,592   $426,771   $ 186,932   $457,700   $1,788,423
                                                    ========   ========   ========   ========   =========   ========   ==========


                                                      BLACKROCK STRATEGIC
                                                             VALUE
                                                            DIVISION
                                                    -----------------------
                                                       2005         2004
                                                    ----------   ----------


INVESTMENT INCOME (LOSS):
Income:
  Dividends.......................................  $       --   $       --
Expenses:
  Mortality and expense risk charges..............      69,686       56,588
                                                    ----------   ----------
  Net investment income (loss)....................     (69,686)     (56,588)
                                                    ----------   ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gains (losses) from security
       transactions...............................     486,866      774,046
     Realized gain distributions..................     690,365           --
                                                    ----------   ----------
     Net realized gains (losses) on investments...   1,177,231      774,046
     Change in net unrealized appreciation
       (depreciation) of investments..............    (702,631)     599,751
                                                    ----------   ----------
     Net realized and unrealized gains (losses)...     474,600    1,373,797
                                                    ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS.................................  $  404,914   $1,317,209
                                                    ==========   ==========




   The accompanying notes are an integral part of these financial statements.

                                                                                    BLACKROCK LEGACY LARGE CAP
              RUSSELL 2000 INDEX             HARRIS OAKMARK LARGE CAP VALUE                   GROWTH
                   DIVISION                             DIVISION                             DIVISION
      ---------------------------------    ----------------------------------    --------------------------------
        2006         2005        2004        2006         2005         2004        2006        2005        2004
      --------    ---------    --------    --------    ---------    ---------    --------    --------    --------




      $ 34,202    $  28,544    $ 12,528    $ 32,392    $  25,528    $  25,182    $  2,870    $  9,809    $     --

        21,284       17,666      15,405      22,827       19,962       16,470      12,603      11,963      11,696
      --------    ---------    --------    --------    ---------    ---------    --------    --------    --------
        12,918       10,878      (2,877)      9,565        5,566        8,712      (9,733)     (2,154)    (11,696)
      --------    ---------    --------    --------    ---------    ---------    --------    --------    --------

       116,323      229,319     268,901     188,716      122,491      538,304      85,783      82,680       4,935
       158,351      139,757          --          --           --           --          --          --          --
      --------    ---------    --------    --------    ---------    ---------    --------    --------    --------
       274,674      369,076     268,901     188,716      122,491      538,304      85,783      82,680       4,935
       389,864     (207,834)    221,267     495,868     (189,982)    (199,782)     16,557      76,807     181,202
      --------    ---------    --------    --------    ---------    ---------    --------    --------    --------
       664,538      161,242     490,168     684,584      (67,491)     338,522     102,340     159,487     186,137
      --------    ---------    --------    --------    ---------    ---------    --------    --------    --------
      $677,456    $ 172,120    $487,291    $694,149    $ (61,925)   $ 347,234    $ 92,607    $157,333    $174,441
      ========    =========    ========    ========    =========    =========    ========    ========    ========


                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004



                                                         HARRIS OAKMARK FOCUSED VALUE             DAVIS VENTURE VALUE
                                                                   DIVISION                            DIVISION
                                                      ----------------------------------   --------------------------------
                                                         2006         2005        2004        2006        2005       2004
                                                      ----------   ---------   ---------   ----------   --------   --------


INVESTMENT INCOME (LOSS):
Income:
  Dividends........................................   $   19,479   $   2,975   $   3,002   $   85,332   $ 26,751   $ 15,525
Expenses:
  Mortality and expense risk charges...............       37,310      37,313      34,075       44,856     19,511     15,965
                                                      ----------   ---------   ---------   ----------   --------   --------
  Net investment income (loss).....................      (17,831)    (34,338)    (31,073)      40,476      7,240       (440)
                                                      ----------   ---------   ---------   ----------   --------   --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gains (losses) from security
       transactions................................      412,354     672,476     647,532      743,693    223,191    110,849
     Realized gain distributions...................      601,024      71,480      75,158           --         --         --
                                                      ----------   ---------   ---------   ----------   --------   --------
     Net realized gains (losses) on investments....    1,013,378     743,956     722,690      743,693    223,191    110,849
     Change in net unrealized appreciation
       (depreciation) of investments...............     (246,155)   (142,831)   (134,412)     298,057    241,761    226,205
                                                      ----------   ---------   ---------   ----------   --------   --------
     Net realized and unrealized gains (losses)....      767,223     601,125     588,278    1,041,750    464,952    337,054
                                                      ----------   ---------   ---------   ----------   --------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................   $  749,392   $ 566,787   $ 557,205   $1,082,226   $472,192   $336,614
                                                      ==========   =========   =========   ==========   ========   ========


                                                          BLACKROCK MONEY MARKET
                                                                 DIVISION
                                                      ------------------------------
                                                        2006       2005       2004
                                                      --------   --------   --------


INVESTMENT INCOME (LOSS):
Income:
  Dividends........................................   $788,008   $580,548   $264,204
Expenses:
  Mortality and expense risk charges...............     88,711    112,828    157,135
                                                      --------   --------   --------
  Net investment income (loss).....................    699,297    467,720    107,069
                                                      --------   --------   --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gains (losses) from security
       transactions................................         --         --         --
     Realized gain distributions...................         --         --         --
                                                      --------   --------   --------
     Net realized gains (losses) on investments....         --         --         --
     Change in net unrealized appreciation
       (depreciation) of investments...............         --         --         --
                                                      --------   --------   --------
     Net realized and unrealized gains (losses)....         --         --         --
                                                      --------   --------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS..................................   $699,297   $467,720   $107,069
                                                      ========   ========   ========




-------
(a) For the period May 3, 2004 to December 31,2004
(b) For the period May 1, 2005 to December 31,2004

   The accompanying notes are an integral part of these financial statements.

                                                                                   WESTERN ASSET
                                BLACKROCK AGGRESSIVE                              MANAGEMENT U.S.
       BLACKROCK BOND INCOME           GROWTH               MFS TOTAL RETURN         GOVERNMENT
              DIVISION                DIVISION                  DIVISION              DIVISION
      ---------------------------------------------------------------------------------------------
        2006    2005    2004    2006     2005    2004    2006    2005     2004   2006  2005 2004(A)
      ---------------------------------------------------------------------------------------------




      $126,848$ 80,448$57,155$      --$      --$     --$170,385$ 79,643$ 102,213$6,460$1,276 $  --

        11,569   9,659  6,917   38,434   41,673  41,172  30,932  30,063   27,033 1,039   652   149
      -------------------------------------------------------------------------------------- -----
       115,279  70,789 50,238  (38,434) (41,673)(41,172)139,453  49,580   75,180 5,421   624  (149)
      -------------------------------------------------------------------------------------- -----

       (25,544)(31,299) 6,039  591,190  756,356 612,239  58,870  62,123 (120,916) (756) (275)   36
         2,170  23,243 23,862       --       --      -- 106,592  50,502       --    -- 1,741    --
      -------------------------------------------------------------------------------------- -----
       (23,374) (8,056)29,901  591,190  756,356 612,239 165,462 112,625 (120,916) (756)1,466    36
        (2,113)(21,556) 5,361 (272,451)(176,968)100,578 200,714 (49,957) 440,355 2,043  (564)  836
      -------------------------------------------------------------------------------------- -----
       (25,487)(29,612)35,262  318,739  579,388 712,817 366,176  62,668  319,439 1,287   902   872
      -------------------------------------------------------------------------------------- -----
      $ 89,792$ 41,177$85,500$ 280,305$ 537,715$671,645$505,629$112,248$ 394,619$6,708$1,526 $ 723
      ====================================================================================== =====


                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004



                                                                               METLIFE
                                                                            CONSERVATIVE                             METLIFE
                                                              METLIFE            TO                                MODERATE TO
                                                           CONSERVATIVE       MODERATE       METLIFE MODERATE       AGGRESSIVE
                                                            ALLOCATION       ALLOCATION         ALLOCATION          ALLOCATION
                                                             DIVISION         DIVISION           DIVISION            DIVISION
                                                          --------------   --------------   -----------------   -----------------
                                                          2006   2005(B)    2006  2005(B)     2006    2005(B)     2006    2005(B)
                                                          ----   -------   -----  -------   -------   -------   -------   -------


INVESTMENT INCOME (LOSS):
Income:
  Dividends.............................................  $301     $ 29    $ 135    $--     $ 1,352     $ 64    $ 1,523     $146
Expenses:
  Mortality and expense risk charges....................    --       --       --     --          --       --         --       --
                                                          ----     ----    -----    ---     -------     ----    -------     ----
  Net investment income (loss)..........................   301       29      135     --       1,352       64      1,523      146
                                                          ----     ----    -----    ---     -------     ----    -------     ----
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gains (losses) from security
       transactions.....................................    17       59     (131)    --          97       85        834       28
     Realized gain distributions........................   115        8       92     --       1,892        1      3,878        3
                                                          ----     ----    -----    ---     -------     ----    -------     ----
     Net realized gains (losses) on investments.........   132       67      (39)    --       1,989       86      4,712       31
     Change in net unrealized appreciation
       (depreciation) of investments....................   142       57        2      3      12,149      130     20,906        1
                                                          ----     ----    -----    ---     -------     ----    -------     ----
     Net realized and unrealized gains (losses).........   274      124      (37)     3      14,138      216     25,618       32
                                                          ----     ----    -----    ---     -------     ----    -------     ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................  $575     $153    $  98    $ 3     $15,490     $280    $27,141     $178
                                                          ====     ====    =====    ===     =======     ====    =======     ====


                                                               METLIFE
                                                             AGGRESSIVE
                                                             ALLOCATION
                                                              DIVISION
                                                          ----------------
                                                           2006    2005(B)
                                                          ------   -------


INVESTMENT INCOME (LOSS):
Income:
  Dividends.............................................  $  149     $  8
Expenses:
  Mortality and expense risk charges....................      --       --
                                                          ------     ----
  Net investment income (loss)..........................     149        8
                                                          ------     ----
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gains (losses) from security
       transactions.....................................     183       --
     Realized gain distributions........................     628        5
                                                          ------     ----
     Net realized gains (losses) on investments.........     811        5
     Change in net unrealized appreciation
       (depreciation) of investments....................   3,243      (14)
                                                          ------     ----
     Net realized and unrealized gains (losses).........   4,054       (9)
                                                          ------     ----
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS............................................  $4,203     $ (1)
                                                          ======     ====




-------

(a) For the period May 3, 2004 to December 31, 2004
(b) For the period May 1, 2005 to December 31, 2005


   The accompanying notes are an integral part of these financial statements.


                                                                                                                  T. ROWE
                                                                                                                   PRICE
                 LEGG MASON                                                                                       MID-CAP
             AGGRESSIVE GROWTH                RCM GLOBAL TECHNOLOGY                 PIMCO TOTAL RETURN             GROWTH
                  DIVISION                           DIVISION                            DIVISION                 DIVISION
      -------------------------------    -------------------------------    ---------------------------------    ---------
         2006        2005       2004       2006        2005       2004        2006        2005         2004         2006
      ---------    -------    -------    --------    -------    --------    --------    --------    ---------    ---------




      $      --    $    --    $    --    $     --    $    --    $     --    $227,321    $  4,273    $ 480,860    $      --

          5,888      1,827      1,759       1,705      1,865       1,617      35,240      28,318       25,009       19,736
      ---------    -------    -------    --------    -------    --------    --------    --------    ---------    ---------
         (5,888)    (1,827)    (1,759)     (1,705)    (1,865)     (1,617)    192,081     (24,045)     455,851      (19,736)
      ---------    -------    -------    --------    -------    --------    --------    --------    ---------    ---------

        (42,062)    23,898     13,147      48,944     (4,527)     32,402     (38,311)    (14,099)      57,707      291,966
         79,770        438         --          --      3,570         229       3,356      50,629           --      148,987
      ---------    -------    -------    --------    -------    --------    --------    --------    ---------    ---------
         37,708     24,336     13,147      48,944       (957)     32,631     (34,955)     36,530       57,707      440,953

       (119,887)    24,658     13,327     (22,876)    58,921     (44,155)    257,811     139,888     (138,195)    (342,560)
      ---------    -------    -------    --------    -------    --------    --------    --------    ---------    ---------
        (82,179)    48,994     26,474      26,068     57,964     (11,524)    222,856     176,418      (80,488)      98,393
      ---------    -------    -------    --------    -------    --------    --------    --------    ---------    ---------

        (88,067)   $47,167    $24,715    $ 24,363    $56,099    $(13,141)   $414,937    $152,373    $ 375,363    $  78,657
      =========    =======    =======    ========    =======    ========    ========    ========    =========    =========


       T. ROWE PRICE MID-
           CAP GROWTH
            DIVISION
      --------------------
        2005        2004
      --------    --------




      $     --    $     --

        11,912       8,127
      --------    --------
       (11,912)     (8,127)
      --------    --------

       106,088      84,829
        51,812          --
      --------    --------
       157,900      84,829

       116,218     159,685
      --------    --------
       274,118     244,514
      --------    --------

      $262,206    $236,387
      ========    ========


                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004



                                                                                                                        HARRIS
                                                                                                                        OAKMARK
                                                                                                                      INTERNATI-
                                                          MET/AIM SMALL CAP GROWTH            LAZARD MID-CAP             ONAL
                                                                  DIVISION                       DIVISION              DIVISION
                                                       -----------------------------   ----------------------------   ----------
                                                         2006       2005      2004       2006      2005       2004       2006
                                                       --------   -------   --------   -------   --------   -------   ----------


INVESTMENT INCOME (LOSS):
Income:
  Dividends..........................................  $     --   $    --   $     --   $ 2,137   $  1,291   $    --   $  160,738
Expenses:
  Mortality and expense risk charges.................     5,407     4,711      3,443     1,621      1,350     1,546       38,176
                                                       --------   -------   --------   -------   --------   -------   ----------
  Net investment income (loss).......................    (5,407)   (4,711)    (3,443)      516        (59)   (1,546)     122,562
                                                       --------   -------   --------   -------   --------   -------   ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gains (losses) from security
       transactions..................................    25,264     5,994     63,157     2,085     29,412    31,745      469,518
     Realized gain distributions.....................   140,183    19,749         --    46,949     38,977        --      401,249
                                                       --------   -------   --------   -------   --------   -------   ----------
     Net realized gains (losses) on investments......   165,447    25,743     63,157    49,034     68,389    31,745      870,767
     Change in net unrealized appreciation
       (depreciation) of investments.................   (32,890)   48,578    (18,780)   16,618    (41,895)   14,531    1,040,476
                                                       --------   -------   --------   -------   --------   -------   ----------
     Net realized and unrealized gains (losses)......   132,557    74,321     44,377    65,652     26,494    46,276    1,911,243
                                                       --------   -------   --------   -------   --------   -------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................  $127,150   $69,610   $ 40,934   $66,168   $ 26,435   $44,730   $2,033,805
                                                       ========   =======   ========   =======   ========   =======   ==========


                                                          HARRIS OAKMARK
                                                          INTERNATIONAL
                                                             DIVISION
                                                       -------------------
                                                         2005       2004
                                                       --------   --------


INVESTMENT INCOME (LOSS):
Income:
  Dividends..........................................  $  5,856   $    610
Expenses:
  Mortality and expense risk charges.................    22,067     10,777
                                                       --------   --------
  Net investment income (loss).......................   (16,211)   (10,167)
                                                       --------   --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gains (losses) from security
       transactions..................................   102,367    316,743
     Realized gain distributions.....................    61,023         --
                                                       --------   --------
     Net realized gains (losses) on investments......   163,390    316,743
     Change in net unrealized appreciation
       (depreciation) of investments.................   374,891     86,259
                                                       --------   --------
     Net realized and unrealized gains (losses)......   538,281    403,002
                                                       --------   --------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS.........................................  $522,070   $392,835
                                                       ========   ========




-------

(a) For the period May 3, 2004 to December 31, 2004
(b) For the period May 1, 2005 to December 31, 2005

   The accompanying notes are an integral part of these financial statements.

       LORD ABBETT GROWTH AND                                 MFS RESEARCH       NEUBERGER BERMAN REAL
               INCOME         LORD ABBETT MID-CAP VALUE      INTERNATIONAL               ESTATE
              DIVISION                 DIVISION                 DIVISION                DIVISION
      -------------------------------------------------------------------------------------------------
        2006    2005    2004     2006    2005    2004    2006    2005     2004    2006    2005  2004(A)
      -------------------------------------------------------------------------------------------------




      $ 48,597$ 28,824$ 54,314$  23,945$ 30,713$110,590$ 59,399$ 17,539$  18,467$ 20,811$     --$    --

        15,369  16,140  16,757   20,682  37,167  33,626  19,328  19,078   19,212   6,818   3,715    251
      -------------------------------------------------------------------------------------------------
        33,228  12,684  37,557    3,263  (6,454) 76,964  40,071  (1,539)    (745) 13,993  (3,715)  (251)
      -------------------------------------------------------------------------------------------------

        94,645  71,034  50,316  482,362 150,874 863,914 348,045 145,205 (465,258)123,403  20,666  1,617
       213,736  51,069      --  298,073 190,959 120,783 233,521 149,886    7,107  98,859   1,811  7,918
      -------------------------------------------------------------------------------------------------
       308,381 122,103  50,316  780,435 341,833 984,697 581,566 295,091 (458,151)222,262  22,477  9,535
        83,506 (59,691)285,087 (380,064) 57,145 (61,754)143,517 201,096  955,286 348,153 157,099  9,595
      -------------------------------------------------------------------------------------------------
       391,887  62,412 335,403  400,371 398,978 922,943 725,083 496,187  497,135 570,415 179,576 19,130
      -------------------------------------------------------------------------------------------------
      $425,115$ 75,096$372,960$ 403,634$392,524$999,907$765,154$494,648$ 496,390$584,408$175,861$18,879
      =================================================================================================


                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004



                                                                                               OPPENHEIMER     AMERICAN
                                                                                                 CAPITAL         FUNDS
                                                             LORD ABBETT BOND DEBENTURE       APPRECIATION      GROWTH
                                                                      DIVISION                  DIVISION       DIVISION
                                                         ---------------------------------   --------------   ----------
                                                           2006        2005         2004     2006   2005(B)      2006
                                                         --------   ----------   ---------   ----   -------   ----------


INVESTMENT INCOME (LOSS):
Income:
  Dividends............................................  $618,328   $1,019,010   $ 595,495   $  5     $--     $  230,977
Expenses:
  Mortality and expense risk charges...................    62,736       57,335      52,891     --      --        147,197
                                                         --------   ----------   ---------   ----     ---     ----------
  Net investment income (loss).........................   555,592      961,675     542,604      5      --         83,780
                                                         --------   ----------   ---------   ----     ---     ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gains (losses) from security
       transactions....................................       (41)    (968,045)   (340,889)    65       8      1,201,489
     Realized gain distributions.......................        --           --          --     10      --        173,890
                                                         --------   ----------   ---------   ----     ---     ----------
     Net realized gains (losses) on investments........       (41)    (968,045)   (340,889)    75       8      1,375,379
     Change in net unrealized appreciation
       (depreciation) of investments...................   272,472      131,919     468,571     33      (2)       990,418
                                                         --------   ----------   ---------   ----     ---     ----------
     Net realized and unrealized gains (losses)........   272,431     (836,126)    127,682    108       6      2,365,797
                                                         --------   ----------   ---------   ----     ---     ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...........................................  $828,023   $  125,549   $ 670,286   $113     $ 6     $2,449,577
                                                         ========   ==========   =========   ====     ===     ==========


                                                          AMERICAN FUNDS GROWTH
                                                                 DIVISION
                                                         -----------------------
                                                            2005         2004
                                                         ----------   ----------


INVESTMENT INCOME (LOSS):
Income:
  Dividends............................................  $  145,549   $   25,969
Expenses:
  Mortality and expense risk charges...................     102,857       73,542
                                                         ----------   ----------
  Net investment income (loss).........................      42,692      (47,573)
                                                         ----------   ----------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
  INVESTMENTS:
     Realized gains (losses) from security
       transactions....................................     945,991      728,441
     Realized gain distributions.......................          --           --
                                                         ----------   ----------
     Net realized gains (losses) on investments........     945,991      728,441
     Change in net unrealized appreciation
       (depreciation) of investments...................   2,051,285    1,029,536
                                                         ----------   ----------
     Net realized and unrealized gains (losses)........   2,997,276    1,757,977
                                                         ----------   ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS...........................................  $3,039,968   $1,710,404
                                                         ==========   ==========




-------
(a) For the period May 3, 2004 to December 31, 2004
(b) For the period May 1, 2005 to December 31, 2005


   The accompanying notes are an integral part of these financial statements.


                                     AMERICAN FUNDS GLOBAL SMALL
       AMERICAN FUNDS GROWTH-INCOME        CAPITALIZATION
                 DIVISION                     DIVISION
      ----------------------------------------------------------
         2006      2005      2004      2006      2005     2004
      ----------------------------------------------------------




      $  262,716$  194,525$  121,502$   30,828$   49,218$     --

          89,321    77,625    65,737    33,534    27,250  21,077
      ----------------------------------------------------------
         173,395   116,900    55,765    (2,706)   21,968 (21,077)
      ----------------------------------------------------------

         364,204   954,686   396,586   872,316   402,138 192,254
         379,196    67,109        --   344,527        --      --
      ----------------------------------------------------------
         743,400 1,021,795   396,586 1,216,843   402,138 192,254
       1,288,425  (305,127)  796,378    76,639   736,865 543,161
      ----------------------------------------------------------
       2,031,825   716,668 1,192,964 1,293,482 1,139,003 735,415
      ----------------------------------------------------------
      $2,205,220$  833,568$1,248,729$1,290,776$1,160,971$714,338
      ==========================================================


                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004



                                                         VIP EQUITY-INCOME                             VIP GROWTH
                                                              DIVISION                                  DIVISION
                                              ---------------------------------------   ---------------------------------------
                                                  2006          2005          2004          2006          2005          2004
                                              -----------   -----------   -----------   -----------   -----------   -----------


INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............   $   763,833   $   230,334   $   214,278   $  (116,494)  $   (76,601)  $  (174,972)
  Net realized gains (losses) on
     investments...........................     4,075,308     1,164,323       174,767      (614,843)   (1,480,056)   (1,493,745)
  Net unrealized appreciation
     (depreciation) on investments.........       523,074       (29,623)    2,249,963     2,846,486     3,284,202     2,681,460
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets
     resulting from operations.............     5,362,215     1,365,034     2,639,008     2,115,149     1,727,545     1,012,743
                                              -----------   -----------   -----------   -----------   -----------   -----------
From capital transactions:
  Payments received from policy owners.....     2,243,641     2,436,373     2,808,086     3,756,626     4,394,250     5,494,035
  Transfers between divisions (including
     fixed account), net...................     1,984,500      (953,989)   (2,396,651)   (1,644,431)   (4,656,356)   (5,949,311)
  Transfers for contract benefits and
     terminations..........................    (4,192,457)   (2,469,435)   (1,947,231)   (5,843,155)   (4,136,289)   (2,989,042)
  Contract maintenance charges.............            --            --            --            --            --            --
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets
     resulting from capital transactions...        35,684      (987,051)   (1,535,796)   (3,730,960)   (4,398,395)   (3,444,318)
                                              -----------   -----------   -----------   -----------   -----------   -----------
NET CHANGE IN NET ASSETS...................     5,397,899       377,983     1,103,212    (1,615,811)   (2,670,850)   (2,431,575)
NET ASSETS-BEGINNING OF PERIOD.............    27,268,049    26,890,066    25,786,854    36,375,821    39,046,671    41,478,246
                                              -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS-END OF PERIOD...................   $32,665,948   $27,268,049   $26,890,066   $34,760,010   $36,375,821   $39,046,671
                                              ===========   ===========   ===========   ===========   ===========   ===========


                                                            VIP OVERSEAS
                                                              DIVISION
                                              ---------------------------------------
                                                  2006          2005          2004
                                              -----------   -----------   -----------


INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............   $    22,063   $    (5,517)  $    51,450
  Net realized gains (losses) on
     investments...........................       572,661        45,305      (331,435)
  Net unrealized appreciation
     (depreciation) on investments.........     1,768,272     2,258,497     1,879,527
                                              -----------   -----------   -----------
  Net increase (decrease) in net assets
     resulting from operations.............     2,362,996     2,298,285     1,599,542
                                              -----------   -----------   -----------
From capital transactions:
  Payments received from policy owners.....     1,395,371     1,205,656     1,597,964
  Transfers between divisions (including
     fixed account), net...................      (998,831)   (1,288,299)   (1,416,346)
  Transfers for contract benefits and
     terminations..........................    (1,735,479)   (1,622,145)     (803,967)
  Contract maintenance charges.............            --            --            --
                                              -----------   -----------   -----------
  Net increase (decrease) in net assets
     resulting from capital transactions...    (1,338,939)   (1,704,788)     (622,349)
                                              -----------   -----------   -----------
NET CHANGE IN NET ASSETS...................     1,024,057       593,497       977,193
NET ASSETS-BEGINNING OF PERIOD.............    14,314,443    13,720,946    12,743,753
                                              -----------   -----------   -----------
NET ASSETS-END OF PERIOD...................   $15,338,500   $14,314,443   $13,720,946
                                              ===========   ===========   ===========





   The accompanying notes are an integral part of these financial statements.

                     VIP MID CAP                        VAN ECK WORLDWIDE HARD ASSETS          VAN ECK WORLDWIDE EMERGING MARKETS
                       DIVISION                                   DIVISION                                  DIVISION
      -----------------------------------------    --------------------------------------    --------------------------------------
          2006           2005           2004          2006          2005          2004          2006          2005          2004
      -----------    -----------    -----------    ----------    ----------    ----------    ----------    ----------    ----------




      $   (20,561)   $   (59,226)   $   (47,064)   $  (16,823)   $   (5,073)   $   (3,669)   $    4,318    $    2,857    $   (1,317)
        3,282,494      1,410,671        402,711       854,270       188,581       158,302       774,050       278,686       237,059
       (1,935,188)       473,913      1,723,369       (44,919)      844,433        71,056       323,029       365,666        72,293
      -----------    -----------    -----------    ----------    ----------    ----------    ----------    ----------    ----------
        1,326,745      1,825,358      2,079,016       792,528     1,027,941       225,689     1,101,397       647,209       308,035
      -----------    -----------    -----------    ----------    ----------    ----------    ----------    ----------    ----------

          875,752      1,027,318      1,004,955       212,056       200,432       137,740       225,883       198,593       200,006
       (2,095,034)      (777,587)     1,614,543       109,813       752,531       135,052        96,273       645,341       (14,400)
       (1,655,240)    (1,280,649)       (81,221)     (470,121)      (73,813)      (64,903)     (404,627)     (110,063)     (103,261)
               --             --             --            --            --            --            --            --            --
      -----------    -----------    -----------    ----------    ----------    ----------    ----------    ----------    ----------
       (2,874,522)    (1,030,918)     2,538,277      (148,252)      879,150       207,889       (82,471)      733,871        82,345
      -----------    -----------    -----------    ----------    ----------    ----------    ----------    ----------    ----------
       (1,547,777)       794,440      4,617,293       644,276     1,907,091       433,578     1,018,926     1,381,080       390,380
       12,109,098     11,314,658      6,697,365     3,143,532     1,236,441       802,863     3,085,023     1,703,943     1,313,563
      -----------    -----------    -----------    ----------    ----------    ----------    ----------    ----------    ----------
      $10,561,321    $12,109,098    $11,314,658    $3,787,808    $3,143,532    $1,236,441    $4,103,949    $3,085,023    $1,703,943
      ===========    ===========    ===========    ==========    ==========    ==========    ==========    ==========    ==========


             RUSSELL MULTI-STYLE EQUITY
                      DIVISION
      ---------------------------------------
         2006          2005           2004
      ----------    ----------    -----------




      $   17,599    $   26,871    $     5,901
          38,676       (45,726)      (218,812)
         605,899       409,281        749,900
      ----------    ----------    -----------
         662,174       390,426        536,989
      ----------    ----------    -----------

         306,258       357,797        820,318
        (166,614)     (566,630)    (1,194,742)
        (678,581)     (746,153)      (421,545)
              --            --             --
      ----------    ----------    -----------
        (538,937)     (954,986)      (795,969)
      ----------    ----------    -----------
         123,237      (564,560)      (258,980)
       5,798,779     6,363,339      6,622,319
      ----------    ----------    -----------
      $5,922,016    $5,798,779    $ 6,363,339
      ==========    ==========    ===========


                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004



                                                            RUSSELL CORE BOND                  RUSSELL AGGRESSIVE EQUITY
                                                                DIVISION                               DIVISION
                                                  ------------------------------------   ------------------------------------
                                                     2006         2005         2004         2006         2005         2004
                                                  ----------   ----------   ----------   ----------   ----------   ----------


INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................   $   75,109   $   80,691   $   47,876   $  (13,444)  $   56,122   $  (13,877)
  Net realized gains (losses) on investments...        3,580       29,322       95,196      443,746      290,036      192,455
  Net unrealized appreciation (depreciation) on
     investments...............................      (20,836)     (80,212)     (38,139)     (60,534)    (206,066)     190,748
                                                  ----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease) in net assets
     resulting from operations.................       57,853       29,801      104,933      369,768      140,092      369,326
                                                  ----------   ----------   ----------   ----------   ----------   ----------
From capital transactions:
  Payments received from policy owners.........       97,100      115,520      265,277      150,568      176,183      304,281
  Transfers between divisions (including fixed
     account), net.............................      114,105     (118,376)    (462,923)     (26,433)    (268,817)    (256,808)
  Transfers for contract benefits and
     terminations..............................     (167,614)    (411,348)    (329,696)    (252,385)    (280,681)    (239,772)
  Contract maintenance charges.................           --           --           --           --           --           --
                                                  ----------   ----------   ----------   ----------   ----------   ----------
  Net increase (decrease) in net assets
     resulting from capital transactions.......       43,591     (414,204)    (527,342)    (128,250)    (373,315)    (192,299)
                                                  ----------   ----------   ----------   ----------   ----------   ----------
NET CHANGE IN NET ASSETS.......................      101,444     (384,403)    (422,409)     241,518     (233,223)     177,027
NET ASSETS-BEGINNING OF PERIOD.................    1,949,382    2,333,785    2,756,194    2,679,709    2,912,932    2,735,905
                                                  ----------   ----------   ----------   ----------   ----------   ----------
NET ASSETS-END OF PERIOD.......................   $2,050,826   $1,949,382   $2,333,785   $2,921,227   $2,679,709   $2,912,932
                                                  ==========   ==========   ==========   ==========   ==========   ==========


                                                             RUSSELL NON-US
                                                                DIVISION
                                                  ------------------------------------
                                                     2006         2005         2004
                                                  ----------   ----------   ----------


INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).................   $   44,201   $   22,243   $   29,725
  Net realized gains (losses) on investments...      139,527       25,229      (23,117)
  Net unrealized appreciation (depreciation) on
     investments...............................      334,483      222,527      369,946
                                                  ----------   ----------   ----------
  Net increase (decrease) in net assets
     resulting from operations.................      518,211      269,999      376,554
                                                  ----------   ----------   ----------
From capital transactions:
  Payments received from policy owners.........      108,547      113,772      253,487
  Transfers between divisions (including fixed
     account), net.............................     (114,784)    (193,432)    (521,813)
  Transfers for contract benefits and
     terminations..............................     (221,930)    (215,273)    (177,265)
  Contract maintenance charges.................           --           --           --
                                                  ----------   ----------   ----------
  Net increase (decrease) in net assets
     resulting from capital transactions.......     (228,167)    (294,933)    (445,591)
                                                  ----------   ----------   ----------
NET CHANGE IN NET ASSETS.......................      290,044      (24,934)     (69,037)
NET ASSETS-BEGINNING OF PERIOD.................    2,385,566    2,410,500    2,479,537
                                                  ----------   ----------   ----------
NET ASSETS-END OF PERIOD.......................   $2,675,610   $2,385,566   $2,410,500
                                                  ==========   ==========   ==========




   The accompanying notes are an integral part of these financial statements.

                 J.P. MORGAN BOND                      J.P. MORGAN SMALL COMPANY                 FI MID CAP OPPORTUNITIES
                     DIVISION                                  DIVISION                                  DIVISION
      --------------------------------------    --------------------------------------    --------------------------------------
         2006          2005          2004          2006          2005          2004          2006          2005          2004
      ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------




      $  123,807    $   91,854    $   44,894    $  (30,189)   $  (28,741)   $  (23,005)   $  (15,136)   $  (15,995)   $   (1,603)
         (15,504)       55,072        43,219       661,295     1,130,327        63,115        13,540       (58,481)     (182,865)
          18,741       (76,466)      (31,643)      319,395      (937,478)    1,254,426       396,699       244,972       620,653
      ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
         127,044        70,460        56,470       950,501       164,108     1,294,536       395,103       170,496       436,185
      ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------

         207,066       322,057       337,741       554,439       588,541       607,157       369,019       412,709       568,198
         (30,356)    1,675,115      (115,007)     (311,829)      149,687     1,541,935       565,196      (665,656)     (501,134)
        (388,839)      (88,536)     (115,522)     (978,370)     (865,063)     (134,276)     (403,913)     (261,805)     (344,050)
              --            --            --            --            --            --            --            --            --
      ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
        (212,129)    1,908,636       107,212      (735,760)     (126,835)    2,014,816       530,302      (514,752)     (276,986)
      ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
         (85,085)    1,979,096       163,682       214,741        37,273     3,309,352       925,405      (344,256)      159,199
       3,739,303     1,760,207     1,596,525     6,777,880     6,740,607     3,431,255     2,682,912     3,027,168     2,867,969
      ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------    ----------
      $3,654,218    $3,739,303    $1,760,207    $6,992,621    $6,777,880    $6,740,607    $3,608,317    $2,682,912    $3,027,168
      ==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========    ==========


           T. ROWE PRICE SMALL CAP GROWTH
                      DIVISION
      ---------------------------------------
         2006          2005           2004
      ----------    ----------    -----------




      $  (38,569)   $  (35,995)   $   (31,163)
         360,971       354,479        440,039
        (117,554)      285,418        150,911
      ----------    ----------    -----------
         204,848       603,902        559,787
      ----------    ----------    -----------

         687,097       816,152        902,136
         (55,337)     (348,199)    (1,170,238)
        (755,965)     (513,074)      (314,931)
              --            --             --
      ----------    ----------    -----------
        (124,205)      (45,121)      (583,033)
      ----------    ----------    -----------
          80,643       558,781        (23,246)
       6,234,867     5,676,086      5,699,332
      ----------    ----------    -----------
      $6,315,510    $6,234,867    $ 5,676,086
      ==========    ==========    ===========


                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004



                                                     T. ROWE PRICE LARGE CAP GROWTH          NEUBERGER BERMAN MID CAP VALUE
                                                                DIVISION                                DIVISION
                                                 --------------------------------------   ------------------------------------
                                                     2006         2005          2004         2006         2005         2004
                                                 -----------   ----------   -----------   ----------   ----------   ----------


INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)................   $    (6,098)  $   (1,986)  $   (13,235)  $   (4,189)  $   (8,841)  $   (5,653)
  Net realized gains (losses) on investments..       464,824      281,004       441,233      445,113      364,581      153,093
  Net unrealized appreciation (depreciation)
     on investments...........................        (7,786)     (22,927)      (32,629)     (81,503)     (38,305)     197,676
                                                 -----------   ----------   -----------   ----------   ----------   ----------
  Net increase (decrease) in net assets
     resulting from operations................       450,940      256,091       395,369      359,421      317,435      345,116
                                                 -----------   ----------   -----------   ----------   ----------   ----------
From capital transactions:
  Payments received from policy owners........       422,803      453,824       528,409      588,051      453,353      433,527
  Transfers between divisions (including fixed
     account), net............................    (1,357,795)    (562,498)   (1,109,394)     (62,897)     282,937      265,395
  Transfers for contract benefits and
     terminations.............................      (391,222)    (130,109)     (125,963)    (490,396)    (114,897)     (53,195)
  Contract maintenance charges................            --           --            --           --           --           --
                                                 -----------   ----------   -----------   ----------   ----------   ----------
  Net increase (decrease) in net assets
     resulting from capital transactions......    (1,326,214)    (238,783)     (706,948)      34,758      621,393      645,727
                                                 -----------   ----------   -----------   ----------   ----------   ----------
NET CHANGE IN NET ASSETS......................      (875,274)      17,308      (311,579)     394,179      938,828      990,843
NET ASSETS-BEGINNING OF PERIOD................     4,624,866    4,607,558     4,919,137    3,053,375    2,114,547    1,123,704
                                                 -----------   ----------   -----------   ----------   ----------   ----------
NET ASSETS-END OF PERIOD......................   $ 3,749,592   $4,624,866   $ 4,607,558   $3,447,554   $3,053,375   $2,114,547
                                                 ===========   ==========   ===========   ==========   ==========   ==========


                                                        FI INTERNATIONAL STOCK
                                                               DIVISION
                                                 ------------------------------------
                                                    2006         2005         2004
                                                 ----------   ----------   ----------


INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)................   $   43,858   $    2,500   $   15,788
  Net realized gains (losses) on investments..      563,898      155,229      122,022
  Net unrealized appreciation (depreciation)
     on investments...........................      (21,804)     370,431      207,524
                                                 ----------   ----------   ----------
  Net increase (decrease) in net assets
     resulting from operations................      585,952      528,160      345,334
                                                 ----------   ----------   ----------
From capital transactions:
  Payments received from policy owners........      800,996      483,324      489,976
  Transfers between divisions (including fixed
     account), net............................     (156,320)     384,755     (207,959)
  Transfers for contract benefits and
     terminations.............................     (453,456)    (139,596)    (123,371)
  Contract maintenance charges................           --           --           --
                                                 ----------   ----------   ----------
  Net increase (decrease) in net assets
     resulting from capital transactions......      191,220      728,483      158,646
                                                 ----------   ----------   ----------
NET CHANGE IN NET ASSETS......................      777,172    1,256,643      503,980
NET ASSETS-BEGINNING OF PERIOD................    3,597,553    2,340,910    1,836,930
                                                 ----------   ----------   ----------
NET ASSETS-END OF PERIOD......................   $4,374,725   $3,597,553   $2,340,910
                                                 ==========   ==========   ==========





   The accompanying notes are an integral part of these financial statements.

             MORGAN STANLEY EAFE INDEX                       METLIFE STOCK INDEX                    METLIFE MID CAP STOCK INDEX
                      DIVISION                                     DIVISION                                  DIVISION
      ---------------------------------------    -------------------------------------------    ----------------------------------
          2006          2005          2004           2006            2005            2004          2006         2005        2004
      -----------    ----------    ----------    ------------    ------------    -----------    ----------    --------    --------




      $   119,077    $   94,252    $    1,375    $  1,067,180    $    777,342    $   156,451    $    6,538    $  2,576    $     74
        1,310,370       491,209       606,581       6,528,952       2,932,902      2,088,828       106,197      76,994      17,540
          624,769       445,022       684,461       3,685,325        (604,531)     5,375,093       (33,216)     10,095      69,901
      -----------    ----------    ----------    ------------    ------------    -----------    ----------    --------    --------
        2,054,216     1,030,483     1,292,417      11,281,457       3,105,713      7,620,372        79,519      89,665      87,515
      -----------    ----------    ----------    ------------    ------------    -----------    ----------    --------    --------

          838,689       878,646       785,704       8,582,173      10,087,927     11,994,934       154,021     172,642     132,693
       (1,070,499)      (24,120)      198,790      (6,158,512)    (10,720,056)    (7,962,182)      (49,824)    (73,694)    203,986
       (1,050,303)     (727,047)     (406,949)    (11,051,142)     (5,771,662)    (5,384,691)       30,478     (45,501)     (8,415)
               --            --            --              --              --             --            --          --          --
      -----------    ----------    ----------    ------------    ------------    -----------    ----------    --------    --------
       (1,282,113)      127,479       577,545      (8,627,481)     (6,403,791)    (1,351,939)      134,675      53,447     328,264
      -----------    ----------    ----------    ------------    ------------    -----------    ----------    --------    --------
          772,103     1,157,962     1,869,962       2,653,976      (3,298,078)     6,268,433       214,194     143,112     415,779
        9,143,290     7,985,328     6,115,366      81,846,886      85,144,964     78,876,531       838,330     695,218     279,439
      -----------    ----------    ----------    ------------    ------------    -----------    ----------    --------    --------
      $ 9,915,393    $9,143,290    $7,985,328    $ 84,500,862    $ 81,846,886    $85,144,964    $1,052,524    $838,330    $695,218
      ===========    ==========    ==========    ============    ============    ===========    ==========    ========    ========


             BLACKROCK LARGE CAP VALUE
                      DIVISION
      ---------------------------------------
          2006          2005          2004
      -----------    ----------    ----------




      $    45,315    $   19,029    $  (58,008)
        1,351,560       446,283       358,940
           39,492       (36,838)      631,636
      -----------    ----------    ----------
        1,436,367       428,474       932,568
      -----------    ----------    ----------

          873,072       926,952       983,359
          203,292      (768,044)     (688,138)
       (1,572,382)     (389,608)     (597,915)
               --            --            --
      -----------    ----------    ----------
         (496,018)     (230,700)     (302,694)
      -----------    ----------    ----------
          940,349       197,774       629,874
        8,414,323     8,216,549     7,586,675
      -----------    ----------    ----------
      $ 9,354,672    $8,414,323    $8,216,549
      ===========    ==========    ==========


                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004



                                                       BLACKROCK DIVERSIFIED              LEHMAN BROTHERS AGGREGATE BOND INDEX
                                                              DIVISION                                  DIVISION
                                              ---------------------------------------   ---------------------------------------
                                                  2006          2005          2004          2006          2005          2004
                                              -----------   -----------   -----------   -----------   -----------   -----------


INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............   $   179,294   $    93,880   $   126,711   $   483,226   $   442,745   $   315,358
  Net realized gains (losses) on
     investments...........................       413,901       168,515       273,118       (45,452)        9,237        67,236
  Net unrealized appreciation
     (depreciation) on investments.........       342,183       (24,132)      338,763       (11,003)     (265,050)       75,106
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets
     resulting from operations.............       935,378       238,263       738,592       426,771       186,932       457,700
                                              -----------   -----------   -----------   -----------   -----------   -----------
From capital transactions:
  Payments received from policy owners.....       956,318       961,034     1,086,984     1,239,705     1,406,844     1,556,685
  Transfers between divisions (including
     fixed account), net...................      (491,076)     (635,577)   (1,193,533)       65,099      (647,772)   (1,574,447)
  Transfers for contract benefits and
     terminations..........................    (1,757,145)     (316,682)     (929,619)   (2,077,592)     (857,645)     (853,560)
  Contract maintenance charges.............            --            --            --            --            --            --
                                              -----------   -----------   -----------   -----------   -----------   -----------
  Net increase (decrease) in net assets
     resulting from capital transactions...    (1,291,903)        8,775    (1,036,168)     (772,788)      (98,573)     (871,322)
                                              -----------   -----------   -----------   -----------   -----------   -----------
NET CHANGE IN NET ASSETS...................      (356,525)      247,038      (297,576)     (346,017)       88,359      (413,622)
NET ASSETS-BEGINNING OF PERIOD.............    10,487,287    10,240,249    10,537,825    13,494,810    13,406,451    13,820,073
                                              -----------   -----------   -----------   -----------   -----------   -----------
NET ASSETS-END OF PERIOD...................   $10,130,762   $10,487,287   $10,240,249   $13,148,793   $13,494,810   $13,406,451
                                              ===========   ===========   ===========   ===========   ===========   ===========


                                                     BLACKROCK STRATEGIC VALUE
                                                              DIVISION
                                              ---------------------------------------
                                                  2006          2005          2004
                                              -----------   -----------   -----------


INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss).............   $   (41,737)  $   (69,686)  $   (56,588)
  Net realized gains (losses) on
     investments...........................     2,757,734     1,177,231       774,046
  Net unrealized appreciation
     (depreciation) on investments.........      (927,574)     (702,631)      599,751
                                              -----------   -----------   -----------
  Net increase (decrease) in net assets
     resulting from operations.............     1,788,423       404,914     1,317,209
                                              -----------   -----------   -----------
From capital transactions:
  Payments received from policy owners.....     1,145,392     1,241,227     1,277,357
  Transfers between divisions (including
     fixed account), net...................       153,347      (240,002)     (576,573)
  Transfers for contract benefits and
     terminations..........................    (1,181,499)     (486,580)     (257,734)
  Contract maintenance charges.............            --            --            --
                                              -----------   -----------   -----------
  Net increase (decrease) in net assets
     resulting from capital transactions...       117,240       514,645       443,050
                                              -----------   -----------   -----------
NET CHANGE IN NET ASSETS...................     1,905,663       919,559     1,760,259
NET ASSETS-BEGINNING OF PERIOD.............    11,129,744    10,210,185     8,449,926
                                              -----------   -----------   -----------
NET ASSETS-END OF PERIOD...................   $13,035,407   $11,129,744   $10,210,185
                                              ===========   ===========   ===========





   The accompanying notes are an integral part of these financial statements.

                RUSSELL 2000 INDEX                   HARRIS OAKMARK LARGE CAP VALUE           BLACKROCK LEGACY LARGE CAP GROWTH
                     DIVISION                                   DIVISION                                  DIVISION
      --------------------------------------    ---------------------------------------    --------------------------------------
         2006          2005          2004          2006          2005           2004          2006          2005          2004
      ----------    ----------    ----------    ----------    ----------    -----------    ----------    ----------    ----------




      $   12,918    $   10,878    $   (2,877)   $    9,565    $    5,566    $     8,712    $   (9,733)   $   (2,154)   $  (11,696)
         274,674       369,076       268,901       188,716       122,491        538,304        85,783        82,680         4,935
         389,864      (207,834)      221,267       495,868      (189,982)      (199,782)       16,557        76,807       181,202
      ----------    ----------    ----------    ----------    ----------    -----------    ----------    ----------    ----------
         677,456       172,120       487,291       694,149       (61,925)       347,234        92,607       157,333       174,441
      ----------    ----------    ----------    ----------    ----------    -----------    ----------    ----------    ----------

         645,241       634,540       632,146       512,958       624,164        619,998       476,899       508,916       600,433
          52,569      (638,332)      297,590       (36,702)      (86,448)    (1,290,069)        3,385      (316,082)     (357,290)
        (543,517)      (84,725)     (125,064)     (561,137)     (224,812)       (51,318)     (426,379)     (217,481)     (222,217)
              --            --            --            --            --             --            --            --            --
      ----------    ----------    ----------    ----------    ----------    -----------    ----------    ----------    ----------
         154,293       (88,517)      804,672       (84,881)      312,904       (721,389)       53,905       (24,647)       20,926
      ----------    ----------    ----------    ----------    ----------    -----------    ----------    ----------    ----------
         831,749        83,603     1,291,963       609,268       250,979       (374,155)      146,512       132,686       195,367
       3,675,841     3,592,238     2,300,275     3,974,600     3,723,621      4,097,776     2,466,243     2,333,557     2,138,190
      ----------    ----------    ----------    ----------    ----------    -----------    ----------    ----------    ----------
      $4,507,590    $3,675,841    $3,592,238    $4,583,868    $3,974,600    $ 3,723,621    $2,612,755    $2,466,243    $2,333,557
      ==========    ==========    ==========    ==========    ==========    ===========    ==========    ==========    ==========


            HARRIS OAKMARK FOCUSED VALUE
                      DIVISION
      ----------------------------------------
          2006          2005           2004
      -----------    ----------    -----------




      $   (17,831)   $  (34,338)   $   (31,073)
        1,013,378       743,956        722,690
         (246,155)     (142,831)      (134,412)
      -----------    ----------    -----------
          749,392       566,787        557,205
      -----------    ----------    -----------

          916,745       981,726      1,220,867
          (97,348)     (988,873)    (1,473,683)
       (1,138,235)     (688,316)      (353,071)
               --            --             --
      -----------    ----------    -----------
         (318,838)     (695,463)      (605,887)
      -----------    ----------    -----------
          430,554      (128,676)       (48,682)
        6,499,717     6,628,393      6,677,075
      -----------    ----------    -----------
      $ 6,930,271    $6,499,717    $ 6,628,393
      ===========    ==========    ===========


                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004



                                                         DAVIS VENTURE VALUE                      BLACKROCK MONEY MARKET
                                                               DIVISION                                  DIVISION
                                                -------------------------------------   -----------------------------------------
                                                    2006         2005         2004          2006          2005           2004
                                                -----------   ----------   ----------   -----------   ------------   ------------


INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)...............   $    40,476   $    7,240   $     (440)  $   699,297   $    467,720   $    107,069
  Net realized gains (losses) on
     investments.............................       743,693      223,191      110,849            --             --             --
  Net unrealized appreciation (depreciation)
     on investments..........................       298,057      241,761      226,205            --             --             --
                                                -----------   ----------   ----------   -----------   ------------   ------------
  Net increase (decrease) in net assets
     resulting from operations...............     1,082,226      472,192      336,614       699,297        467,720        107,069
                                                -----------   ----------   ----------   -----------   ------------   ------------
From capital transactions:
  Payments received from policy owners.......     1,006,574      795,681      683,636     4,146,633      5,879,443      8,270,118
  Transfers between divisions (including
     fixed account), net.....................     1,198,013    2,703,122      294,513    (2,185,822)   (12,159,994)   (14,009,718)
  Transfers for contract benefits and
     terminations............................    (1,144,862)    (319,322)    (155,934)   (2,779,672)    (2,403,801)    (2,552,988)
  Contract maintenance charges...............            --           --           --            --             --             --
                                                -----------   ----------   ----------   -----------   ------------   ------------
  Net increase (decrease) in net assets
     resulting from capital transactions.....     1,059,725    3,179,481      822,215      (818,861)    (8,684,352)    (8,292,588)
                                                -----------   ----------   ----------   -----------   ------------   ------------
NET CHANGE IN NET ASSETS.....................     2,141,951    3,651,673    1,158,829      (119,564)    (8,216,632)    (8,185,519)
NET ASSETS-BEGINNING OF PERIOD...............     7,095,015    3,443,342    2,284,513    17,132,921     25,349,553     33,535,072
                                                -----------   ----------   ----------   -----------   ------------   ------------
NET ASSETS-END OF PERIOD.....................   $ 9,236,966   $7,095,015   $3,443,342   $17,013,357   $ 17,132,921   $ 25,349,553
                                                ===========   ==========   ==========   ===========   ============   ============


                                                        BLACKROCK BOND INCOME
                                                              DIVISION
                                                ------------------------------------
                                                   2006         2005         2004
                                                ----------   ----------   ----------


INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)...............   $  115,279   $   70,789   $   50,238
  Net realized gains (losses) on
     investments.............................      (23,374)      (8,056)      29,901
  Net unrealized appreciation (depreciation)
     on investments..........................       (2,113)     (21,556)       5,361
                                                ----------   ----------   ----------
  Net increase (decrease) in net assets
     resulting from operations...............       89,792       41,177       85,500
                                                ----------   ----------   ----------
From capital transactions:
  Payments received from policy owners.......      310,348      348,562      332,776
  Transfers between divisions (including
     fixed account), net.....................      223,877       57,584      502,078
  Transfers for contract benefits and
     terminations............................     (428,629)     (73,467)     (45,042)
  Contract maintenance charges...............           --           --           --
                                                ----------   ----------   ----------
  Net increase (decrease) in net assets
     resulting from capital transactions.....      105,596      332,679      789,812
                                                ----------   ----------   ----------
NET CHANGE IN NET ASSETS.....................      195,388      373,856      875,312
NET ASSETS-BEGINNING OF PERIOD...............    2,254,512    1,880,656    1,005,344
                                                ----------   ----------   ----------
NET ASSETS-END OF PERIOD.....................   $2,449,900   $2,254,512   $1,880,656
                                                ==========   ==========   ==========




-------
(a) For the period May 3, 2004 to December 31, 2004
(b) For the period May 1, 2005 to December 31, 2005

   The accompanying notes are an integral part of these financial statements.

                                                                                             WESTERN ASSET MANAGEMENT U.S.
             BLACKROCK AGGRESSIVE GROWTH                     MFS TOTAL RETURN                         GOVERNMENT
                      DIVISION                                   DIVISION                              DIVISION
      ----------------------------------------    --------------------------------------    ------------------------------
         2006           2005           2004          2006          2005          2004         2006        2005     2004(A)
      ----------    -----------    -----------    ----------    ----------    ----------    --------    -------    -------




      $  (38,434)   $   (41,673)   $   (41,172)   $  139,453    $   49,580    $   75,180    $  5,421    $   624    $  (149)
         591,190        756,356        612,239       165,462       112,625      (120,916)       (756)     1,466         36
        (272,451)      (176,968)       100,578       200,714       (49,957)      440,355       2,043       (564)       836
      ----------    -----------    -----------    ----------    ----------    ----------    --------    -------    -------
         280,305        537,715        671,645       505,629       112,248       394,619       6,708      1,526        723
      ----------    -----------    -----------    ----------    ----------    ----------    --------    -------    -------

         701,080        650,061        759,067       602,117       665,193       696,751      33,532     11,372         80
        (215,679)      (919,785)    (1,389,718)       22,105      (452,236)     (308,100)     82,348     18,048     66,787
        (948,723)      (996,149)      (374,227)     (664,100)     (193,170)     (206,451)    (17,471)      (157)        --
              --             --             --            --            --            --          --         --         --
      ----------    -----------    -----------    ----------    ----------    ----------    --------    -------    -------
        (463,322)    (1,265,873)    (1,004,878)      (39,878)       19,787       182,200      98,409     29,263     66,867
      ----------    -----------    -----------    ----------    ----------    ----------    --------    -------    -------
        (183,017)      (728,158)      (333,233)      465,751       132,035       576,819     105,117     30,789     67,590
       5,402,184      6,130,342      6,463,575     4,415,547     4,283,512     3,706,693      98,379     67,590         --
      ----------    -----------    -----------    ----------    ----------    ----------    --------    -------    -------
      $5,219,167    $ 5,402,184    $ 6,130,342    $4,881,298    $4,415,547    $4,283,512    $203,496    $98,379    $67,590
      ==========    ===========    ===========    ==========    ==========    ==========    ========    =======    =======


                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004



                                                                                                                      METLIFE
                                                                                                                     MODERATE
                                                                                                                        TO
                                                                                METLIFE                               AGGRES-
                                                            METLIFE         CONSERVATIVE TO                            SIVE
                                                          CONSERVATIVE          MODERATE         METLIFE MODERATE     ALLOCA-
                                                           ALLOCATION          ALLOCATION           ALLOCATION         TION
                                                            DIVISION            DIVISION             DIVISION        DIVISION
                                                       -----------------   -----------------   -------------------   --------
                                                         2006    2005(B)     2006    2005(B)     2006      2005(B)     2006
                                                       -------   -------   -------   -------   --------   --------   --------


INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)......................   $   301    $   29   $   135     $--     $  1,352   $     64   $  1,523
  Net realized gains (losses) on investments........       132        67       (39)     --        1,989         85      4,712
  Net unrealized appreciation (depreciation) on
     investments....................................       142        57         2       3       12,149        130     20,906
                                                       -------    ------   -------     ---     --------   --------   --------
  Net increase (decrease) in net assets resulting
     from operations................................       575       153        98       3       15,490        279     27,141
                                                       -------    ------   -------     ---     --------   --------   --------
From capital transactions:
  Payments received from policy owners..............     2,858        --     6,294      --       90,842     24,984    108,490
  Transfers between divisions (including fixed
     account), net..................................        29        --    (4,600)     83      117,851    (10,193)   218,383
  Transfers for contract benefits and terminations..    (2,622)    8,839    (1,404)     --      (56,585)        --    (77,374)
  Contract maintenance charges......................        --        --        --      --           --         --         --
                                                       -------    ------   -------     ---     --------   --------   --------
  Net increase (decrease) in net assets resulting
     from capital transactions......................       265     8,839       290      83      152,108     14,791    249,499
                                                       -------    ------   -------     ---     --------   --------   --------
NET CHANGE IN NET ASSETS............................       840     8,992       388      86      167,598     15,070    276,640
NET ASSETS-BEGINNING OF PERIOD......................     8,992        --        86      --       15,070         --     37,186
                                                       -------    ------   -------     ---     --------   --------   --------
NET ASSETS-END OF PERIOD............................   $ 9,832    $8,992   $   474     $86     $182,668   $ 15,070   $313,826
                                                       =======    ======   =======     ===     ========   ========   ========


                                                       METLIFE
                                                        MODER-
                                                        ATE TO
                                                       AGGRES-
                                                         SIVE
                                                       ALLOCA-
                                                         TION    METLIFE AGGRESSIVE
                                                        DIVI-        ALLOCATION
                                                         SION         DIVISION
                                                       -------   ------------------
                                                       2005(B)     2006     2005(B)
                                                       -------   --------   -------


INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)......................   $   146   $    149    $    8
  Net realized gains (losses) on investments........        31        811         5
  Net unrealized appreciation (depreciation) on
     investments....................................         1      3,243       (14)
                                                       -------   --------    ------
  Net increase (decrease) in net assets resulting
     from operations................................       178      4,203        (1)
                                                       -------   --------    ------
From capital transactions:
  Payments received from policy owners..............     1,758     37,133       600
  Transfers between divisions (including fixed
     account), net..................................    35,250     20,691     1,370
  Transfers for contract benefits and terminations..        --    (14,442)       --
  Contract maintenance charges......................        --         --        --
                                                       -------   --------    ------
  Net increase (decrease) in net assets resulting
     from capital transactions......................    37,008     43,382     1,970
                                                       -------   --------    ------
NET CHANGE IN NET ASSETS............................    37,186     47,585     1,969
NET ASSETS-BEGINNING OF PERIOD......................        --      1,969        --
                                                       -------   --------    ------
NET ASSETS-END OF PERIOD............................   $37,186   $ 49,554    $1,969
                                                       =======   ========    ======




-------
(a) For the period May 3, 2004 to December 31, 2004
(b) For the period May 1, 2005 to December 31, 2005

   The accompanying notes are an integral part of these financial statements.

         LEGG MASON AGGRESSIVE GROWTH             RCM GLOBAL TECHNOLOGY                     PIMCO TOTAL RETURN
                   DIVISION                              DIVISION                                DIVISION
      ----------------------------------    ---------------------------------    ----------------------------------------
         2006        2005         2004         2006        2005        2004          2006          2005           2004
      ---------    --------    ---------    ---------    --------    --------    -----------    ----------    -----------




      $  (5,888)   $ (1,827)   $  (1,759)   $  (1,705)   $ (1,865)   $ (1,617)   $   192,081    $  (24,045)   $   455,851
         37,708      24,336       13,147       48,944        (957)     32,631        (34,955)       36,530         57,707
       (119,887)     24,658       13,327      (22,876)     58,921     (44,155)       257,811       139,888       (138,195)
      ---------    --------    ---------    ---------    --------    --------    -----------    ----------    -----------
        (88,067)     47,167       24,715       24,363      56,099     (13,141)       414,937       152,373        375,363
      ---------    --------    ---------    ---------    --------    --------    -----------    ----------    -----------

        422,140      84,196       99,413       76,234      86,242      82,062        903,979       846,296        840,621
        157,167     (22,317)    (104,153)    (198,082)    113,820     (65,788)     2,227,410       (90,104)    (1,284,480)
        (85,616)    (50,190)      (8,072)     (80,298)    (56,206)     (9,841)      (992,906)     (267,856)      (126,273)
             --          --           --           --          --          --             --            --             --
      ---------    --------    ---------    ---------    --------    --------    -----------    ----------    -----------
        493,691      11,689      (12,812)    (202,146)    143,856       6,433      2,138,483       488,336       (570,132)
      ---------    --------    ---------    ---------    --------    --------    -----------    ----------    -----------
        405,624      58,856       11,903     (177,783)    199,955      (6,708)     2,553,420       640,709       (194,769)
        421,236     362,380      350,477      504,657     304,702     311,410      7,928,508     7,287,799      7,482,568
      ---------    --------    ---------    ---------    --------    --------    -----------    ----------    -----------
      $ 826,860    $421,236    $ 362,380    $ 326,874    $504,657    $304,702    $10,481,928    $7,928,508    $ 7,287,799
      =========    ========    =========    =========    ========    ========    ===========    ==========    ===========


           T. ROWE PRICE MID-CAP GROWTH
                     DIVISION
      --------------------------------------
         2006          2005          2004
      ----------    ----------    ----------




      $  (19,736)   $  (11,912)   $   (8,127)
         440,953       157,900        84,829
        (342,560)      116,218       159,685
      ----------    ----------    ----------
          78,657       262,206       236,387
      ----------    ----------    ----------

         644,275       286,454       205,028
         300,846       216,942       472,599
        (551,868)      (83,130)      (51,360)
              --            --            --
      ----------    ----------    ----------
         393,253       420,266       626,267
      ----------    ----------    ----------
         471,910       682,472       862,654
       2,445,959     1,763,487       900,833
      ----------    ----------    ----------
      $2,917,869    $2,445,959    $1,763,487
      ==========    ==========    ==========


                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004



                                                         MET/AIM SMALL CAP GROWTH               LAZARD MID-CAP
                                                                 DIVISION                          DIVISION
                                                    ---------------------------------   ------------------------------
                                                       2006        2005        2004       2006       2005       2004
                                                    ----------   --------   ---------   --------   --------   --------


INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)...................   $   (5,407)  $ (4,711)  $  (3,443)  $    516   $    (59)  $ (1,546)
  Net realized gains (losses) on investments.....      165,447     25,743      63,157     49,034     68,389     31,745
  Net unrealized appreciation (depreciation) on
     investments.................................      (32,890)    48,578     (18,780)    16,618    (41,895)    14,531
                                                    ----------   --------   ---------   --------   --------   --------
  Net increase (decrease) in net assets resulting
     from operations.............................      127,150     69,610      40,934     66,168     26,435     44,730
                                                    ----------   --------   ---------   --------   --------   --------
From capital transactions:
  Payments received from policy owners...........      103,435    111,968     193,150     81,406     73,308     51,803
  Transfers between divisions (including fixed
     account), net...............................      121,660    (17,500)   (163,969)   438,424    (36,935)    38,765
  Transfers for contract benefits and
     terminations................................     (130,793)   (11,900)    (11,911)   (73,565)   (38,210)   (75,805)
  Contract maintenance charges...................           --         --          --         --         --         --
                                                    ----------   --------   ---------   --------   --------   --------
  Net increase (decrease) in net assets resulting
     from capital transactions...................       94,302     82,568      17,270    446,265     (1,837)    14,763
                                                    ----------   --------   ---------   --------   --------   --------
NET CHANGE IN NET ASSETS.........................      221,452    152,178      58,204    512,433     24,598     59,493
NET ASSETS-BEGINNING OF PERIOD...................      964,744    812,566     754,362    368,754    344,156    284,663
                                                    ----------   --------   ---------   --------   --------   --------
NET ASSETS-END OF PERIOD.........................   $1,186,196   $964,744   $ 812,566   $881,187   $368,754   $344,156
                                                    ==========   ========   =========   ========   ========   ========


                                                         HARRIS OAKMARK INTERNATIONAL
                                                                   DIVISION
                                                    -------------------------------------
                                                        2006         2005         2004
                                                    -----------   ----------   ----------


INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)...................   $   122,562   $  (16,211)  $  (10,167)
  Net realized gains (losses) on investments.....       870,767      163,390      316,743
  Net unrealized appreciation (depreciation) on
     investments.................................     1,040,476      374,891       86,259
                                                    -----------   ----------   ----------
  Net increase (decrease) in net assets resulting
     from operations.............................     2,033,805      522,070      392,835
                                                    -----------   ----------   ----------
From capital transactions:
  Payments received from policy owners...........       809,498      454,356      284,988
  Transfers between divisions (including fixed
     account), net...............................     3,957,014    2,004,506     (146,252)
  Transfers for contract benefits and
     terminations................................    (1,219,349)    (165,264)     (16,245)
  Contract maintenance charges...................            --           --           --
                                                    -----------   ----------   ----------
  Net increase (decrease) in net assets resulting
     from capital transactions...................     3,547,163    2,293,598      122,491
                                                    -----------   ----------   ----------
NET CHANGE IN NET ASSETS.........................     5,580,968    2,815,668      515,326
NET ASSETS-BEGINNING OF PERIOD...................     5,217,697    2,402,029    1,886,703
                                                    -----------   ----------   ----------
NET ASSETS-END OF PERIOD.........................   $10,798,665   $5,217,697   $2,402,029
                                                    ===========   ==========   ==========




-------
(a) For the period May 3, 2004 to December 31, 2004
(b) For the period May 1, 2005 to December 31, 2005

   The accompanying notes are an integral part of these financial statements.

           LORD ABBETT GROWTH AND INCOME               LORD ABBETT MID-CAP VALUE                 MFS RESEARCH INTERNATIONAL
                     DIVISION                                   DIVISION                                  DIVISION
      --------------------------------------    ---------------------------------------    --------------------------------------
         2006          2005          2004           2006          2005          2004          2006          2005          2004
      ----------    ----------    ----------    -----------    ----------    ----------    ----------    ----------    ----------




      $   33,228    $   12,684    $   37,557    $     3,263    $   (6,454)   $   76,964    $   40,071    $   (1,539)   $     (745)
         308,381       122,103        50,316        780,435       341,833       984,697       581,566       295,091      (458,151)
          83,506       (59,691)      285,087       (380,064)       57,145       (61,754)      143,517       201,096       955,286
      ----------    ----------    ----------    -----------    ----------    ----------    ----------    ----------    ----------
         425,115        75,096       372,960        403,634       392,524       999,907       765,154       494,648       496,390
      ----------    ----------    ----------    -----------    ----------    ----------    ----------    ----------    ----------

         297,100       340,514       472,701        366,941       456,426       578,866       355,597       430,380       558,255
        (116,971)     (412,697)     (435,313)    (2,029,056)     (775,374)     (547,810)     (177,773)     (490,375)     (851,971)
        (553,305)     (374,639)     (311,052)      (863,098)     (327,891)     (114,575)     (907,135)     (486,835)     (244,411)
              --            --            --             --            --            --            --            --            --
      ----------    ----------    ----------    -----------    ----------    ----------    ----------    ----------    ----------
        (373,176)     (446,822)     (273,664)    (2,525,213)     (646,839)      (83,519)     (729,311)     (546,830)     (538,127)
      ----------    ----------    ----------    -----------    ----------    ----------    ----------    ----------    ----------
          51,939      (371,726)       99,296     (2,121,579)     (254,315)      916,388        35,843       (52,182)      (41,737)
       2,626,405     2,998,131     2,898,835      5,364,769     5,619,084     4,702,696     3,323,842     3,376,024     3,417,761
      ----------    ----------    ----------    -----------    ----------    ----------    ----------    ----------    ----------
      $2,678,344    $2,626,405    $2,998,131    $ 3,243,190    $5,364,769    $5,619,084    $3,359,685    $3,323,842    $3,376,024
      ==========    ==========    ==========    ===========    ==========    ==========    ==========    ==========    ==========


          NEUBERGER BERMAN REAL ESTATE
                    DIVISION
      ------------------------------------
         2006          2005        2004(A)
      ----------    ----------    --------




      $   13,993    $   (3,715)   $   (251)
         222,262        22,477       9,535
         348,153       157,099       9,595
      ----------    ----------    --------
         584,408       175,861      18,879
      ----------    ----------    --------

         249,019       147,589       4,751
         428,837     1,002,393     191,435
        (112,749)      (12,129)         --
              --            --          --
      ----------    ----------    --------
         565,107     1,137,853     196,186
      ----------    ----------    --------
       1,149,515     1,313,714     215,065
       1,528,779       215,065          --
      ----------    ----------    --------
      $2,678,294    $1,528,779    $215,065
      ==========    ==========    ========


                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                       STATEMENTS OF CHANGES IN NET ASSETS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004



                                                                                                  OPPENHEIMER        AMERICAN
                                                                                                    CAPITAL           FUNDS
                                                             LORD ABBETT BOND DEBENTURE           APPRECIATION        GROWTH
                                                                      DIVISION                      DIVISION         DIVISION
                                                       -------------------------------------   -----------------   -----------
                                                           2006         2005         2004        2006    2005(B)       2006
                                                       -----------   ----------   ----------   -------   -------   -----------


INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)......................   $   555,592   $  961,675   $  542,604   $     5     $ --    $    83,780
  Net realized gains (losses) on investments........           (41)    (968,045)    (340,889)       75        8      1,375,379
  Net unrealized appreciation (depreciation) on
     investments....................................       272,472      131,919      468,571        33       (2)       990,418
                                                       -----------   ----------   ----------   -------     ----    -----------
  Net increase (decrease) in net assets resulting
     from operations................................       828,023      125,549      670,286       113        6      2,449,577
                                                       -----------   ----------   ----------   -------     ----    -----------
From capital transactions:
  Payments received from policy owners..............       818,058      825,056      888,607     2,655      371      4,592,815
  Transfers between divisions (including fixed
     account), net..................................     1,510,157      423,189     (796,735)      983      234      4,101,580
  Transfers for contract benefits and terminations..      (959,646)    (713,999)    (343,183)   (2,792)      --     (3,703,911)
  Contract maintenance charges......................            --           --           --        --       --             --
                                                       -----------   ----------   ----------   -------     ----    -----------
  Net increase (decrease) in net assets resulting
     from capital transactions......................     1,368,569      534,246     (251,311)      846      605      4,990,484
                                                       -----------   ----------   ----------   -------     ----    -----------
NET CHANGE IN NET ASSETS............................     2,196,592      659,795      418,975       959      611      7,440,061
NET ASSETS-BEGINNING OF PERIOD......................     8,816,674    8,156,879    7,737,904       611       --     22,889,304
                                                       -----------   ----------   ----------   -------     ----    -----------
NET ASSETS-END OF PERIOD............................   $11,013,266   $8,816,674   $8,156,879   $ 1,570     $611    $30,329,365
                                                       ===========   ==========   ==========   =======     ====    ===========


                                                         AMERICAN FUNDS GROWTH
                                                                DIVISION
                                                       -------------------------
                                                           2005          2004
                                                       -----------   -----------


INCREASE (DECREASE) IN NET ASSETS
From operations:
  Net investment income (loss)......................   $    42,692   $   (47,573)
  Net realized gains (losses) on investments........       945,991       728,441
  Net unrealized appreciation (depreciation) on
     investments....................................     2,051,285     1,029,536
                                                       -----------   -----------
  Net increase (decrease) in net assets resulting
     from operations................................     3,039,968     1,710,404
                                                       -----------   -----------
From capital transactions:
  Payments received from policy owners..............     2,556,795     2,390,292
  Transfers between divisions (including fixed
     account), net..................................       963,342     3,123,453
  Transfers for contract benefits and terminations..      (817,766)     (375,368)
  Contract maintenance charges......................            --            --
                                                       -----------   -----------
  Net increase (decrease) in net assets resulting
     from capital transactions......................     2,702,371     5,138,377
                                                       -----------   -----------
NET CHANGE IN NET ASSETS............................     5,742,339     6,848,781
NET ASSETS-BEGINNING OF PERIOD......................    17,146,965    10,298,184
                                                       -----------   -----------
NET ASSETS-END OF PERIOD............................   $22,889,304   $17,146,965
                                                       ===========   ===========




-------
(a) For the period May 3, 2004 to December 31, 2004
(b) For the period May 1, 2005 to December 31, 2005


   The accompanying notes are an integral part of these financial statements.


                                                         AMERICAN FUNDS GLOBAL SMALL
             AMERICAN FUNDS GROWTH-INCOME                       CAPITALIZATION
                       DIVISION                                    DIVISION
      -----------------------------------------    ---------------------------------------
          2006           2005           2004           2006          2005          2004
      -----------    -----------    -----------    -----------    ----------    ----------




      $   173,395    $   116,900    $    55,765    $    (2,706)   $   21,968    $  (21,077)
          743,400      1,021,795        396,586      1,216,843       402,138       192,254
        1,288,425       (305,127)       796,378         76,639       736,865       543,161
      -----------    -----------    -----------    -----------    ----------    ----------
        2,205,220        833,568      1,248,729      1,290,776     1,160,971       714,338
      -----------    -----------    -----------    -----------    ----------    ----------

        2,882,892      1,973,430      1,999,923        772,410       718,898       664,049
          778,038     (2,461,480)     5,752,288       (831,416)      (39,904)      908,923
       (2,004,296)      (953,173)    (1,017,684)    (1,048,085)     (181,414)     (160,727)
               --             --             --             --            --            --
      -----------    -----------    -----------    -----------    ----------    ----------
        1,656,634     (1,441,223)     6,734,527     (1,107,091)      497,580     1,412,245
      -----------    -----------    -----------    -----------    ----------    ----------
        3,861,854       (607,655)     7,983,256        183,685     1,658,551     2,126,583
       14,521,091     15,128,746      7,145,490      6,255,272     4,596,721     2,470,138
      -----------    -----------    -----------    -----------    ----------    ----------
      $18,382,945    $14,521,091    $15,128,746    $ 6,438,957    $6,255,272    $4,596,721
      ===========    ===========    ===========    ===========    ==========    ==========


                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2006

1. BUSINESS

General American Separate Account Eleven (the "Separate Account"), a Separate Account of General American Life Insurance Company ("General American"), was established by General American's Board of Directors on January 30, 1985 to support General American's operations with respect to certain variable life policies ("Policies"). General American is an indirect, wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Separate Account was registered as a unit investment trust on November 10, 1986 under the Investment Company Act of 1940, as amended, and exists in accordance with the regulations of the Missouri Insurance Department. The Separate Account supports variable life insurance Policies.

The Separate Account is divided into divisions ("Divisions"), each of which is treated as an individual separate account for financial reporting purposes. The divisions of the Separate Account invest in shares of the portfolios, series or funds (with the same name) of the Metropolitan Fund, American Fund, Fidelity Funds, Met Investors Fund, Van Eck Worldwide Fund, Russell Funds and J.P. Morgan Fund (collectively, the "Funds"). For convenience, the portfolios, series, and funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of General American. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from General American's other assets and liabilities. The portion of the Separate Account's assets applicable to the Policies is not chargeable with liabilities arising out of any other business General American may conduct.

The following Divisions were available for investment as of December 31, 2006:



VIP Equity-Income Division                       Davis Venture Value Division
VIP Growth Division                              BlackRock Money Market Division
VIP Overseas Division                            BlackRock Bond Income Division
VIP Mid Cap Division                             BlackRock Aggressive Growth Division
Van Eck Worldwide Hard Assets Division           MFS Total Return Division
Van Eck Worldwide Emerging Markets Division      Western Asset Management U.S. Government
                                                 Division
Russell Multi-Style Equity Division              MetLife Conservative Allocation Division
Russell Core Bond Division                       MetLife Conservative to Moderate Allocation
                                                 Division
Russell Aggressive Equity Division               MetLife Moderate Allocation Division
Russell Non-US Division                          MetLife Moderate to Aggressive Allocation
                                                 Division
J.P. Morgan Bond Division                        MetLife Aggressive Allocation Division
J.P. Morgan Small Company Division               Legg Mason Aggressive Growth Division
FI Mid Cap Opportunities Division                RCM Global Technology Division
T. Rowe Price Small Cap Growth Division          PIMCO Total Return Division
T. Rowe Price Large Cap Growth Division          T. Rowe Price Mid-Cap Growth Division
Neuberger Berman Mid Cap Value Division          Met/AIM Small Cap Growth Division
FI International Stock Division                  Lazard Mid-Cap Division
Morgan Stanley EAFE Index Division               Harris Oakmark International Division
MetLife Stock Index Division                     Lord Abbett Growth and Income Division
MetLife Mid Cap Stock Index Division             Lord Abbett Mid-Cap Value Division
BlackRock Large Cap Value Division               MFS Research International Division
BlackRock Diversified Division*                  Neuberger Berman Real Estate Division
Lehman Brothers Aggregate Bond Index Division    Lord Abbett Bond Debenture Division
BlackRock Strategic Value Division               Oppenheimer Capital Appreciation Division
Russell 2000 Index Division                      American Funds Growth Division
Harris Oakmark Large Cap Value Division          American Funds Growth-Income Division
BlackRock Legacy Large Cap Growth Division       American Funds Global Small Capitalization
                                                 Division
Harris Oakmark Focused Value Division


   * This investment Division within the Separate Account invests in two or more share classes within the underlying portfolios of the Funds that may assess 12b-1 fees.

                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)



1. BUSINESS--(CONTINUED)


The operations of the Divisions changed as follows during the years ended December 31, 2006 and 2005:

For the year ended December 31, 2006:

NAME CHANGES:


OLD NAME                                         NEW NAME
--------                                         --------


Salomon Brothers U.S. Government Division        Western Asset Management U.S. Government
                                                 Division


For the year ended December 31, 2005:

NAME CHANGES:


OLD NAME                                         NEW NAME
--------                                         --------


Met/AIM Mid Cap Core Equity Division             Lazard Mid-Cap Division
Neuberger Berman Partners Mid-Cap Value          Neuberger Berman Mid-Cap Value Division
  Division
State Street Research Aggressive Growth          BlackRock Aggressive Growth Division
  Division
State Street Research Aurora Division            BlackRock Strategic Value Division
State Street Research Bond Income Division       BlackRock Bond Income Division
State Street Research Diversified Division       BlackRock Diversified Division
State Street Research Large Cap Value Division   BlackRock Large Cap Value Division
State Street Research Large Cap Growth Division  BlackRock Legacy Large Cap Growth Division
State Street Research Money Market Division      BlackRock Money Market Division
PIMCO PEA Innovation Division                    RCM Global Technology Division


SUBSTITUTIONS:


OLD PORTFOLIO                                    NEW PORTFOLIO
-------------                                    -------------


VIP High Income Division                         Lord Abbett Bond Debenture Division




2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable life separate accounts registered as unit investment trusts.

   A. VALUATION OF INVESTMENTS

      Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the portfolios are valued at fair value. Money market portfolio investments are valued utilizing the pamortized cost method of valuation, which approximates fair value. Changes in fair values are recorded in the Statement of Operations.

   B. SECURITY TRANSACTIONS

      Purchases and sales are recorded on a trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

   C. FEDERAL INCOME TAXES

      The operations of the Separate Account are included in the Federal income tax return of General American, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, General American does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the Policies. Accordingly, no charge is being made currently to the Separate Account for Federal income taxes. General American will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributable to the Policies.

                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)



2. SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)


   D. NET PREMIUMS

      General American deducts a sales charge and a state premium tax charge from premiums before amounts are allocated to the Separate Account. In the case of certain Policies, General American deducts a Federal income tax charge before amounts are allocated to the Separate Account. The Federal tax charge is imposed in connection with certain Policies to recover a portion of the Federal income tax adjustment attributable to policy acquisition expenses.

   E. USE OF ESTIMATES

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

   F. PREMIUM PAYMENTS

      Premium payments received by General American are credited as accumulation units as of the end of the valuation period in which received.

   G. RECLASSIFICATION

      In prior year Statement of Operations, the Separate Account reported dividend income and realized gain distributions collectively as dividend income. The realized gain distributions have been reclassified and now appear as a separate line item in the Statement of Operations for all periods presented. In the prior year financial statements, the realized gain distributions were included in the calculations of the investment income ratios. These distributions were appropriately excluded from the current year calculations and prior year periods have been adjusted to conform to the current year presentation. These reclassifications had no effect on the net assets of the Divisions or unit values of the Policies.

      Certain amounts in the prior year financial statements have been reclassified to conform with the amounts in the current year financial statements.

3. EXPENSES AND RELATED PARTY TRANSACTIONS

Charges are deducted from premiums and paid to General American for providing the insurance benefits set forth in the Policies and any additional benefits added by rider, administering the Policies, reimbursement of expenses incurred in distributing the Policies, and assuming certain risks in connection with the Policies. Prior to the allocation of net premiums among General American's general account and the Divisions of the Separate Account, premium payments are reduced by premium expense charges, which consist of a sales charge and a charge for premium taxes. The premium payment, less the premium expense charge, equals the net premium.

A sales charge of 6% is deducted from each VUL-95 premium paid. A sales charge of 5% in years one through ten and 2.25% thereafter is deducted from each VGSP premium paid. A maximum sales charge of 5% in years one through ten and a maximum 2.25% thereafter based on initial deposit is deducted from each Russell VUL and Frank Russell premium paid. A sales charge equal to 15% up to the target premium and 5% on the excess in the first policy year is deducted from each VUL-2000 and JSVUL-2000 premium paid. The sales charge is 5% on all premiums in policy years two through ten, and 2% on all premiums in policy years eleven or later. This charge is deducted to partially reimburse General American for expenses incurred in distributing the Policy and any additional benefits provided by rider. A maximum sales charge of 5% is deducted from each VUL-2002 premium payment. No sales charge is deducted from VUL-100 and Destiny premiums.

Various state and political subdivisions impose a tax on premiums received by insurance companies. Premium taxes vary from state to state. A deduction of 2% of each VUL-95 premium, 2.5% of each VGSP premium, 2.10% of each VUL-100 premium, 2.5% of each Russell VUL, Frank Russell, and VUL-2002 premiums, up to 2.25% for each Destiny premium, and the actual tax rate for VUL-2000 and JSVUL-2000 is made from each premium payment for these taxes. In addition, a 1.25% deduction is taken from VUL-100 and VUL-2002 premiums and a 1.3% deduction is taken from VUL-2000 and JSVUL-2000 premiums to cover the company's Federal income tax costs attributable to the amount of premium received.

Charges are deducted monthly from the cash value of each Policy to compensate General American for (a) certain administrative costs; (b) insurance underwriting and acquisition expenses in connection with issuing a Policy; (c) the cost of insurance, and (d) the cost of optional benefits added by rider. These charges result in the redemption of units.

                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)



3. EXPENSES AND RELATED PARTY TRANSACTIONS--(CONTINUED)


General American has responsibility for the administration of the Policies and the Separate Account. As reimbursement for administrative expenses related to the maintenance of each Policy and the Separate Account, General American assesses a monthly administrative charge against each Policy. This charge is $10 per month for a standard policy and $12 per month for a pension policy during the first 12 policy months and $4 (standard) and $6 (pension) per month for all policy months beyond the 12th for VUL-95 contracts. The charge is $4 per month for VGSP, Russell VUL and Frank Russell contracts. The charge is $13 per month during the first twelve policy months and $6 per month thereafter for VUL-100 contracts. The charge is $25 per month in the first policy year and $6 per month in each subsequent policy year for VUL-2000 and JSVUL-2000 contracts. The company assesses an initial policy charge of $800 for Destiny premiums. The charge is $25 per month in the first policy year and $6 per month in each subsequent policy year for VUL-2002 contracts. This amount is deducted from the cash value as soon as the policy is issued and the initial premium is made. These maintenance charges result in a redemption of units.

An additional administrative charge is deducted from the policy cash value for VUL-95 as part of the monthly deduction during the first twelve policy months and for the first twelve policy months following an increase in the face amount. The charge is $0.08 per month for each $1,000 in policy coverage. For VUL-100, the charge during the first twelve policy months is $0.16 per month for each $1,000 in policy coverage, and in all policy years thereafter, the charge is $0.01 per month for each $1,000 in policy coverage. For VUL-2000, JSVUL-2000, and VUL-2002, there is a charge per $1,000 of the face amount, determined by age, sex, and smoker class, payable for ten years following the policy issue or an increase in the face amount. No charge is deducted from Russell VUL, Frank Russell, VGSP, and Destiny premiums. These administrative charges result in a redemption of units.

The cost of insurance is deducted on each monthly anniversary date for the following policy month. Because the cost of insurance depends upon a number of variables, the cost varies for each policy month. The cost of insurance is determined separately for the initial face amount and for any subsequent increases in face amount. General American determines the monthly cost of insurance charge by multiplying the applicable cost of insurance rate or rates by the net amount at risk for each policy month. An additional monthly deduction includes charges for any additional benefits provided by rider. These cost of insurance and rider charges result in the redemption of units.

During the first ten policy years for VUL-95, VGSP, Russell VUL, Frank Russell, Destiny and VUL-2002, and the first fifteen years for VUL-100, General American also assesses a charge upon surrender or lapse of a policy, a requested decrease in face amount, or a partial withdrawal that causes the face amount to decrease. The amount of the charge assessed depends on a number of factors, including whether the event is a full surrender or lapse or only a decrease in face amount, the amount of premiums received to date by General American, and the policy year in which the surrender or other event takes place. For VUL-2000 and JSVUL-2000, the charge is based on the annual target premium, rather than the premiums actually received by General American. These charges result in the redemption of units.

A daily charge is made for the mortality and expense risks assumed by General American. General American deducts a daily charge from the Separate Account at the rate of .002319% for VUL-95, .0019111% for VGSP, .002455% for VUL-100,
..001366% for Russell-VUL, .0015027% for VUL-2000 and JSVUL-2000, and .0019111%
for Frank Russell of the net assets of each division of the Separate Account, which equals an annual rate of .85% for VUL-95, .70% for VGSP, .90% for VUL-100, ..50% for Russell-VUL, .55% for VUL-2000 and JSVUL-2000, and .70% for Frank Russell.

A monthly charge is made at the policy level for the mortality and expense risks assumed by General American for the Destiny and VUL-2002 products. General American deducts a monthly charge at the rate of .0625% for Destiny and a maximum of .0583333% for VUL-2002 of the cash value of each policy within the Separate Account, which equals an annual rate of .75% for Destiny and a maximum of .70% for VUL-2002. The mortality risk assumed by General American is the risk that those insured may die sooner than anticipated and therefore, that General American will pay an aggregate amount of death benefits greater than anticipated. The expense risk assumed is that expenses incurred in issuing and administering the Policy will exceed the amounts realized from the administrative charges assessed against the Policy. Mortality and expense risk charges result in the reduction of unit values.

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from the sales of investments for the year ended December 31, 2006 were as follows:


                                                                       PURCHASES         SALES
                                                                     ------------     -----------


VIP Equity-Income Division........................................   $  9,336,979     $ 4,760,493
VIP Growth Division...............................................      1,168,565       5,010,158
VIP Overseas Division.............................................      1,672,078       2,901,303
VIP Mid Cap Division..............................................      3,092,809       4,592,620
Van Eck Worldwide Hard Assets Divison.............................      1,451,396       1,346,017
Van Eck Worldwide Emerging Markets Division.......................      1,439,073       1,191,987
Russell Multi-Style Equity Division...............................        287,653         807,172
Russell Core Bond Division........................................        315,586         196,885
Russell Aggressive Equity Division................................        529,309         299,707
Russell Non-US Divison............................................        222,878         354,285
J.P. Morgan Bond Division.........................................        472,668         554,802
J.P. Morgan Small Company Division................................      1,593,520       2,160,220
FI Mid Cap Opportunities Division.................................        952,315         436,644
T. Rowe Price Small Cap Growth Division...........................      1,272,274       1,434,536
T. Rowe Price Large Cap Growth Division...........................      1,164,956       2,499,263
Neuberger Berman Mid Cap Value Division...........................      1,232,537         923,467
FI International Stock Division...................................      1,865,817       1,630,775
Morgan Stanley EAFE Index Division................................      1,456,232       2,621,989
MetLife Stock Index Division......................................      7,517,371      12,309,634
MetLife Mid Cap Stock Index Division..............................        305,237         256,114
BlackRock Large Cap Value Division................................      2,349,356       2,234,083
BlackRock Diversified Division....................................        820,592       1,934,915
Lehman Brothers Aggregate Bond Index Division.....................      2,243,968       2,542,706
BlackRock Strategic Value Division................................      3,869,122       1,658,060
Russell 2000 Index Division.......................................        983,890         655,267
Harris Oakmark Large Cap Value Division...........................      1,363,113       1,586,280
BlackRock Legacy Large Cap Growth Division........................        320,330         275,825
Harris Oakmark Focused Value Division.............................      2,248,978       1,988,439
Davis Venture Value Division......................................      5,434,155       4,332,568
BlackRock Money Market Division...................................      5,289,316       5,403,805
BlackRock Bond Income Division....................................      1,117,865         894,318
BlackRock Aggressive Growth Division..............................      1,223,068       1,726,270
MFS Total Return Division.........................................        863,888         657,233
Western Asset Management U.S. Government Division.................        165,838          61,938
MetLife Conservative Allocation Division..........................          3,083           2,403
MetLife Conservative to Moderate Allocation Division..............         10,237           9,712
MetLife Moderate Allocation Division..............................        185,732          30,354
MetLife Moderate to Aggressive Allocation Division................        297,002          42,065
MetLife Aggressive Allocation Division............................         56,496          12,337
Legg Mason Aggressive Growth Division.............................      1,506,477         938,881
RCM Global Technology Division....................................        164,792         387,041
PIMCO Total Return Division.......................................      3,932,196       1,598,842
T. Rowe Price Mid-Cap Growth Division.............................      3,149,991       2,532,534
Met/AIM Small Cap Growth Division.................................        829,600         696,311
Lazard Mid-Cap Division...........................................        544,422          51,143
Harris Oakmark International Divison..............................      5,706,977       1,634,397
Lord Abbett Growth and Income Division............................        591,426         717,104
Lord Abbett Mid-Cap Value Division................................        555,650       2,778,592
MFS Research International Division...............................        826,896       1,282,414
Neuberger Berman Real Estate Division.............................      1,200,958         522,830
Lord Abbett Bond Debenture Division...............................      2,801,918         876,863
Oppenheimer Capital Appreciation Division.........................          5,931           4,770
American Funds Growth Division....................................      9,279,985       4,035,382
American Funds Growth-Income Division.............................      3,927,194       1,850,524
American Funds Global Small Capitalization Division...............      1,719,796       2,487,408
                                                                     ------------     -----------
  Total...........................................................   $102,939,491     $94,731,685
                                                                     ============     ===========


                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)

5. CHANGES IN OUTSTANDING UNITS

The changes in units outstanding for the years ended December 31, 2006, 2005 and 2004 were as follows:




                                              VIP           VIP         VIP        VIP     VAN ECK WORLDWIDE   VAN ECK WORLDWIDE
                                         EQUITY-INCOME     GROWTH    OVERSEAS    MID CAP      HARD ASSETS       EMERGING MARKETS
                                            DIVISION      DIVISION   DIVISION   DIVISION        DIVISION            DIVISION
                                         -------------   ---------   --------   --------   -----------------   -----------------


Outstanding at December 31, 2005......     1,222,942     1,958,718    739,654    604,861        118,357             122,268
Activity during 2006:
     Issued...........................       445,478       300,901    140,194    137,703         68,137              57,880
     Redeemed.........................      (324,840)     (509,512)  (208,015)  (270,928)       (71,900)            (65,723)
                                           ---------     ---------   --------   --------        -------             -------
Outstanding at December 31, 2006......     1,343,580     1,750,107    671,833    471,636        114,594             114,425
                                           =========     =========   ========   ========        =======             =======
Outstanding at December 31, 2004......     1,229,677     2,195,040    828,485    663,974         69,488              83,987
Activity during 2005:
     Issued...........................       275,066       376,946    145,414    240,066         92,683              84,795
     Redeemed.........................      (281,801)     (613,268)  (234,245)  (299,179)       (43,814)            (46,514)
                                           ---------     ---------   --------   --------        -------             -------
Outstanding at December 31, 2005......     1,222,942     1,958,718    739,654    604,861        118,357             122,268
                                           =========     =========   ========   ========        =======             =======
Outstanding at December 31, 2003......     1,287,334     2,372,685    854,881    490,805         57,580              81,692
Activity during 2004:
     Issued...........................       259,791       482,292    204,309    322,765         50,581              59,579
     Redeemed.........................      (317,448)     (659,937)  (230,705)  (149,596)       (38,673)            (57,284)
                                           ---------     ---------   --------   --------        -------             -------
Outstanding at December 31, 2004......     1,229,677     2,195,040    828,485    663,974         69,488              83,987
                                           =========     =========   ========   ========        =======             =======


                                               RUSSELL         RUSSELL
                                         MULTI-STYLE EQUITY   CORE BOND
                                              DIVISION         DIVISION
                                         ------------------   ---------


Outstanding at December 31, 2005......         410,599         127,263
Activity during 2006:
     Issued...........................          30,479          17,739
     Redeemed.........................         (66,767)        (14,460)
                                              --------         -------
Outstanding at December 31, 2006......         374,311         130,542
                                              ========         =======
Outstanding at December 31, 2004......         473,528         153,051
Activity during 2005:
     Issued...........................          34,355          16,030
     Redeemed.........................         (97,284)        (41,818)
                                              --------         -------
Outstanding at December 31, 2005......         410,599         127,263
                                              ========         =======
Outstanding at December 31, 2003......         536,328         186,408
Activity during 2004:
     Issued...........................         105,500          25,142
     Redeemed.........................        (168,300)        (58,499)
                                              --------         -------
Outstanding at December 31, 2004......         473,528         153,051
                                              ========         =======


        RUSSELL
      AGGRESSIVE RUSSELLJ.P. MORGAN J.P. MORGAN   FI MID CAP   T. ROWE PRICE   T. ROWE PRICE NEUBERGER BERMAN         FI
        EQUITY   NON-US     BOND   SMALL COMPANYOPPORTUNITIESSMALL CAP GROWTHLARGE CAP GROWTH  MID CAP VALUE INTERNATIONAL STOCK
       DIVISION DIVISION  DIVISION    DIVISION     DIVISION      DIVISION        DIVISION        DIVISION          DIVISION
      --------------------------------------------------------------------------------------------------------------------------


        154,299  156,749  275,424      386,091      484,150       619,816         466,875         193,015           249,702

         14,641    9,454   44,788      145,626      205,304       167,961          94,238          92,145           151,181
        (21,773) (22,913) (60,245)    (181,989)    (107,156)     (180,622)       (234,499)        (88,463)         (138,769)
        -------  -------  -------     --------     --------      --------        --------         -------          --------
        147,167  143,290  259,967      349,728      582,298       607,155         326,614         196,697           262,114
        =======  =======  =======     ========     ========      ========        ========         =======          ========
        175,705  178,514  130,618      391,632      583,280       625,307         497,847         149,047           190,766

         14,404    9,899  192,982      289,274       99,449       258,950         103,014         117,022           126,466
        (35,810) (31,664) (48,176)    (294,815)    (198,579)     (264,441)       (133,986)        (73,054)          (67,530)
        -------  -------  -------     --------     --------      --------        --------         -------          --------
        154,299  156,749  275,424      386,091      484,150       619,816         466,875         193,015           249,702
        =======  =======  =======     ========     ========      ========        ========         =======          ========
        189,819  215,765  123,078      251,683      647,063       693,690         579,476          96,783           175,973

         38,607   26,332   65,039      217,796      150,779       342,117         338,500         104,764            94,742
        (52,721) (63,583) (57,499)     (77,847)    (214,562)     (410,500)       (420,129)        (52,500)          (79,949)
        -------  -------  -------     --------     --------      --------        --------         -------          --------
        175,705  178,514  130,618      391,632      583,280       625,307         497,847         149,047           190,766
        =======  =======  =======     ========     ========      ========        ========         =======          ========


      MORGAN STANLEY
        EAFE INDEX
         DIVISION
      --------------


          536,803

           91,490
         (177,099)
         --------
          451,194
         ========
          511,333

          277,563
         (252,093)
         --------
          536,803
         ========
          445,795

          279,698
         (214,160)
         --------
          511,333
         ========


                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)




                                        METLIFE     METLIFE MID CAP      BLACKROCK       BLACKROCK       LEHMAN BROTHERS
                                      STOCK INDEX     STOCK INDEX     LARGE CAP VALUE   DIVERSIFIED   AGGREGATE BOND INDEX
                                        DIVISION        DIVISION          DIVISION        DIVISION          DIVISION
                                      -----------   ---------------   ---------------   -----------   --------------------


Outstanding at December 31, 2005...     4,641,378        52,235            316,595         510,436           774,171
Activity during 2006:
  Issued...........................       608,691        26,315            112,331          56,511           149,966
  Redeemed.........................    (1,084,780)      (18,995)          (112,711)       (101,883)         (195,352)
                                       ----------       -------           --------        --------          --------
Outstanding at December 31, 2006...     4,165,289        59,555            316,215         465,064           728,785
                                       ==========       =======           ========        ========          ========
Outstanding at December 31, 2004...     4,958,034        47,846            316,114         501,929           773,395
Activity during 2005:
  Issued...........................       807,909        25,757             93,393          76,872           202,434
  Redeemed.........................    (1,124,565)      (21,368)           (92,912)        (68,365)         (201,658)
                                       ----------       -------           --------        --------          --------
Outstanding at December 31, 2005...     4,641,378        52,235            316,595         510,436           774,171
                                       ==========       =======           ========        ========          ========
Outstanding at December 31, 2003...     4,946,613        22,410            324,396         548,998           811,587
Activity during 2004:
  Issued...........................     1,387,975        69,182            105,108          83,506           241,889
  Redeemed.........................    (1,376,554)      (43,746)          (113,390)       (130,575)         (280,081)
                                       ----------       -------           --------        --------          --------
Outstanding at December 31, 2004...     4,958,034        47,846            316,114         501,929           773,395
                                       ==========       =======           ========        ========          ========


                                         BLACKROCK        RUSSELL     HARRIS OAKMARK
                                      STRATEGIC VALUE   2000 INDEX   LARGE CAP VALUE
                                          DIVISION       DIVISION        DIVISION
                                      ---------------   ----------   ---------------


Outstanding at December 31, 2005...        575,468        274,071         351,694
Activity during 2006:
  Issued...........................        119,168         95,855          96,334
  Redeemed.........................       (109,935)       (83,839)       (103,001)
                                          --------       --------        --------
Outstanding at December 31, 2006...        584,701        286,087         345,027
                                          ========       ========        ========
Outstanding at December 31, 2004...        544,826        278,388         322,712
Activity during 2005:
  Issued...........................        165,637        113,081         139,196
  Redeemed.........................       (134,995)      (117,398)       (110,214)
                                          --------       --------        --------
Outstanding at December 31, 2005...        575,468        274,071         351,694
                                          ========       ========        ========
Outstanding at December 31, 2003...        518,555        209,637         392,322
Activity during 2004:
  Issued...........................        248,558        201,251         289,932
  Redeemed.........................       (222,287)      (132,500)       (359,542)
                                          --------       --------        --------
Outstanding at December 31, 2004...        544,826        278,388         322,712
                                          ========       ========        ========


      BLACKROCK      HARRIS                                                                                       METLIFE
        LEGACY       OAKMARK              BLACKROCK     BLACKROCK BLACKROCK          WESTERN ASSET    METLIFE  CONSERVATIVE
      LARGE CAP      FOCUSED    DAVIS       MONEY          BOND  AGGRESSIVEMFS TOTAL   MANAGEMENT  CONSERVATIVE TO MODERATE
        GROWTH        VALUE VENTURE VALUE  MARKET         INCOME   GROWTH    RETURN U.S. GOVERNMENT ALLOCATION  ALLOCATION
       DIVISION     DIVISION   DIVISION   DIVISION       DIVISION DIVISION  DIVISION    DIVISION     DIVISION    DIVISION
      ---------     -------------------------------     -------------------------------------------------------------------


        321,441      407,084    516,399   1,349,216       190,536  374,916  281,072         556          86           1

         79,119      106,557    402,562     569,864        70,128   95,853   65,379         924          26          60
        (73,032)    (124,828)  (322,661)   (630,376)      (61,322)(127,871) (63,612)       (378)        (24)        (57)
       --------     --------   --------  ----------      -------- --------  -------      ------         ---         ---
        327,528      388,813    596,300   1,288,704       199,342  342,898  282,839       1,102          88           4
       ========     ========   ========  ==========      ======== ========  =======      ======         ===         ===
        326,113      452,011    277,400   2,059,937       161,638  455,675  280,684         393          --          --

         84,753      173,821    347,650     853,612        88,755   90,094   69,993       2,265          89           1
        (89,425)    (218,748)  (108,651) (1,564,333)      (59,857)(170,853) (69,605)     (2,102)         (3)         --
       --------     --------   --------  ----------      -------- --------  -------      ------         ---         ---
        321,441      407,084    516,399   1,349,216       190,536  374,916  281,072         556          86           1
       ========     ========   ========  ==========      ======== ========  =======      ======         ===         ===
        327,120      493,898    205,707   2,759,691        89,894  562,001  267,110          --          --          --

        118,223      287,751    147,872   1,778,188       189,653  232,157   82,553         400          --          --
       (119,230)    (329,638)   (76,179) (2,477,942)     (117,909)(338,483) (68,979)         (7)         --          --
       --------     --------   --------  ----------      -------- --------  -------      ------         ---         ---
        326,113      452,011    277,400   2,059,937       161,638  455,675  280,684         393          --          --
       ========     ========   ========  ==========      ======== ========  =======      ======         ===         ===


                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)


                                                       METLIFE
                                           METLIFE   MODERATE TO    METLIFE   LEGG MASON                            T. ROWE PRICE
                                          MODERATE    AGGRESSIVE  AGGRESSIVE  AGGRESSIVE  RCM GLOBAL      PIMCO        MID-CAP
                                         ALLOCATION   ALLOCATION  ALLOCATION    GROWTH    TECHNOLOGY  TOTAL RETURN      GROWTH
                                          DIVISION     DIVISION    DIVISION    DIVISION    DIVISION     DIVISION       DIVISION
                                         ----------  -----------  ----------  ----------  ----------  ------------  -------------


Outstanding at December 31, 2005.......       139         335          17        47,764      77,982      665,767        191,552
Activity during 2006:
  Issued...............................     1,856       2,786         481       179,089      29,580      427,951        255,710
  Redeemed.............................      (496)       (652)       (119)     (130,153)    (62,345)    (249,222)      (232,471)
                                            -----       -----        ----      --------     -------     --------       --------
Outstanding at December 31, 2006.......     1,499       2,469         379        96,700      45,217      844,496        214,791
                                            =====       =====        ====      ========     =======     ========       ========
Outstanding at December 31, 2004.......        --          --          --        46,651      52,000      624,680        158,648
Activity during 2005:
  Issued...............................       258         349          18        19,411      57,405      335,305         84,521
  Redeemed.............................      (119)        (14)         (1)      (18,298)    (31,423)    (294,218)       (51,617)
                                            -----       -----        ----      --------     -------     --------       --------
Outstanding at December 31, 2005.......       139         335          17        47,764      77,982      665,767        191,552
                                            =====       =====        ====      ========     =======     ========       ========
Outstanding at December 31, 2003.......        --          --          --        48,911      51,401      671,765         95,295
Activity during 2004:
  Issued...............................        --          --          --        20,855      22,500      754,906        112,555
  Redeemed.............................        --          --          --       (23,115)    (21,901)    (801,991)       (49,202)
                                            -----       -----        ----      --------     -------     --------       --------
Outstanding at December 31, 2004               --          --          --        46,651      52,000      624,680        158,648
                                            =====       =====        ====      ========     =======     ========       ========


                                          MET/AIM
                                         SMALL CAP
                                           GROWTH
                                          DIVISION
                                         ---------


Outstanding at December 31, 2005.......     79,545
Activity during 2006:
  Issued...............................     25,725
  Redeemed.............................    (19,142)
                                          --------
Outstanding at December 31, 2006.......     86,128
                                          ========
Outstanding at December 31, 2004.......     72,410
Activity during 2005:
  Issued...............................     21,660
  Redeemed.............................    (14,525)
                                          --------
Outstanding at December 31, 2005.......     79,545
                                          ========
Outstanding at December 31, 2003.......     71,510
Activity during 2004:
  Issued...............................    116,984
  Redeemed.............................   (116,084)
                                          --------
Outstanding at December 31, 2004            72,410
                                          ========


                                                                                                                       AMERICAN
                  HARRIS                                      MFS                     LORD ABBETT OPPENHEIMER AMERICAN  FUNDS
       LAZARD    OAKMARK      LORD ABBETT    LORD ABBETT    RESEARCH  NEUBERGER BERMAN    BOND      CAPITAL    FUNDS   GROWTH-
       MID-CAPINTERNATIONALGROWTH AND INCOMEMID-CAP VALUEINTERNATIONAL   REAL ESTATE   DEBENTURE APPRECIATION  GROWTH   INCOME
      DIVISION   DIVISION       DIVISION       DIVISION     DIVISION      DIVISION      DIVISION   DIVISION   DIVISION DIVISION
      -------------------------------------------------------------------------------------------------------------------------


        27,741    335,810       197,707         282,587      252,773       10,429         47,168        7    1,610,6261,161,565

        36,308    327,712        33,867          24,142       48,339       10,071         19,738       38      927,355  382,025
        (6,065)  (125,818)      (60,358)       (161,576)     (97,348)      (7,189)       (12,710)     (29)    (591,274)(261,034)
       -------   --------       -------        --------     --------       ------       --------      ---    ------------------
        57,984    537,704       171,216         145,153      203,764       13,311         54,196      (16)   1,946,7071,282,556
       =======   ========       =======        ========     ========       ======       ========      ===    ==================
        28,005    175,927       232,871         317,812      298,069        1,665        666,856       --    1,394,8081,270,481

        13,247    215,868        34,937          37,943       50,310       12,256        158,801        9    1,101,490  492,834
       (13,511)   (55,985)      (70,101)        (73,168)     (95,606)      (3,492)      (778,489)      (2)    (885,672)(601,750)
       -------   --------       -------        --------     --------       ------       --------      ---    ------------------
        27,741    335,810       197,707         282,587      252,773       10,429         47,168        7    1,610,6261,161,565
       =======   ========       =======        ========     ========       ======       ========      ===    ==================
        26,423    165,210       257,105         325,257      353,269           --        685,443       --      939,452  660,092

        17,738    221,820        43,621          54,055       69,093        1,728        186,582       --      874,073  922,948
       (16,156)  (211,103)      (67,855)        (61,500)    (124,293)         (63)      (205,169)      --     (418,717)(312,559)
       -------   --------       -------        --------     --------       ------       --------      ---    ------------------
        28,005    175,927       232,871         317,812      298,069        1,665        666,856       --    1,394,8081,270,481
       =======   ========       =======        ========     ========       ======       ========      ===    ==================


         AMERICAN
           FUNDS
       GLOBAL SMALL
      CAPITALIZATION
         DIVISION
      --------------


          354,785

          123,095
         (181,333)
         --------
          296,547
         ========
          325,647

          226,647
         (197,509)
         --------
          354,785
         ========
          210,796

          210,726
          (95,875)
         --------
          325,647
         ========


6.  UNIT VALUES

The following table is a summary of unit values and units outstanding for the Policies and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the years ended December 31, 2006, 2005, 2004, 2003 and 2002 or lesser time period, if applicable.



                                                  VIP                     VIP                     VIP                    VIP
                                             EQUITY-INCOME              GROWTH                 OVERSEAS                MID CAP
                                               DIVISION                DIVISION                DIVISION                DIVISION
                                          ------------------      ------------------      ------------------      -----------------


2006
Units...................................           1,343,580               1,750,107                 671,833                471,636
Unit Fair Value, Lowest to Highest(1)...  $  15.16 to $39.39      $   9.60 to $30.45      $  14.52 to $30.02      $ 21.91 to $23.25
Net Assets..............................  $       32,665,948      $       34,760,010      $       15,338,500      $      10,561,321
Investment Income Ratio to Net
  Assets(2).............................                3.36%                   0.39%                   0.86%                  0.36%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3)..........       0.00% to 0.90%          0.00% to 0.90%          0.00% to 0.90%         0.00% to 0.90%
Total Return, Lowest to Highest(4)......     19.12% to 20.19%          5.90% to 6.85%        17.03% to 18.08%       11.70% to 12.70%
2005
Units...................................           1,222,942               1,958,718                 739,654                604,861
Unit Fair Value, Lowest to Highest(1)...  $  12.61 to $33.00      $   8.99 to $28.74      $  12.30 to $25.64      $ 19.61 to $20.63
Net Assets..............................  $       27,268,049      $       36,375,821      $       14,314,443      $      12,109,098
Investment Income Ratio to Net
  Assets(2).............................                1.56%                   0.49%                   0.64%                  0.00%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3)..........       0.00% to 0.90%          0.00% to 0.90%          0.00% to 0.90%         0.00% to 0.90%
Total Return, Lowest to Highest(4)......       4.92% to 5.87%          4.86% to 5.80%        17.99% to 19.05%       17.25% to 18.30%
2004
Units...................................           1,229,677               2,195,040                 828,485                663,974
Unit Fair Value, Lowest to Highest(1)...  $  11.91 to $31.39      $   8.49 to $27.40      $  10.33 to $21.72      $ 16.73 to $17.44
Net Assets..............................  $       26,890,066      $       39,046,671      $       13,720,946      $      11,314,658
Investment Income Ratio to Net
  Assets(2).............................                1.54%                   0.26%                   1.07%                  0.00%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3)..........       0.00% to 0.90%          0.00% to 0.90%          0.00% to 0.90%         0.00% to 0.90%
Total Return, Lowest to Highest(4)......     10.53% to 11.53%          2.45% to 3.38%        12.62% to 13.64%       23.80% to 24.92%
2003
Units...................................           1,287,334               2,372,685                 854,881                490,805
Unit Fair Value, Lowest to Highest(1)...  $  10.68 to $28.34      $   8.22 to $26.73      $   9.09 to $19.28      $ 13.51 to $13.96
Net Assets..............................  $       25,786,854      $       41,478,246      $       12,743,753      $       6,697,365
Investment Income Ratio to Net
  Assets(2).............................                1.71%                   0.27%                   0.72%                  0.38%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3)..........       0.00% to 0.90%          0.00% to 0.90%          0.00% to 0.90%         0.00% to 0.90%
Total Return, Lowest to Highest(4)......     29.19% to 30.41%        31.63% to 32.94%        42.14% to 43.44%       37.41% to 38.65%
2002
Units...................................           1,254,764               2,563,119                 836,565                463,813
Unit Fair Value, Lowest to Highest(1)...  $   8.19 to $21.90      $   6.18 to $20.29      $   6.34 to $13.56      $  9.83 to $10.07
Net Assets..............................  $           20,551      $       34,811,290      $            9,000      $           4,596
Investment Income Ratio to Net
  Assets(2).............................                1.72%                   0.25%                   0.79%                  0.63%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3)..........       0.00% to 0.90%          0.00% to 0.90%          0.00% to 0.90%         0.00% to 0.90%
Total Return, Lowest to Highest(4)......   -17.69% to -16.95%      -30.73% to -30.10%      -20.99% to -20.28%      -10.63% to -9.82%

                                          VAN ECK WORLDWIDE
                                             HARD ASSETS
                                               DIVISION
                                          -----------------


2006
Units...................................            114,594
Unit Fair Value, Lowest to Highest(1)...   $28.77 to $39.04
Net Assets..............................   $      3,787,808
Investment Income Ratio to Net
  Assets(2).............................               0.06%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3)..........      0.00% to 0.90%
Total Return, Lowest to Highest(4)......    23.38% to 24.49%
2005
Units...................................            118,357
Unit Fair Value, Lowest to Highest(1)...   $23.31 to $31.53
Net Assets..............................   $      3,143,532
Investment Income Ratio to Net
  Assets(2).............................               0.31%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3)..........      0.00% to 0.90%
Total Return, Lowest to Highest(4)......    50.32% to 51.67%
2004
Units...................................             69,488
Unit Fair Value, Lowest to Highest(1)...   $15.51 to $20.90
Net Assets..............................   $      1,236,441
Investment Income Ratio to Net
  Assets(2).............................               0.34%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3)..........      0.00% to 0.90%
Total Return, Lowest to Highest(4)......    22.87% to 23.98%
2003
Units...................................             57,580
Unit Fair Value, Lowest to Highest(1)...   $12.62 to $16.95
Net Assets..............................   $        802,863
Investment Income Ratio to Net
  Assets(2).............................               0.32%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3)..........      0.00% to 0.90%
Total Return, Lowest to Highest(4)......    43.76% to 45.06%
2002
Units...................................             42,029
Unit Fair Value, Lowest to Highest(1)...   $ 8.78 to $11.75
Net Assets..............................   $            400
Investment Income Ratio to Net
  Assets(2).............................               0.72%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3)..........      0.00% to 0.90%
Total Return, Lowest to Highest(4)......    -3.70% to -2.85%



-------
   (1) General American sells a number of variable life products, which have unique combinations of features and fees that are charged against the policy owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   (2) These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying portfolio in which the Divisions invest.

   (3) These amounts represent the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense risk charges and asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner cash value through the redemption of units and expenses of the underlying portfolio are excluded.

   (4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

      VAN ECK WORLDWIDE          RUSSELL              RUSSELL              RUSSELL               RUSSELL            J.P. MORGAN
       EMERGING MARKETS    MULTI-STYLE EQUITY        CORE BOND        AGGRESSIVE EQUITY          NON-US                BOND
           DIVISION             DIVISION             DIVISION             DIVISION              DIVISION             DIVISION
      -----------------    ------------------    ----------------    ------------------    ------------------    ----------------



                114,425               374,311             130,542               147,167               143,290             259,967
       $29.58 to $46.52    $  11.83 to $18.25    $14.58 to $16.85    $  14.34 to $22.05    $  16.15 to $19.01    $13.53 to $14.86
       $      4,103,949    $        5,922,016    $      2,050,826    $        2,921,227    $        2,675,610    $      3,654,218
                   0.61%                 0.96%               4.49%                 0.19%                 2.43%               3.94%
          0.00% to 0.90%        0.00% to 0.90%      0.00% to 0.90%        0.00% to 0.90%        0.00% to 0.90%      0.00% to 0.90%
        38.25% to 39.49%      11.74% to 12.19%      2.80% to 3.20%      13.77% to 14.22%      22.54% to 23.03%      3.21% to 4.14%

                122,268               410,599             127,263               154,299               156,749             275,424
       $21.40 to $33.53    $  10.59 to $16.27    $14.13 to $16.32    $  12.61 to $19.30    $  13.18 to $15.48    $13.11 to $14.27
       $      3,085,023    $        5,798,779    $      1,949,382    $        2,679,709    $        2,385,566    $      3,739,303
                   0.63%                 1.11%               3.77%                 0.17%                 1.56%               3.97%
          0.00% to 0.90%        0.00% to 0.90%      0.00% to 0.90%        0.00% to 0.90%        0.00% to 0.90%      0.00% to 0.90%
        30.82% to 32.00%        6.32% to 6.74%      1.11% to 1.65%        5.41% to 5.83%      12.68% to 13.12%      0.14% to 1.04%

                 83,987               473,528             153,051               175,705               178,514             130,618
       $16.36 to $25.54    $   9.96 to $15.06    $13.93 to $16.08    $  11.96 to $18.24    $  11.69 to $13.72    $13.09 to $14.12
       $      1,703,943    $        6,363,339    $      2,333,785    $        2,912,932    $        2,410,500    $      1,760,207
                   0.54%                 0.76%               2.59%                 0.16%                 1.87%               3.22%
          0.00% to 0.90%        0.00% to 0.90%      0.00% to 0.90%        0.00% to 0.90%        0.00% to 0.90%      0.00% to 0.90%
        24.77% to 25.89%        8.83% to 9.26%      3.73% to 4.14%      13.71% to 14.16%      17.24% to 17.71%      3.36% to 4.29%

                 81,692               536,328             186,408               189,819               215,765             123,078
       $13.11 to $20.40    $   9.15 to $13.95    $13.38 to $15.44    $  10.52 to $15.98    $   9.97 to $11.68    $12.66 to $13.54
       $      1,313,563    $        6,622,319    $      2,756,194    $        2,735,905    $        2,479,537    $      1,596,525
                   0.08%                 0.71%               3.50%                 0.10%                 2.64%               3.43%
          0.00% to 0.90%        0.00% to 0.90%      0.00% to 0.90%        0.00% to 0.90%        0.00% to 0.90%      0.00% to 0.90%
        52.79% to 54.21%      27.79% to 28.19%      5.17% to 5.61%      44.29% to 44.86%      37.58% to 38.10%      2.78% to 3.68%

                 54,303               541,296             187,193               205,652               200,556             173,760
       $ 8.58 to $13.30    $   7.16 to $10.88    $12.68 to $14.62    $   7.29 to $11.03    $    7.25 to $8.47    $12.32 to $13.06
       $            579    $            5,233    $          2,650    $            2,038    $            1,669    $          2,186
                   0.20%                 0.60%               2.97%                 0.00%                 1.53%               0.63%
          0.00% to 0.90%        0.00% to 0.90%      0.00% to 0.90%        0.00% to 0.90%        0.00% to 0.90%      0.00% to 0.90%
        -3.77% to -2.90%    -23.88% to -23.57%      7.87% to 8.30%    -19.78% to -19.46%    -15.91% to -15.57%      7.83% to 8.80%

          J.P. MORGAN
         SMALL COMPANY
           DIVISION
      ------------------



                 349,728
      $  17.67 to $21.18
      $        6,992,621
                    0.00%
           0.00% to 0.90%
         13.98% to 15.01%

                 386,091
      $  15.50 to $18.52
      $        6,777,880
                    0.00%
           0.00% to 0.90%
           2.50% to 3.42%

                 391,632
      $  15.13 to $18.01
      $        6,740,607
                    0.00%
           0.00% to 0.90%
         26.03% to 27.17%

                 251,683
      $  12.00 to $14.24
      $        3,431,255
                    0.00%
           0.00% to 0.90%
         34.70% to 36.00%

                 268,612
      $   8.91 to $10.53
      $            2,698
                    0.19%
           0.00% to 0.90%
       -22.35% to -21.65%

                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)





                                             FI MID CAP          T. ROWE PRICE SMALL      T. ROWE PRICE LARGE
                                            OPPORTUNITIES             CAP GROWTH               CAP GROWTH
                                              DIVISION                 DIVISION                 DIVISION
                                         ------------------      -------------------      -------------------


2006
Units..................................             582,298                  607,155                  326,614
Unit Fair Value, Lowest to Highest(1)..  $   5.94 to $15.45       $  10.07 to $14.02       $  10.76 to $14.36
Net Assets.............................  $        3,608,317       $        6,315,510       $        3,749,592
Investment Income Ratio to Net
  Assets(2)............................                0.00%                    0.00%                    0.32%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%           0.00% to 0.90%           0.00% to 0.90%
Total Return, Lowest to Highest(4).....     10.86% to 11.85%           2.97% to 3.90%         12.23% to 13.24%
2005
Units..................................             484,150                  619,816                  466,875
Unit Fair Value, Lowest to Highest(1)..  $   5.35 to $13.81       $   9.78 to $13.50       $   9.59 to $12.68
Net Assets.............................  $        2,682,912       $        6,234,867       $        4,624,866
Investment Income Ratio to Net
  Assets(2)............................                0.00%                    0.00%                    0.57%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%           0.00% to 0.90%           0.00% to 0.90%
Total Return, Lowest to Highest(4).....       5.96% to 6.92%         10.02% to 11.01%           5.64% to 6.59%
2004
Units..................................             583,280                  625,307                  497,847
Unit Fair Value, Lowest to Highest(1)..  $   5.05 to $12.92       $   8.89 to $12.19       $   9.08 to $11.90
Net Assets.............................  $        3,027,168       $        5,676,086       $        4,607,558
Investment Income Ratio to Net
  Assets(2)............................                0.48%                    0.00%                    0.26%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%           0.00% to 0.90%           0.00% to 0.90%
Total Return, Lowest to Highest(4).....     16.15% to 17.19%         10.09% to 11.33%           8.94% to 9.93%
2003
Units..................................             647,063                  693,690                  579,476
Unit Fair Value, Lowest to Highest(1)..  $   4.35 to $11.02       $   8.07 to $10.95       $   8.33 to $10.82
Net Assets.............................  $        2,867,969       $        5,699,332       $        4,919,137
Investment Income Ratio to Net
  Assets(2)............................                0.00%                    0.00%                    0.12%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%           0.00% to 0.90%           0.00% to 0.90%
Total Return, Lowest to Highest(4).....     33.28% to 34.62%         39.66% to 40.92%         29.59% to 30.88%
2002
Units..................................             789,686                  310,114                  516,319
Unit Fair Value, Lowest to Highest(1)..  $    3.26 to $8.19       $    5.78 to $7.70       $    6.43 to $8.27
Net Assets.............................  $            2,599       $            1,810       $        3,354,606
Investment Income Ratio to Net
  Assets(2)............................                0.00%                    0.00%                    0.28%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%           0.00% to 0.90%           0.00% to 0.90%
Total Return, Lowest to Highest(4).....   -29.63% to -28.99%       -27.34% to -26.68%       -23.93% to -23.24%

                                          NEUBERGER BERMAN               FI
                                           MID CAP VALUE        INTERNATIONAL STOCK
                                              DIVISION                DIVISION
                                         -----------------      -------------------


2006
Units..................................            196,697                  262,114
Unit Fair Value, Lowest to Highest(1)..  $ 17.30 to $17.95       $  16.43 to $17.14
Net Assets.............................  $       3,447,554       $        4,374,725
Investment Income Ratio to Net
  Assets(2)............................               0.48%                    1.56%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........      0.00% to 0.90%           0.00% to 0.90%
Total Return, Lowest to Highest(4).....    10.46% to 11.45%         15.45% to 16.49%
2005
Units..................................            193,015                  249,702
Unit Fair Value, Lowest to Highest(1)..  $ 15.66 to $16.19       $  14.24 to $14.71
Net Assets.............................  $       3,053,375       $        3,597,553
Investment Income Ratio to Net
  Assets(2)............................               0.28%                    0.60%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........      0.00% to 0.90%           0.00% to 0.90%
Total Return, Lowest to Highest(4).....    11.27% to 12.27%         16.95% to 18.00%
2004
Units..................................            149,047                  190,766
Unit Fair Value, Lowest to Highest(1)..  $ 14.08 to $14.42       $  12.17 to $12.47
Net Assets.............................  $       2,114,547       $        2,340,910
Investment Income Ratio to Net
  Assets(2)............................               0.23%                    1.26%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........      0.00% to 0.90%           0.00% to 0.90%
Total Return, Lowest to Highest(4).....    21.81% to 22.91%         17.14% to 18.19%
2003
Units..................................             96,783                  175,973
Unit Fair Value, Lowest to Highest(1)..  $ 11.56 to $11.73       $  10.37 to $10.55
Net Assets.............................  $       1,123,704       $        1,836,930
Investment Income Ratio to Net
  Assets(2)............................               0.19%                    0.51%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........      0.00% to 0.90%           0.00% to 0.90%
Total Return, Lowest to Highest(4).....    35.32% to 36.56%         26.87% to 28.05%
2002
Units..................................             22,575                  110,505
Unit Fair Value, Lowest to Highest(1)..  $   8.54 to $8.59       $    8.10 to $8.24
Net Assets.............................  $             193       $              908
Investment Income Ratio to Net
  Assets(2)............................               0.00%                    0.00%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........      0.00% to 0.90%           0.00% to 0.90%
Total Return, Lowest to Highest(4).....   -10.44% to -9.63%       -18.23% to -17.49%



-------
   (1) General American sells a number of variable life products, which have unique combinations of features and fees that are charged against the policy owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   (2) These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying portfolio in which the Divisions invest.

   (3) These amounts represent the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense risk charges and asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner cash value through the redemption of units and expenses of the underlying portfolio are excluded.

   (4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

       MORGAN STANLEY          METLIFE         METLIFE MID CAP        BLACKROCK           BLACKROCK          LEHMAN BROTHERS
         EAFE INDEX          STOCK INDEX         STOCK INDEX       LARGE CAP VALUE       DIVERSIFIED      AGGREGATE BOND INDEX
          DIVISION            DIVISION            DIVISION            DIVISION            DIVISION              DIVISION
      ----------------    ----------------    ----------------    ----------------    ----------------    --------------------



               451,194           4,165,289              59,555             316,215             465,064               728,785
      $16.20 to $30.16    $12.28 to $54.97    $15.65 to $18.90    $15.19 to $53.16    $13.38 to $47.62      $12.39 to $31.98
      $      9,915,393    $     84,500,862    $      1,052,524    $      9,354,672    $     10,130,762      $     13,148,793
                  1.85%               1.98%               1.19%               1.27%               2.44%                 4.36%
         0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%        0.00% to 0.90%
       24.60% to 25.72%    14.43% to 15.46%     9.12% to 10.10%    18.26% to 19.32%     9.55% to 10.53%        3.07% to 4.12%

               536,803           4,641,378              52,235             316,595             510,436               774,171
      $12.88 to $24.19    $10.63 to $48.01    $14.22 to $17.17    $12.73 to $44.93    $12.13 to $43.45      $11.89 to $30.98
      $      9,143,290    $     81,846,886    $        838,330    $      8,414,323    $     10,487,287      $     13,494,810
                  1.68%               1.58%               0.73%               0.96%               1.58%                 3.98%
         0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%        0.00% to 0.90%
       12.24% to 13.24%      3.71% to 4.64%    11.28% to 39.67%      5.04% to 5.98%      2.13% to 3.05%        1.16% to 2.06%

               511,333           4,958,034              47,846             316,114             501,929               773,395
      $11.38 to $21.54    $10.16 to $46.27    $12.29 to $15.15    $12.01 to $42.75    $11.78 to $42.52      $11.65 to $30.61
      $      7,985,328    $     85,144,964    $        695,218    $      8,216,549    $     10,240,249      $     13,406,451
                  0.67%               0.85%               0.41%               0.00%               1.90%                 2.97%
         0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%        0.00% to 0.90%
       18.57% to 19.64%     9.55% to 10.53%    -6.72% to 16.05%    12.39% to 13.40%      7.54% to 8.51%        3.17% to 4.10%

               445,795           4,946,613              22,410             324,396             548,998               811,587
      $ 9.51 to $18.16    $ 9.19 to $42.22    $10.91 to $13.18    $10.59 to $38.02    $10.88 to $39.52      $11.20 to $29.65
      $      6,115,366    $     78,876,531    $        279,439    $      7,586,675    $     10,537,825      $     13,820,073
                  0.01%               0.01%               0.07%               1.38%               0.00%                 0.08%
         0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%        0.00% to 0.90%
       37.70% to 38.81%    22.02% to 28.22%    30.99% to 34.89%    30.41% to 35.65%    14.28% to 20.38%        1.15% to 3.66%

                   983              17,019               1,193                 956                 147                 2,710
      $           8.09    $           8.19    $           8.09    $           7.81    $           9.04      $          10.80
      $              8    $            139    $             10    $              7    $              1      $             29
                  0.00%               0.00%               0.00%               0.38%               0.00%                 0.00%
         0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%        0.00% to 0.90%
                -16.63%             -22.33%             -14.91%                 --              -13.93%                10.23%

          BLACKROCK
       STRATEGIC VALUE
          DIVISION
      ----------------



               584,701
      $15.37 to $23.31
      $     13,035,407
                  0.30%
         0.00% to 0.90%
       15.69% to 16.73%

               575,468
      $13.17 to $20.11
      $     11,129,744
                  0.00%
         0.00% to 0.90%
         3.23% to 4.15%

               544,826
      $12.65 to $19.44
      $     10,210,185
                  0.00%
         0.00% to 0.90%
       14.31% to 15.34%

               518,555
      $10.96 to $16.98
      $      8,449,926
                  0.00%
         0.00% to 0.90%
       48.96% to 50.18%

                   838
      $           7.30
      $              6
                  0.00%
         0.00% to 0.90%
                -21.32%

                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)





                                               RUSSELL           HARRIS OAKMARK LARGE       BLACKROCK LEGACY        HARRIS OAKMARK
                                             2000 INDEX                CAP VALUE            LARGE CAP GROWTH         FOCUSED VALUE
                                              DIVISION                 DIVISION                 DIVISION               DIVISION
                                         ------------------      --------------------      ------------------      ----------------


2006
Units..................................             286,087                  345,027                  327,528               388,813
Unit Fair Value, Lowest to Highest(1)..  $  15.41 to $16.60       $  13.08 to $13.64       $   7.47 to $12.30      $15.76 to $18.69
Net Assets.............................  $        4,507,590       $        4,583,868       $        2,612,755      $      6,930,271
Investment Income Ratio to Net
  Assets(2)............................                0.82%                    0.77%                    0.12%                 0.30%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%           0.00% to 0.90%           0.00% to 0.90%        0.00% to 0.90%
Total Return, Lowest to Highest(4).....     16.91% to 17.96%         17.06% to 18.11%           3.20% to 4.13%      11.45% to 12.45%
2005
Units..................................             274,071                  351,694                  321,441               407,084
Unit Fair Value, Lowest to Highest(1)..  $  13.18 to $14.07       $  11.18 to $11.55       $   7.24 to $11.81      $14.02 to $16.62
Net Assets.............................  $        3,675,841       $        3,974,600       $        2,466,243      $      6,499,717
Investment Income Ratio to Net
  Assets(2)............................                0.79%                    0.66%                    0.41%                 0.05%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%           0.00% to 0.90%           0.00% to 0.90%        0.00% to 0.90%
Total Return, Lowest to Highest(4).....       3.57% to 4.50%         -2.26% to -1.38%           6.05% to 7.00%       9.06% to 11.75%
2004
Units..................................             278,388                  322,712                  326,113               452,011
Unit Fair Value, Lowest to Highest(1)..  $  12.72 to $13.46       $  11.44 to $11.71       $   6.83 to $11.04      $12.74 to $15.11
Net Assets.............................  $        3,592,238       $        3,723,621       $        2,333,557      $      6,628,393
Investment Income Ratio to Net
  Assets(2)............................                0.43%                    0.64%                    0.00%                 0.05%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%           0.00% to 0.90%           0.00% to 0.90%        0.00% to 0.90%
Total Return, Lowest to Highest(4).....     16.71% to 17.77%         10.42% to 11.42%           7.84% to 8.81%        6.27% to 9.93%
2003
Units..................................             209,637                  392,322                  327,120               493,898
Unit Fair Value, Lowest to Highest(1)..  $  10.90 to $11.43       $  10.28 to $10.51       $   6.33 to $10.15      $11.59 to $13.75
Net Assets.............................  $        2,300,275       $        4,097,776       $        2,138,190      $      6,677,075
Investment Income Ratio to Net
  Assets(2)............................                0.19%                    0.00%                    0.05%                 0.12%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%           0.00% to 0.90%           0.00% to 0.90%        0.00% to 0.90%
Total Return, Lowest to Highest(4).....     44.77% to 46.02%         24.33% to 25.46%         33.83% to 35.17%      31.48% to 32.71%
2002
Units..................................              26,951                  209,797                  263,025               342,187
Unit Fair Value, Lowest to Highest(1)..  $    7.53 to $7.83       $    8.19 to $8.38       $    4.73 to $7.51      $ 8.74 to $10.36
Net Assets.............................  $              204       $            1,755       $            1,256      $          3,523
Investment Income Ratio to Net
  Assets(2)............................                0.00%                    0.32%                    0.00%                 0.16%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%           0.00% to 0.90%           0.00% to 0.90%        0.00% to 0.90%
Total Return, Lowest to Highest(4).....   -21.18% to -20.46%       -14.93% to -14.16%       -33.77% to -33.17%      -9.65% to -8.84%

                                                DAVIS
                                            VENTURE VALUE
                                              DIVISION
                                         ------------------


2006
Units..................................             596,300
Unit Fair Value, Lowest to Highest(1)..  $  15.28 to $15.94
Net Assets.............................  $        9,236,966
Investment Income Ratio to Net
  Assets(2)............................                0.93%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%
Total Return, Lowest to Highest(4).....     13.56% to 14.58%
2005
Units..................................             516,399
Unit Fair Value, Lowest to Highest(1)..  $  13.46 to $13.91
Net Assets.............................  $        7,095,015
Investment Income Ratio to Net
  Assets(2)............................                0.51%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%
Total Return, Lowest to Highest(4).....      9.32% to 10.30%
2004
Units..................................             277,400
Unit Fair Value, Lowest to Highest(1)..  $  12.31 to $12.61
Net Assets.............................  $        3,443,342
Investment Income Ratio to Net
  Assets(2)............................                0.54%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%
Total Return, Lowest to Highest(4).....     11.36% to 12.37%
2003
Units..................................             205,707
Unit Fair Value, Lowest to Highest(1)..  $  11.06 to $11.22
Net Assets.............................  $        2,284,513
Investment Income Ratio to Net
  Assets(2)............................                0.17%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%
Total Return, Lowest to Highest(4).....     29.71% to 30.94%
2002
Units..................................              51,734
Unit Fair Value, Lowest to Highest(1)..  $    8.50 to $8.57
Net Assets.............................  $              441
Investment Income Ratio to Net
  Assets(2)............................                0.01%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%
Total Return, Lowest to Highest(4).....   -17.12% to -16.37%



-------
   (1) General American sells a number of variable life products, which have unique combinations of features and fees that are charged against the policy owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   (2) These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying portfolio in which the Divisions invest.

   (3) These amounts represent the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense risk charges and asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner cash value through the redemption of units and expenses of the underlying portfolio are excluded.

   (4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

                                                                                                                       METLIFE
          BLACKROCK           BLACKROCK           BLACKROCK               MFS          WESTERN ASSET MANAGEMENT     CONSERVATIVE
        MONEY MARKET         BOND INCOME      AGGRESSIVE GROWTH      TOTAL RETURN           U.S. GOVERNMENT          ALLOCATION
          DIVISION            DIVISION             DIVISION            DIVISION                DIVISION               DIVISION
      ----------------    ----------------    -----------------    ----------------    ------------------------    --------------



             1,288,704             199,342              342,898             282,839                    1,102                   88
      $11.07 to $21.34    $12.08 to $12.59     $10.90 to $19.36    $14.21 to $22.22       $177.00 to $197.39       $       111.68
      $     17,013,357    $      2,449,900     $      5,219,167    $      4,881,298       $          203,496       $        9,832
                  4.69%               5.55%                0.00%               3.65%                    3.62%                3.54%
         0.00% to 0.90%      0.00% to 0.90%       0.00% to 0.90%      0.00% to 0.90%           0.00% to 0.90%       0.00% to 0.90%
         3.88% to 4.81%      3.48% to 4.41%       5.78% to 6.73%    11.21% to 12.21%           3.23% to 4.16%                7.25%

             1,349,216             190,536              374,916             281,072                      556                   86
      $10.56 to $20.54    $11.67 to $12.06     $10.21 to $18.27    $12.35 to $19.94       $171.45 to $189.50       $       104.13
      $     17,132,921    $      2,254,512     $      5,402,184    $      4,415,547       $           98,379       $        8,992
                  2.73%               3.89%                0.00%               1.83%                    1.54%                0.66%
         0.00% to 0.90%      0.00% to 0.90%       0.00% to 0.90%      0.00% to 0.90%           0.00% to 0.90%       0.00% to 0.90%
         1.98% to 2.89%      1.50% to 2.41%      9.72% to 10.70%      2.20% to 3.12%           0.82% to 1.72%                4.13%

             2,059,937             161,638              455,675             280,684                      393                   --
      $10.26 to $20.13    $11.50 to $11.78     $ 9.23 to $16.62    $11.98 to $19.48       $170.06 to $186.29       $           --
      $     25,349,553    $      1,880,656     $      6,130,342    $      4,283,512       $           67,590       $           --
                  0.90%               3.96%                0.00%               0.00%                    0.00%                  --
         0.00% to 0.90%      0.00% to 0.90%       0.00% to 0.90%      0.00% to 0.90%           0.00% to 0.90%                  --
         0.08% to 0.99%      3.50% to 4.43%     11.97% to 12.98%     9.95% to 10.94%           2.79% to 3.41%

             2,759,691              89,894              562,001             267,110                       --                   --
      $10.16 to $20.10    $11.11 to $11.28     $ 8.17 to $14.81    $10.79 to $17.68       $               --       $           --
      $     33,535,072    $      1,005,344     $      6,463,575    $      3,706,693       $               --       $           --
                  1.04%               3.95%                0.00%               3.26%                      --                   --
         0.00% to 0.90%      0.00% to 0.90%       0.00% to 0.90%      0.00% to 0.90%                      --                   --
         -.10% to 0.83%      4.89% to 5.87%     29.51% to 30.45%    16.90% to 18.00%                      --                   --

                13,852             125,980                   --             236,857                       --                   --
      $          10.08    $10.59 to $10.65     $             --    $ 9.15 to $15.09       $               --       $           --
      $            140    $          1,340     $             --    $          2,812       $               --       $           --
                 33.69%               0.00%                  --                3.93%                      --                   --
         0.00% to 0.90%      0.00% to 0.90%                  --       0.00% to 0.90%                      --                   --
                  1.41%      7.48% to 8.45%                  --     -9.54% to -8.73%                      --                   --

            METLIFE
        CONSERVATIVE TO
      MODERATE ALLOCATION
            DIVISION
      -------------------



                      4
         $       116.82
         $          474
                  12.28%
          0.00% to 0.90%
                   9.77%

                      1
         $       106.43
         $           86
                   0.77%
          0.00% to 0.90%
                   6.43%

                     --
         $           --
         $           --
                     --
                     --


                     --
         $           --
         $           --
                     --
                     --
                     --

                     --
         $           --
         $           --
                     --
                     --
                     --

                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--(CONTINUED)





                                                                     METLIFE
                                                 METLIFE            MODERATE             METLIFE
                                                MODERATE          TO AGGRESSIVE        AGGRESSIVE            LEGG MASON
                                               ALLOCATION          ALLOCATION          ALLOCATION         AGGRESSIVE GROWTH
                                                DIVISION            DIVISION            DIVISION              DIVISION
                                             --------------      --------------      --------------      ------------------


2006
Units......................................           1,499               2,469                 379                  96,700
Unit Fair Value, Lowest to Highest(1)......  $       121.90      $       127.08      $       130.83      $   8.17 to $12.15
Net Assets.................................  $      182,668      $      313,826      $       49,554      $          826,860
Investment Income Ratio to Net Assets(2)...            1.29%               0.90%               0.62%                   0.00%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).............   0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%          0.00% to 0.90%
Total Return, Lowest to Highest(4).........           12.18%              14.55%              16.07%        -2.47% to -1.60%
2005
Units......................................             139                 335                  17                  47,764
Unit Fair Value, Lowest to Highest(1)......  $       108.66      $       110.94      $       112.72      $   8.38 to $12.34
Net Assets.................................  $       15,070      $       37,186      $        1,969      $          421,236
Investment Income Ratio to Net Assets(2)...            0.84%               0.78%               0.73%                   0.00%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).............   0.00% to 0.90%      0.00% to 0.90%      0.00% to 0.90%          0.00% to 0.90%
Total Return, Lowest to Highest(4).........            8.66%              10.94%              12.72%        12.83% to 13.84%
2004
Units......................................              --                  --                  --                  46,651
Unit Fair Value, Lowest to Highest(1)......  $           --      $           --      $           --      $   7.43 to $10.84
Net Assets.................................  $           --      $           --      $           --      $          362,380
Investment Income Ratio to Net Assets(2)...              --                  --                  --                    0.00%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).............              --                  --                  --           0.00% to 0.90%
Total Return, Lowest to Highest(4)                                                                            7.85% to 8.82%
2003
Units......................................              --                  --                  --                  48,911
Unit Fair Value, Lowest to Highest(1)......  $           --      $           --      $           --      $    6.89 to $9.96
Net Assets.................................  $           --      $           --      $           --      $          350,477
Investment Income Ratio to Net Assets(2)...              --                  --                  --                    0.00%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).............              --                  --                  --           0.00% to 0.90%
Total Return, Lowest to Highest(4).........              --                  --                  --         28.75% to 29.93%
2002
Units......................................              --                  --                  --                  68,847
Unit Fair Value, Lowest to Highest(1)......  $           --      $           --      $           --      $    5.35 to $7.67
Net Assets.................................  $           --      $           --      $           --      $              375
Investment Income Ratio to Net Assets(2)...              --                  --                  --                    0.00%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).............              --                  --                  --           0.00% to 0.90%
Total Return, Lowest to Highest(4).........              --                  --                  --       -31.18% to -30.56%

                                                 RCM GLOBAL
                                                 TECHNOLOGY
                                                  DIVISION
                                             ------------------


2006
Units......................................              45,217
Unit Fair Value, Lowest to Highest(1)......  $   6.40 to $11.08
Net Assets.................................  $          326,874
Investment Income Ratio to Net Assets(2)...                0.00%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).............       0.00% to 0.90%
Total Return, Lowest to Highest(4).........       4.54% to 5.48%
2005
Units......................................              77,982
Unit Fair Value, Lowest to Highest(1)......  $   6.13 to $10.51
Net Assets.................................  $          504,657
Investment Income Ratio to Net Assets(2)...                0.00%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).............       0.00% to 0.90%
Total Return, Lowest to Highest(4).........     10.36% to 11.35%
2004
Units......................................              52,000
Unit Fair Value, Lowest to Highest(1)......  $    5.55 to $9.45
Net Assets.................................  $          304,702
Investment Income Ratio to Net Assets(2)...                0.00%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).............       0.00% to 0.90%
Total Return, Lowest to Highest(4)              -5.13% to -4.09%
2003
Units......................................              51,401
Unit Fair Value, Lowest to Highest(1)......  $    5.85 to $9.86
Net Assets.................................  $          311,410
Investment Income Ratio to Net Assets(2)...                0.00%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).............       0.00% to 0.90%
Total Return, Lowest to Highest(4).........     56.43% to 57.97%
2002
Units......................................              18,141
Unit Fair Value, Lowest to Highest(1)......  $    3.74 to $6.24
Net Assets.................................  $               70
Investment Income Ratio to Net Assets(2)...                0.00%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).............       0.00% to 0.90%
Total Return, Lowest to Highest(4).........   -51.01% to -50.57%



-------
   (1) General American sells a number of variable life products, which have unique combinations of features and fees that are charged against the policy owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   (2) These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying portfolio in which the Divisions invest.

   (3) These amounts represent the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense risk charges and asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner cash value through the redemption of units and expenses of the underlying portfolio are excluded.

   (4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.



            PIMCO         T. ROWE PRICE MID-CAP          MET/AIM                                 HARRIS OAKMARK
        TOTAL RETURN              GROWTH            SMALL CAP GROWTH       LAZARD MID-CAP         INTERNATIONAL
          DIVISION               DIVISION               DIVISION              DIVISION              DIVISION
      ----------------    ---------------------    ------------------    ------------------    ------------------



               844,496                 214,791                 86,128                57,984               537,704
      $12.14 to $12.66      $  13.23 to $14.48     $  13.47 to $14.47    $  14.87 to $15.51    $  19.71 to $20.55
      $     10,481,928      $        2,917,869     $        1,186,196    $          881,187    $       10,798,665
                  2.51%                   0.00%                  0.00%                 0.45%                 2.13%
         0.00% to 0.90%          0.00% to 0.90%         0.00% to 0.90%        0.00% to 0.90%        0.00% to 0.90%
         3.87% to 4.80%          5.62% to 6.56%       12.90% to 13.91%      13.85% to 14.87%      28.05% to 29.20%

               665,767                 191,552                 79,545                27,741               335,810
      $11.69 to $12.08      $  12.52 to $13.59     $  11.93 to $12.70    $  13.06 to $13.50    $  15.39 to $15.90
      $      7,928,508      $        2,445,959     $          964,744    $          368,754    $        5,217,697
                  0.06%                   0.00%                  0.00%                 0.36%                 0.15%
         0.00% to 0.90%          0.00% to 0.90%         0.00% to 0.90%        0.00% to 0.90%        0.00% to 0.90%
         1.55% to 2.46%        13.85% to 14.87%         7.62% to 8.59%        7.44% to 8.40%      13.46% to 14.48%

               624,680                 158,648                 72,410                28,005               175,927
      $11.51 to $11.79      $  11.00 to $11.83     $  11.08 to $11.69    $  12.16 to $12.45    $  13.56 to $13.89
      $      7,287,799      $        1,763,487     $          812,566    $          344,156    $        2,402,029
                  6.51%                   0.00%                  0.00%                 0.00%                 0.03%
         0.00% to 0.90%          0.00% to 0.90%         0.00% to 0.90%        0.00% to 0.90%        0.00% to 0.90%
         4.31% to 5.25%        17.10% to 18.15%         5.78% to 6.73%      13.57% to 14.60%      19.72% to 20.80%

               671,765                  95,295                 71,510                26,423               165,210
      $11.04 to $11.20      $   9.39 to $10.01     $  10.48 to $10.96    $  10.71 to $10.87    $  11.28 to $11.50
      $      7,482,568      $          900,833     $          754,362    $          284,663    $        1,886,703
                  2.55%                   0.00%                  0.00%                 0.11%                 1.69%
         0.00% to 0.90%          0.00% to 0.90%         0.00% to 0.90%        0.00% to 0.90%        0.00% to 0.90%
         3.62% to 4.50%        35.87% to 37.22%       37.88% to 39.04%      25.22% to 26.47%      34.19% to 35.31%

               208,023                   3,484                131,250                11,406                 7,920
      $10.65 to $10.72      $    6.91 to $7.30     $    7.60 to $7.88    $    8.49 to $8.60    $    8.34 to $8.50
      $          2,226      $               24     $            1,004    $               98    $               67
                  0.00%                   0.00%                  0.00%                 0.09%                 0.21%
         0.00% to 0.90%          0.00% to 0.90%         0.00% to 0.90%        0.00% to 0.90%        0.00% to 0.90%
         8.59% to 9.57%      -44.50% to -44.00%     -27.90% to -27.25%    -11.40% to -10.60%    -18.60% to -17.87%

          LORD ABBETT           LORD ABBETT
       GROWTH AND INCOME       MID-CAP VALUE
           DIVISION              DIVISION
      ------------------    ------------------



                 171,216               145,153
      $  12.43 to $16.09    $  19.19 to $23.17
      $        2,678,344    $        3,243,190
                    1.84%                 0.71%
           0.00% to 0.90%        0.00% to 0.90%
         16.98% to 18.03%      11.49% to 12.49%

                 197,707               282,587
      $  10.62 to $13.71    $  17.21 to $20.65
      $        2,626,405    $        5,364,769
                    1.02%                 0.56%
           0.00% to 0.90%        0.00% to 0.90%
           2.75% to 3.68%        7.32% to 8.28%

                 232,871               317,812
      $  10.34 to $13.29    $  16.04 to $19.18
      $        2,998,131    $        5,619,084
                    0.46%                 0.49%
           0.00% to 0.90%        0.00% to 0.90%
         12.93% to 13.95%      21.45% to 22.54%

                 257,105               325,257
      $   9.16 to $11.73    $  13.21 to $15.73
      $        2,898,835    $        4,702,696
                    1.33%                 1.10%
           0.00% to 0.90%        0.00% to 0.90%
         28.22% to 29.36%      27.85% to 28.93%

                 276,591               380,006
      $    7.14 to $9.12    $  10.33 to $12.27
      $            2,402    $            4,258
                    1.14%                 0.57%
           0.00% to 0.90%        0.00% to 0.90%
       -20.09% to -19.37%    -13.40% to -12.62%

                   GENERAL AMERICAN SEPARATE ACCOUNT ELEVEN OF
                     GENERAL AMERICAN LIFE INSURANCE COMPANY

                   NOTES TO FINANCIAL STATEMENTS--(CONCLUDED)






                                            MFS RESEARCH         NEUBERGER BERMAN REAL       LORD ABBETT BOND
                                            INTERNATIONAL                ESTATE                  DEBENTURE
                                              DIVISION                  DIVISION                 DIVISION
                                         ------------------      ---------------------      ------------------


2006
Units..................................             203,764                    13,311                   54,196
Unit Fair Value, Lowest to Highest(1)..  $  14.70 to $16.93        $198.46 to $203.25       $198.01 to $217.87
Net Assets.............................  $        3,359,685        $        2,678,294       $       11,013,266
Investment Income Ratio to Net
  Assets(2)............................                1.82%                     1.08%                    6.41%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%            0.00% to 0.90%           0.00% to 0.90%
Total Return, Lowest to Highest(4).....     25.78% to 26.91%          36.67% to 37.90%           8.38% to 9.35%
2005
Units..................................             252,773                    10,429                   47,167
Unit Fair Value, Lowest to Highest(1)..  $  11.68 to $13.41        $145.21 to $147.40       $182.69 to $199.23
Net Assets.............................  $        3,323,842        $        1,528,779       $        8,816,674
Investment Income Ratio to Net
  Assets(2)............................                0.52%                     0.00%                    4.67%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%            0.00% to 0.90%           0.00% to 0.90%
Total Return, Lowest to Highest(4).....     15.73% to 16.77%          12.60% to 13.61%           0.90% to 1.81%
2004
Units..................................             298,069                     1,665                  666,855
Unit Fair Value, Lowest to Highest(1)..  $  10.09 to $11.55        $128.97 to $129.74       $ 10.21 to $195.69
Net Assets.............................  $        3,376,024        $          215,065       $        8,156,879
Investment Income Ratio to Net
  Assets(2)............................                0.00%                     3.26%                    6.51%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%            0.00% to 0.90%           0.00% to 0.90%
Total Return, Lowest to Highest(4).....     16.23% to 17.28%          28.98% to 29.74%           6.99% to 9.61%
2003
Units..................................             353,269                        --                  685,443
Unit Fair Value, Lowest to Highest(1)..  $    8.69 to $9.90        $               --       $   9.32 to $13.10
Net Assets.............................  $        3,417,761        $               --       $        7,737,904
Investment Income Ratio to Net
  Assets(2)............................                0.71%                       --                     6.37%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%                       --            0.00% to 0.90%
Total Return, Lowest to Highest(4).....     23.37% to 24.47%                       --          26.11% to 27.33%
2002
Units..................................             387,122                        --                  582,884
Unit Fair Value, Lowest to Highest(1)..  $    7.04 to $7.99        $               --       $   7.32 to $10.11
Net Assets.............................  $            3,018        $               --       $            5,369
Investment Income Ratio to Net
  Assets(2)............................                0.78%                       --                    10.81%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........       0.00% to 0.90%                       --            0.00% to 0.90%
Total Return, Lowest to Highest(4).....   -21.08% to -20.37%                       --            2.52% to 3.44%

                                         OPPENHEIMER CAPITAL
                                             APPRECIATION           AMERICAN FUNDS
                                               DIVISION             GROWTH DIVISION
                                         -------------------      ------------------


2006
Units..................................                 16                 1,946,707
Unit Fair Value, Lowest to Highest(1)..     $       100.93        $  15.30 to $16.01
Net Assets.............................     $        1,570        $       30,329,365
Investment Income Ratio to Net
  Assets(2)............................               0.00%                     0.83%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........      0.00% to 0.90%            0.00% to 0.90%
Total Return, Lowest to Highest(4).....               7.81%           9.24% to 10.22%
2005
Units..................................                  7                 1,610,626
Unit Fair Value, Lowest to Highest(1)..     $        93.61        $  14.01 to $14.52
Net Assets.............................     $          611        $       22,889,304
Investment Income Ratio to Net
  Assets(2)............................               0.01%                     0.73%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........      0.00% to 0.90%            0.00% to 0.90%
Total Return, Lowest to Highest(4).....               9.86%          15.16% to 16.19%
2004
Units..................................                 --                 1,394,808
Unit Fair Value, Lowest to Highest(1)..     $           --        $  12.17 to $12.50
Net Assets.............................     $           --        $       17,146,965
Investment Income Ratio to Net
  Assets(2)............................                 --                      0.19%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........                 --             0.00% to 0.90%
Total Return, Lowest to Highest(4).....                              11.49% to 12.50%
2003
Units..................................                 --                   939,452
Unit Fair Value, Lowest to Highest(1)..     $           --        $  10.91 to $11.11
Net Assets.............................     $           --        $       10,298,184
Investment Income Ratio to Net
  Assets(2)............................                 --                      0.17%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........                 --             0.00% to 0.90%
Total Return, Lowest to Highest(4).....                 --           35.55% to 36.84%
2002
Units..................................                 --                   154,577
Unit Fair Value, Lowest to Highest(1)..     $           --        $    8.05 to $8.12
Net Assets.............................     $           --        $            1,246
Investment Income Ratio to Net
  Assets(2)............................                 --                      0.08%
Expenses as a Percent of Average Net
  Assets, Lowest to Highest(3).........                 --             0.00% to 0.90%
Total Return, Lowest to Highest(4).....                 --         -25.13% to -24.45%



-------
   (1) General American sells a number of variable life products, which have unique combinations of features and fees that are charged against the policy owner's cash value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

   (2) These amounts represent the dividends, excluding distributions of capital gains, received by the Division from the underlying portfolio, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that are assessed against policy owner accounts either through reductions in unit values or the redemption of units. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying portfolio in which the Divisions invest.

   (3) These amounts represent the annualized policy expenses of the Separate Account, consisting primarily of mortality and expense risk charges and asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to policy owner cash value through the redemption of units and expenses of the underlying portfolio are excluded.

   (4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

 CONSOLIDATED FINANCIAL STATEMENTS FOR THE YEARS ENDED DECEMBER 31, 2006, 2005
                                    AND 2004
                                      AND
            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of General American Life Insurance Company

     We have audited the accompanying consolidated balance sheets of General American Life Insurance Company and subsidiaries (the "Company") as of December 31, 2006 and 2005, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2006. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of General American Life Insurance Company and subsidiaries as of December 31, 2006 and 2005, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

     As discussed in Note 1, the Company changed its method of accounting for defined benefit pension and other postretirement plans and for certain non-traditional long duration contracts and separate accounts as required by accounting guidance which the Company adopted on December 31, 2006 and January 1, 2004, respectively.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
April 11, 2007

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                          CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005
                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               2006      2005
                                                              -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $15,282 and $14,089,
     respectively)..........................................  $16,134   $15,086
  Equity securities available-for-sale, at estimated fair
     value (cost: $205 and $199, respectively)..............      210       201
  Mortgage loans on real estate.............................      971       896
  Policy loans..............................................    2,664     2,645
  Real estate and real estate joint ventures
     held-for-investment....................................       56        54
  Other limited partnership interests.......................       20        27
  Short-term investments....................................      435       153
  Other invested assets.....................................    4,068     3,391
                                                              -------   -------
          Total investments.................................   24,558    22,453
Cash and cash equivalents...................................      357       268
Accrued investment income...................................      183       169
Premiums and other receivables..............................    3,256     2,762
Deferred policy acquisition costs and value of business
  acquired..................................................    3,388     3,139
Current income tax receivable...............................      168        --
Other assets................................................      339       332
Separate account assets.....................................    2,210     2,783
                                                              -------   -------
          Total assets......................................  $34,459   $31,906
                                                              =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits....................................  $10,291   $ 9,539
  Policyholder account balances.............................   10,398     9,880
  Other policyholder funds..................................    2,202     1,903
  Policyholder dividends payable............................      108       106
  Long-term debt............................................    1,258       501
  Junior subordinated debt securities.......................      399       399
  Shares subject to mandatory redemption....................      159       159
  Current income tax payable................................       --        11
  Deferred income tax liability.............................    1,022       696
  Payables for collateral under securities loaned and other
     transactions...........................................    1,642     1,383
  Other liabilities.........................................    1,736     1,683
  Separate account liabilities..............................    2,210     2,783
                                                              -------   -------
          Total liabilities.................................   31,425    29,043
                                                              -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 12)
STOCKHOLDER'S EQUITY:
Common stock, par value $1.00 per share; 5,000,000 shares
  authorized;
  3,000,000 shares issued and outstanding...................        3         3
Additional paid-in capital..................................    1,839     1,836
Retained earnings...........................................      775       556
Accumulated other comprehensive income......................      417       468
                                                              -------   -------
          Total stockholder's equity........................    3,034     2,863
                                                              -------   -------
          Total liabilities and stockholder's equity........  $34,459   $31,906
                                                              =======   =======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                       CONSOLIDATED STATEMENTS OF INCOME
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (IN MILLIONS)

                                                               2006     2005     2004
                                                              ------   ------   ------
REVENUES
Premiums....................................................  $4,647   $4,179   $3,713
Universal life and investment-type product policy fees......     226      149      293
Net investment income.......................................   1,302    1,171    1,131
Other revenues..............................................      67       57       43
Net investment gains (losses)...............................     (14)      57       74
                                                              ------   ------   ------
          Total revenues....................................   6,228    5,613    5,254
                                                              ------   ------   ------
EXPENSES
Policyholder benefits and claims............................   3,935    3,714    3,203
Interest credited to policyholder account balances..........     405      374      400
Policyholder dividends......................................     170      171      173
Other expenses..............................................   1,361    1,147    1,256
                                                              ------   ------   ------
          Total expenses....................................   5,871    5,406    5,032
                                                              ------   ------   ------
Income from continuing operations before provision for
  income tax................................................     357      207      222
Provision for income tax....................................     125       66       73
                                                              ------   ------   ------
Income from continuing operations...........................     232      141      149
Income from discontinued operations, net of income tax......      --       --        1
                                                              ------   ------   ------
Income before cumulative effect of a change in accounting,
  net of income tax.........................................     232      141      150
Cumulative effect of a change in accounting, net of income
  tax.......................................................      --       --       15
                                                              ------   ------   ------
Net income..................................................  $  232   $  141   $  165
                                                              ======   ======   ======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (IN MILLIONS)

                                                                          ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
                                                                         -----------------------------------------------
                                                                                               FOREIGN         DEFINED
                                                 ADDITIONAL              NET UNREALIZED       CURRENCY         BENEFIT
                            PREFERRED   COMMON    PAID-IN     RETAINED     INVESTMENT        TRANSLATION         PLAN
                              STOCK     STOCK     CAPITAL     EARNINGS   GAINS (LOSSES)      ADJUSTMENT       ADJUSTMENT   TOTAL
                            ---------   ------   ----------   --------   --------------      -----------      ----------   ------
Balance at January 1,
 2004.....................     $93        $3       $1,746       $309          $249               $24             $(5)      $2,419
Contribution of preferred
 stock by parent to
 subsidiary and retirement
 thereof..................     (93)                                                                                           (93)
Issuance of shares by
 subsidiary...............                              4                                                                       4
Capital contribution......                             93                                                                      93
Dividends on common
 stock....................                                       (40)                                                         (40)
Dividends on preferred
 stock....................                                        (6)                                                          (6)
Comprehensive income
 (loss):
 Net income...............                                       165                                                          165
 Other comprehensive
   income (loss):
   Unrealized investment
     gains (losses), net
     of related offsets
     and income tax.......                                                     107                                            107
   Foreign currency
     translation
     adjustments, net of
     income tax...........                                                                        14                           14
   Additional minimum
     pension liability
     adjustment, net of
     income tax...........                                                                                        (1)          (1)
                                                                                                                           ------
   Other comprehensive
     income (loss):.......                                                                                                    120
                                                                                                                           ------
 Comprehensive income
   (loss):................                                                                                                    285
                               ---        --       ------       ----          ----               ---             ---       ------
Balance at December 31,
 2004.....................      --         3        1,843        428           356                38              (6)       2,662
Sale of subsidiary........                              7                                                                       7
Equity transactions of
 majority owned
 subsidiary...............                            (14)                                                                    (14)
Dividends on common
 stock....................                                       (13)                                                         (13)
Comprehensive income
 (loss):
 Net income...............                                       141                                                          141
 Other comprehensive
   income (loss):
   Unrealized investment
     gains (losses), net
     of related offsets
     and income tax.......                                                      75                                             75
   Foreign currency
     translation
     adjustments, net of
     income tax...........                                                                         3                            3
   Additional minimum
     pension liability
     adjustment, net of
     income tax...........                                                                                         2            2
                                                                                                                           ------
   Other comprehensive
     income (loss):.......                                                                                                     80
                                                                                                                           ------
 Comprehensive income
   (loss):................                                                                                                    221
                               ---        --       ------       ----          ----               ---             ---       ------
Balance at December 31,
 2005.....................      --         3        1,836        556           431                41              (4)       2,863
Sale of subsidiary........                             (9)                                                                     (9)
Equity transactions of
 majority owned
 subsidiary...............                             12                                                                      12
Dividends on common
 stock....................                                       (13)                                                         (13)
Comprehensive income
 (loss):
 Net income...............                                       232                                                          232
 Other comprehensive
   income (loss):
   Unrealized investment
     gains (losses), net
     of related offsets
     and income tax.......                                                     (62)                                           (62)
   Foreign currency
     translation
     adjustments, net of
     income tax...........                                                                        11                           11
   Additional minimum
     pension liability
     adjustment, net of
     income tax...........                                                                                         1            1
                                                                                                                           ------
   Other comprehensive
     income (loss)........                                                                                                    (50)
                                                                                                                           ------
 Comprehensive income
   (loss):................                                                                                                    182
                                                                                                                           ------
 Adoption of SFAS 158, net
   of income tax..........                                                                                        (1)          (1)
                               ---        --       ------       ----          ----               ---             ---       ------
Balance at December 31,
 2006.....................     $--        $3       $1,839       $775          $369               $52             $(4)      $3,034
                               ===        ==       ======       ====          ====               ===             ===       ======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (IN MILLIONS)

                                                               2006      2005      2004
                                                              -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $   232   $   141   $   165
Adjustments to reconcile net income to net cash provided by
  operating activities:
     Depreciation and amortization expenses.................        8        12        14
     Amortization of premiums and accretion of discounts
       associated with investments, net.....................      (13)      (11)      (17)
     (Gains) losses from sales of investments and
       businesses, net......................................       14       (57)      (75)
     Interest credited to policyholder account balances.....      405       374       400
     Universal life and investment-type product policy
       fees.................................................     (226)     (149)     (293)
     Change in premiums and other receivables...............     (511)      (25)      151
     Change in deferred policy acquisition costs, net.......     (306)     (219)     (551)
     Change in insurance-related liabilities................      963       874       722
     Change in income tax receivable/payable................      194       (14)       90
     Change in other assets.................................       87       (93)       14
     Change in other liabilities............................       97        52       173
     Other, net.............................................      (24)       (2)      (16)
                                                              -------   -------   -------
Net cash provided by operating activities...................      920       883       777
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities..............................    4,623     5,353     5,411
     Equity securities......................................       68        --        16
     Mortgage loans on real estate..........................       87       194        90
     Real estate and real estate joint ventures.............       --         6        19
     Other limited partnership interests....................        5         2        --
  Purchases of:
     Fixed maturity securities..............................   (6,056)   (6,686)   (6,783)
     Equity securities......................................      (40)      (28)      (29)
     Mortgage loans on real estate..........................     (160)      (38)     (223)
     Real estate and real estate joint ventures.............       (3)       (1)       (2)
     Other limited partnership interests....................       --        --        (1)
  Net change in short-term investments......................     (282)      (67)        4
  Proceeds from sales of businesses, net of cash disposed of
     $5, $0 and $0, respectively............................       71        37        --
  Net change in other invested assets.......................     (705)     (521)     (572)
  Other, net................................................      (50)      (18)      (52)
                                                              -------   -------   -------
Net cash used in investing activities.......................  $(2,442)  $(1,767)  $(2,122)
                                                              -------   -------   -------

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

              FOR THE YEARS ENDED DECEMBER 31, 2006, 2005 AND 2004
                                 (IN MILLIONS)

                                                               2006     2005     2004
                                                              ------   ------   ------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits...............................................  $1,446   $1,424   $2,245
     Withdrawals............................................    (828)    (953)  (1,139)
  Net change in payables for collateral under securities
     loaned and other transactions..........................     259      (78)     282
  Long-term debt issued.....................................     850       --        8
  Long-term debt repaid.....................................    (100)      (3)      (4)
  Capital contribution to parent from sales of subsidiaries,
     net....................................................      --        7       --
  Junior subordinated debt securities issued................      --      397       --
  Dividends on preferred stock..............................      --       --       (6)
  Dividends on common stock.................................     (13)     (13)     (40)
  Debt issuance costs.......................................     (13)      (6)      --
  Other, net................................................      10        5        2
                                                              ------   ------   ------
Net cash provided by financing activities...................   1,611      780    1,348
                                                              ------   ------   ------
Change in cash and cash equivalents.........................      89     (104)       3
Cash and cash equivalents, beginning of year................     268      372      369
                                                              ------   ------   ------
CASH AND CASH EQUIVALENTS, END OF YEAR......................  $  357   $  268   $  372
                                                              ======   ======   ======
Supplemental disclosures of cash flow information:
  Net cash paid during the year for:
     Interest...............................................  $   73   $   48   $   49
                                                              ======   ======   ======
     Income tax.............................................  $   --   $  143   $   36
                                                              ======   ======   ======
  Non-cash transactions during the year:
     Business dispositions:
       Assets disposed......................................  $  321   $   40   $   --
       Less: liabilities disposed...........................     236        3       --
                                                              ------   ------   ------
       Net assets disposed..................................  $   85   $   37   $   --
       Less: cash disposed..................................       5       --       --
                                                              ------   ------   ------
       Business dispositions, net of cash disposed..........  $   80   $   37   $   --
                                                              ======   ======   ======
     Transfer from funds withheld at interest to fixed
      maturity securities...................................  $   --   $   --   $  606
                                                              ======   ======   ======
     Capital contribution from parent.......................  $   --   $   --   $   93
                                                              ======   ======   ======
     Return of capital to parent from sale of subsidiary....  $   (9)  $   --   $   --
                                                              ======   ======   ======

          See accompanying notes to consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION, AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

BUSINESS

     General American Life Insurance Company ("General American") and its subsidiaries (collectively the "Company"), is a wholly-owned subsidiary of GenAmerica Financial, LLC ("GenAmerica" or the "Holding Company"). General American is a Missouri corporation incorporated in 1933. In December 2004, GenAmerica Financial Corporation, the former parent of the Company, was merged into GenAmerica, a subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). Metropolitan Life is a wholly-owned subsidiary of MetLife, Inc. ("MetLife").

     The Company provides insurance and financial services to individual and institutional customers. The Company offers life insurance and annuities to individuals, group insurance and reinsurance. The Company distributes its products and services primarily through a nationwide network of general agencies and independent brokers. The Company is licensed to conduct business in forty-nine states, ten Canadian provinces, Puerto Rico, and the District of Columbia. Through its subsidiaries, the Company has operations in Europe, Pacific Rim countries, Latin America, Africa and Australia.

     On May 1, 2006, the Company sold its wholly-owned subsidiary, Paragon Life Insurance Company ("Paragon"), to its ultimate parent, MetLife. Immediately following the sale, Paragon merged with and into Metropolitan Life. Paragon is included in the accompanying consolidated financial statements until the date of its sale. See Note 16.

BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of General American and Reinsurance Group of America, Incorporated ("RGA"). Intercompany accounts and transactions have been eliminated.

     The Company owned approximately 53% of RGA in 2006 and 2005 and 52% in 2004. See Note 12.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures' and partnerships' operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Minority interest related to consolidated entities included in other liabilities was $1,347 million and $1,200 million at December 31, 2006 and 2005, respectively.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation. Such reclassifications primarily included $399 million relating to junior subordinated debt securities at both December 31, 2006 and 2005, previously included in long-term debt.

     Since the Company is a member of a controlled group of affiliated companies its results may not be indicative of those of a stand-alone entity.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

        (i) the fair value of investments in the absence of quoted market values;

       (ii) investment impairments;

      (iii) the recognition of income on certain investments;

       (iv) the application of the consolidation rules to certain investments;

        (v) the fair value of and accounting for derivatives;

       (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

      (vii) the measurement of goodwill and related impairment, if any;

     (viii) the liability for future policy benefits;

       (ix) accounting for income taxes and the valuation of deferred tax assets;

        (x) accounting for reinsurance transactions;

       (xi) accounting for employee benefit plans; and

      (xii) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

Investments

     The Company's investments are in fixed maturity and equity securities, mortgage loans on real estate, policy loans, real estate and real estate joint ventures, other limited partnerships, short-term investments and other invested assets. The accounting policies related to each are as follows:

     Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

     Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

     Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

     The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

     The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

     Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 2); (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and
(viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

     Securities Lending. Securities loaned transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% of the fair value of the securities loaned. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company's securities loaned transactions are with large brokerage firms. Income and expenses associated with securities loaned transactions are reported as investment income and investment expense, respectively, within net investment income.

     Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

     Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

     Real Estate. Real estate held-for-investment, including related improvements, is stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset (typically 20 to 55 years). Rental income is recognized on a straight-line basis over the term of the respective leases. The Company classifies a property as held-for-sale if it commits to a plan to sell a property within one year and actively markets the property in its current condition for a price that is reasonable in comparison to its fair value. The Company classifies the results of operations and the gain or loss on sale of a property that either has been disposed of or classified as held-for-sale as discontinued operations, if the ongoing operations of the property will be eliminated from the ongoing operations of the Company and if the Company will not have any significant continuing involvement in the operations of the property after the sale. Real estate held-for-sale is stated at the lower of depreciated cost or fair value less expected disposition costs. Real estate is not depreciated while it is classified as held-for-sale. The Company periodically reviews its properties held-for-investment for impairment and tests properties for recoverability whenever events or changes in circumstances indicate the carrying amount of the asset may not be recoverable and the carrying value of the property exceeds its fair value. Properties whose carrying values are greater than their undiscounted cash flows are written down to their fair value with the impairment loss included in net investment gains (losses). Impairment losses are based upon the estimated fair value of real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Real estate acquired upon foreclosure of commercial and agricultural mortgage loans is recorded at the lower of estimated fair value or the carrying value of the mortgage loan at the date of foreclosure.

     Real Estate Joint Ventures and Other Limited Partnership Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments it follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

     Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

     Other Invested Assets. Other invested assets consist principally of funds withheld at interest.

     Funds withheld represent amounts contractually withheld by ceding companies in accordance with reinsurance agreements. For agreements written on a modified coinsurance basis and certain agreements written on a coinsurance basis, assets supporting the reinsured policies, and equal to the net statutory reserves, are withheld and

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES continue to be legally owned by the ceding companies. The Company records a funds withheld receivable rather than the underlying investments. The Company recognizes interest on funds withheld at rates defined by the treaty terms which may be contractually specified or directly related to the investment portfolio and records it in net investment income.

     Other invested assets also include stand-alone derivatives with positive fair values and the fair value of embedded derivatives related to funds withheld and modified coinsurance contracts.

     Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments, and the determination of fair values.

     The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

     The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

     Additionally, when the Company enters into certain structured investment transactions, real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities--An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

     The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange-traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards and futures, to manage the risk associated

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES with variability in cash flows or changes in fair values related to the Company's financial instruments. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. To a lesser extent, the Company may use credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in net investment gains (losses), in policyholder benefits and claims for economic hedges of liabilities embedded in certain variable annuity products offered by the Company or in net investment income for economic hedges of equity method investments in joint ventures. The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholder's equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     In a hedge of a net investment in a foreign operation, changes in the fair value of the hedging derivative that are measured as effective are reported within other comprehensive income (loss) consistent with the translation adjustment for the hedged net investment in the foreign operation. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses).

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

Property, Equipment, Leasehold Improvements and Computer Software

     Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using either the straight-line or sum-of-the-years-digits method over the estimated useful lives of the assets, as appropriate. The estimated life for company occupied real estate property is generally 40 years. Estimated lives generally range from five to ten years for leasehold improvements and three to seven years for all other property and equipment. The cost basis of the property, equipment and leasehold improvements was $105 million and $99 million at December 31, 2006 and 2005, respectively. Accumulated depreciation and amortization of property, equipment and leasehold improvements was $71 million and $65 million at December 31, 2006 and 2005, respectively. Related depreciation and amortization expense was $7 million, $7 million and $6 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. The cost basis of computer software was $56 million and $57 million at December 31, 2006 and 2005, respectively. Accumulated amortization of capitalized software was $30 million at both December 31, 2006 and 2005. Related amortization expense was $6 million, $11 million and $8 million for the years ended December 31, 2006, 2005 and 2004, respectively.

Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums, gross margins or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating and non-dividend-paying traditional contracts (term insurance, non-participating whole life insurance, non-medical health insurance, and traditional

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES group life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, morbidity, persistency, and investment returns at policy issuance, or policy acquisition, as it relates to VOBA, that include provisions for adverse deviation and are consistent with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to participating, dividend-paying traditional contracts over the estimated lives of the contracts in proportion to actual and expected future gross margins. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The future gross margins are dependent principally on investment returns, policyholder dividend scales, mortality, persistency, expenses to administer the business, creditworthiness of reinsurance counterparties, and certain economic variables, such as inflation. For participating contracts future gross margins are also dependent upon changes in the policyholder dividend obligation. Of these factors, the Company anticipates that investment returns, expenses, persistency, and other factor changes and policyholder dividend scales are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross margins with the actual gross margins for that period. When the actual gross margins change from previously estimated gross margins, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross margins exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross margins are below the previously estimated gross margins. Each reporting period, the Company also updates the actual amount of business in-force, which impacts expected future gross margins.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross margins and profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross margins and profits which may have significantly changed. If the update of assumptions causes expected future gross margins and profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross margins and profits to decrease.

Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment. If the carrying value of goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. Fair value is determined using a market multiple, a discounted cash flow model, or a cost approach. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, policy lapse, renewal, retirement, disability incidence, disability terminations, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 3% to 6%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts); and (ii) the liability for terminal dividends.

     Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities range from 5% to 7%.

     Participating business represented approximately 31% and 31% of General American's life insurance in-force, and 56% and 55% of the number of life insurance policies in-force, at December 31, 2006 and 2005, respectively. Participating policies represented approximately 99%, 98% and 92% of gross life insurance premiums for the years ended December 31, 2006, 2005 and 2004, respectively. Total premiums for General American were $299 million, $311 million and $365 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     Future policy benefit liabilities for individual and group traditional fixed annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 11%.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 3% to 6%.

     The Company establishes future policy benefit liabilities for secondary guarantees relating to certain life policies as follows:

    Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical Standard & Poor's 500 Index ("S&P") experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with its actual experience. Differences between actual experience and the assumptions used in pricing these policies and guarantees and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     Policyholder account balances ("PAB") relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase and non-variable group annuity contracts. PABs are equal to (i) policy account values, which consist of an accumulation of gross premium payments and (ii) credited interest, ranging from 3% to 6% less expenses, mortality charges, and withdrawals.

Other Policyholder Funds

     Other policyholder funds include policy and contract claims, unearned revenue liabilities, premiums received in advance, policyholder dividends due and unpaid, and policyholder dividends left on deposit.

     The liability for policy and contract claims generally relates to incurred but not reported death, and disability claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits and margins, similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

     The Company accounts for the prepayment of premiums on its group life and health contracts as premium received in advance and applies the cash received to premiums when due.

     Also included in other policyholder funds are policyholder dividends due and unpaid on participating policies and policyholder dividends left on deposit. Such liabilities are presented at amounts contractually due to policyholders.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Premiums related to non-medical health and disability contracts are recognized on a pro rata basis over the applicable contract term.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees, and administrative service fees. Such fees and commissions are recognized in the period in which services are performed. Other revenues also include changes in account value relating to corporate-owned life insurance.

Policyholder Dividends

     Policyholder dividends are approved annually by the Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the insurance subsidiaries.

Income Taxes

     General American joined MetLife's includable affiliates in filing a federal income tax return in 2006. The consolidating companies have executed a tax allocation agreement. Under this agreement, current federal income tax expense (benefit) is computed on a separate return basis and this agreement provides that members shall make payments or receive reimbursements to the extent that their income (loss) contributes to or reduces federal tax expense. Pursuant to the tax allocation agreement, the amount due from affiliates is $238 million in 2006.

     Effective January 1, 2006, the Company began filing a consolidated Federal income tax return with MetLife's includable affiliates. Prior to 2006, the Company filed a separate consolidated U.S. Federal income tax return with its includable subsidiary.

Reinsurance

     The Company enters into reinsurance transactions as both a provider and a purchaser of reinsurance for its life insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid (received), and the liabilities ceded (assumed) related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid (received) on the reinsurance of in-force blocks, as well as amounts paid (received) related to new business, are recorded as ceded (assumed) premiums and ceded (assumed) future policy benefit liabilities are established.

     For prospective reinsurance of short-duration contracts that meet the criteria for reinsurance accounting, amounts paid (received) are recorded as ceded (assumed) premiums and ceded (assumed) unearned premiums and are reflected as a component of premiums and other receivables (future policy benefits). Such amounts are amortized through earned premiums over the remaining contract period in proportion to the amount of protection provided. For retroactive reinsurance of short-duration contracts that meet the criteria of reinsurance accounting, amounts paid (received) in excess of (which do not exceed) the related insurance liabilities ceded (assumed) are recognized immediately as a loss. Any gains on such retroactive contracts are deferred and recorded in other liabilities. The gains are amortized primarily using the recovery method.

     The assumptions used to account for both long and short-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims include amounts assumed under reinsurance contracts and are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded and assumed reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

(i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

Employee Benefit Plans

     The Company's employees, who meet specified eligibility requirements, participate in pension, other postretirement and postemployment plans in various forms. These benefit plans are accounted for following the guidance outlined in SFAS No. 87, Employers' Accounting for Pensions ("SFAS 87"), SFAS No. 106, Employers Accounting for Postretirement Benefits Other Than Pensions, SFAS No. 112, Employers Accounting for Postemployment Benefits--An Amendment of FASB Statements No. 5 and No. 43 and as of December 31, 2006, SFAS No. 158, Employers' Accounting for Defined Benefit Pension and Other Postretirement Plans, an amendment of FASB Statements No. 87, 88, 106 and SFAS No. 132(r)("SFAS 158"). The obligations and associated expense of these plans require an extensive use of assumptions such as the discount rate, expected return on plan assets and rate of future compensation increases, healthcare cost trend rates as well as assumptions regarding participant demographics such as rate and age of retirements, withdrawal rates, and mortality. Management, in consultation with its external consulting firm, determines these assumptions based upon a variety of factors such as historical performance of the plan and its assets, currently available market and industry data, and expected benefit payout streams. The assumptions used may differ materially from actual results due to, among other factors, changing market and economic conditions and changes in participant demographics. These differences may have a significant effect on the Company's consolidated financial statements and liquidity.

     As described more fully in "Adoption of New Accounting Pronouncements", effective December 31, 2006, the Company adopted SFAS 158. Effective with the adoption of SFAS 158 on December 31, 2006, the Company recognizes the funded status of the benefit obligations for each of its plans on the consolidated balance sheet. The actuarial gains or losses, prior service costs and credits, and the remaining net transition asset or obligation that had not yet been included in net periodic benefit costs as of December 31, 2006 are now charged, net of income tax, to accumulated other comprehensive income. Additionally, these changes eliminated the additional minimum pension liability provisions of SFAS 87.

Foreign Currency

     Balance sheet accounts of foreign operations are translated at the exchange rates in effect at each year-end and income and expense accounts are translated at the average rates of exchange prevailing during the year. The local currencies of foreign operations are the functional currencies unless the local economy is highly inflationary. Translation adjustments are charged or credited directly to other comprehensive income or loss. Gains and losses from foreign currency transactions are reported as net investment gains (losses) in the period in which they occur.

Discontinued Operations

     The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Litigation Contingencies

     The Company is a party to a number of legal actions and is involved in a number of regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

Defined Benefit and Other Postretirement Plans

     Effective December 31, 2006, the Company adopted SFAS 158. The pronouncement revises financial reporting standards for defined benefit pension and other postretirement plans by requiring the:

         (i) recognition in the statement of financial position of the funded status of defined benefit plans measured as the difference between the fair value of plan assets and the benefit obligation, which is the projected benefit obligation for pension plans and the accumulated postretirement benefit obligation for other postretirement plans;

        (ii) recognition as an adjustment to accumulated other comprehensive income (loss), net of income tax, those amounts of actuarial gains and losses, prior service costs and credits, and net asset or obligation at transition that have not yet been included in net periodic benefit costs as of the end of the year of adoption;

       (iii) recognition of subsequent changes in funded status as a component of other comprehensive income;

        (iv) measurement of benefit plan assets and obligations as of the date of the statement of financial position; and

         (v) disclosure of additional information about the effects on the employer's statement of financial position.

     The adoption of SFAS 158 resulted in a reduction of $1 million, net of income tax, to accumulated other comprehensive income, which is included as a component of total consolidated stockholder's equity. As the Company's measurement date for its pension and other postretirement benefit plans is already December 31 there is no impact of adoption due to changes in measurement date.

Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

         (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

        (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

        (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

Other Pronouncements

     Effective November 15, 2006, the Company adopted SAB No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet an income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted prospectively Emerging Issues Task Force ("EITF") Issue No. 05-7, Accounting for Modifications to Conversion Options Embedded in Debt Instruments and Related Issues ("EITF 05-7"). EITF 05-7 provides guidance on whether a modification of conversion options embedded in debt results in an extinguishment of that debt. In certain situations, companies may change the terms of an embedded conversion option as part of a debt modification. The EITF concluded that the change in the fair value of an

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES embedded conversion option upon modification should be included in the analysis of EITF Issue No. 96-19, Debtor's Accounting for a Modification or Exchange of Debt Instruments, to determine whether a modification or extinguishment has occurred and that a change in the fair value of a conversion option should be recognized upon the modification as a discount (or premium) associated with the debt, and an increase (or decrease) in additional paid-in capital. The adoption of EITF 05-7 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted EITF Issue No. 05-8, Income Tax Consequences of Issuing Convertible Debt with a Beneficial Conversion Feature ("EITF 05-8"). EITF 05-8 concludes that (i) the issuance of convertible debt with a beneficial conversion feature results in a basis difference that should be accounted for as a temporary difference; and (ii) the establishment of the deferred tax liability for the basis difference should result in an adjustment to additional paid-in capital. EITF 05-8 was applied retrospectively for all instruments with a beneficial conversion feature accounted for in accordance with EITF Issue No. 98-5, Accounting for Convertible Securities with Beneficial Conversion Features or Contingently Adjustable Conversion Ratios, and EITF Issue No. 00-27, Application of Issue No. 98-5 to Certain Convertible Instruments. The adoption of EITF 05-8 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the EITF reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Effective July 1, 2005, the Company adopted EITF Issue No. 05-6, Determining the Amortization Period for Leasehold Improvements ("EITF 05-6"). EITF 05-6 provides guidance on determining the amortization period for leasehold improvements acquired in a business combination or acquired subsequent to lease inception. As required by EITF 05-6, the Company adopted this guidance on a prospective basis which had no material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP Nos. FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     In December 2004, the FASB issued FSP No. FAS 109-2, Accounting and Disclosure Guidance for the Foreign Earnings Repatriation Provision within the American Jobs Creation Act of 2004 ("FSP 109-2"). The American Jobs Creation Act of 2004 ("AJCA") introduced a one-time dividend received deduction on the repatriation of certain earnings to a U.S. taxpayer. FSP 109-2 provides companies additional time beyond the financial reporting period of enactment to evaluate the effects of the AJCA on their plans to repatriate foreign earnings for purposes of applying SFAS No. 109, Accounting for Income Taxes. FSP 109-2 did not have any impact on the Company's tax provision and deferred tax assets and liabilities.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1 ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA") issued by the American Institute of Certified Public Accountants ("AICPA"). SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policy benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity and universal life contracts by approximately $15 million, net of income tax, which has been reported as a cumulative effect of a change in accounting.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, the Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which are to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes--an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's preliminary evaluation work, the Company expects to recognize a reduction to the January 1, 2007 balance of retained earnings of between $1 million and $15 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets--an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007 related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 will result in a reduction to DAC and VOBA relating primarily to the Company's group life and health insurance contracts that contain certain rate reset provisions. The

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

Company estimates that the adoption of SOP 05-1 as of January 1, 2007 will result in a cumulative effect adjustment of approximately $4 million, net of income tax, which will be recorded as a reduction to retained earnings. In addition, the Company estimates that accelerated DAC and VOBA amortization will reduce 2007 net income by less than $1 million, net of income tax.

2.  INVESTMENTS

FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                                    DECEMBER 31, 2006
                                                    --------------------------------------------------
                                                     COST OR    GROSS UNREALIZED
                                                    AMORTIZED   -----------------   ESTIMATED    % OF
                                                      COST        GAIN      LOSS    FAIR VALUE   TOTAL
                                                    ---------   --------   ------   ----------   -----
                                                                      (IN MILLIONS)
U.S. corporate securities.........................   $ 5,714     $  153     $ 71     $ 5,796      35.9%
Residential mortgage-backed securities............     3,158         13       33       3,138      19.5
Foreign corporate securities......................     1,890        390       13       2,267      14.1
Foreign government securities.....................     1,576        450        5       2,021      12.5
Commercial mortgage-backed securities.............     1,259         14       14       1,259       7.8
Asset-backed securities...........................       854          4        2         856       5.3
U.S. Treasury/agency securities...................       657          3        5         655       4.1
State and political subdivision securities........        72          1        1          72       0.4
Other fixed maturity securities...................       102         --       32          70       0.4
                                                     -------     ------     ----     -------     -----
  Total fixed maturity securities.................   $15,282     $1,028     $176     $16,134     100.0%
                                                     =======     ======     ====     =======     =====
Non-redeemable preferred stocks...................   $   191     $    4     $  2     $   193      91.9%
Common stocks.....................................        14          3       --          17       8.1
                                                     -------     ------     ----     -------     -----
  Total equity securities.........................   $   205     $    7     $  2     $   210     100.0%
                                                     =======     ======     ====     =======     =====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                    DECEMBER 31, 2005
                                                    --------------------------------------------------
                                                     COST OR    GROSS UNREALIZED
                                                    AMORTIZED   -----------------   ESTIMATED    % OF
                                                      COST        GAIN      LOSS    FAIR VALUE   TOTAL
                                                    ---------   --------   ------   ----------   -----
                                                                      (IN MILLIONS)
U.S. corporate securities.........................   $ 5,665     $  237     $ 51     $ 5,851      38.8%
Residential mortgage-backed securities............     3,198         12       35       3,175      21.0
Foreign corporate securities......................     1,658        413        6       2,065      13.6
Foreign government securities.....................     1,396        454        1       1,849      12.3
Commercial mortgage-backed securities.............     1,080         16       14       1,082       7.2
Asset-backed securities...........................       522          6        3         525       3.5
U.S. Treasury/agency securities...................       434          3        2         435       2.9
State and political subdivision securities........        42          1       --          43       0.3
Other fixed maturity securities...................        94         --       33          61       0.4
                                                     -------     ------     ----     -------     -----
  Total fixed maturity securities.................   $14,089     $1,142     $145     $15,086     100.0%
                                                     =======     ======     ====     =======     =====
Common stocks.....................................   $    25     $    3     $  1     $    27      13.4%
Non-redeemable preferred stocks...................       174          3        3         174      86.6
                                                     -------     ------     ----     -------     -----
  Total equity securities.........................   $   199     $    6     $  4     $   201     100.0%
                                                     =======     ======     ====     =======     =====

     The Company held foreign currency derivatives with notional amounts of $670 million and $575 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $452 million and $416 million at December 31, 2006 and 2005, respectively. These securities had net unrealized gains of $18 million and $20 million at December 31, 2006 and 2005, respectively. There were no non-income producing fixed maturity securities at December 31, 2006. Non-income producing fixed maturity securities were less than $1 million at December 31, 2005. Unrealized gains (losses) associated with non-income producing fixed maturity securities were insignificant at both December 31, 2006 and 2005.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                                 DECEMBER 31,
                                                -----------------------------------------------
                                                         2006                     2005
                                                ----------------------   ----------------------
                                                 COST OR                  COST OR
                                                AMORTIZED   ESTIMATED    AMORTIZED   ESTIMATED
                                                  COST      FAIR VALUE     COST      FAIR VALUE
                                                ---------   ----------   ---------   ----------
                                                                 (IN MILLIONS)
Due in one year or less.......................   $   326     $   331      $   232     $   234
Due after one year through five years.........     2,052       2,103        1,571       1,617
Due after five years through ten years........     2,649       2,680        2,996       3,078
Due after ten years...........................     4,984       5,767        4,490       5,375
                                                 -------     -------      -------     -------
  Subtotal....................................    10,011      10,881        9,289      10,304
Mortgage-backed and other asset-backed
  securities..................................     5,271       5,253        4,800       4,782
                                                 -------     -------      -------     -------
  Total fixed maturity securities.............   $15,282     $16,134      $14,089     $15,086
                                                 =======     =======      =======     =======

     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2006     2005     2004
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Proceeds...................................................  $3,989   $5,608   $2,555
Gross investment gains.....................................  $   47   $   99   $   96
Gross investment losses....................................  $  (67)  $  (65)  $  (32)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                DECEMBER 31, 2006
                                     ------------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                      LESS THAN 12 MONTHS         THAN 12 MONTHS               TOTAL
                                     ----------------------   ----------------------   ----------------------
                                     ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                       FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                       VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                     ---------   ----------   ---------   ----------   ---------   ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities..........   $1,397        $19        $1,322        $ 52       $2,719        $ 71
Residential mortgage-backed
  securities.......................      855          7         1,267          26        2,122          33
Foreign corporate securities.......      407          8           139           5          546          13
Foreign government securities......      267          4            31           1          298           5
Commercial mortgage-backed
  securities.......................      319          1           508          13          827          14
Asset-backed securities............      272          1            60           1          332           2
U.S. Treasury/agency securities....      458          4            60           1          518           5
State and political subdivision
  securities.......................       29         --            13           1           42           1
Other fixed maturity securities....       71         32            --          --           71          32
                                      ------        ---        ------        ----       ------        ----
  Total fixed maturity
     securities....................   $4,075        $76        $3,400        $100       $7,475        $176
                                      ======        ===        ======        ====       ======        ====
Equity securities..................   $   49        $ 1        $   16        $  1       $   65        $  2
                                      ======        ===        ======        ====       ======        ====
Total number of securities in an
  unrealized loss position.........      907                      676                    1,583
                                      ======                   ======                   ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                DECEMBER 31, 2005
                                     ------------------------------------------------------------------------
                                                               EQUAL TO OR GREATER
                                      LESS THAN 12 MONTHS         THAN 12 MONTHS               TOTAL
                                     ----------------------   ----------------------   ----------------------
                                     ESTIMATED     GROSS      ESTIMATED     GROSS      ESTIMATED     GROSS
                                       FAIR      UNREALIZED     FAIR      UNREALIZED     FAIR      UNREALIZED
                                       VALUE        LOSS        VALUE        LOSS        VALUE        LOSS
                                     ---------   ----------   ---------   ----------   ---------   ----------
                                                    (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities..........   $2,154        $44         $179         $ 7        $2,333        $ 51
Residential mortgage-backed
  securities.......................    2,178         29          182           6         2,360          35
Foreign corporate securities.......      242          5           12           1           254           6
Foreign government securities......       87          1           --          --            87           1
Commercial mortgage-backed
  securities.......................      716         14           13          --           729          14
Asset-backed securities............      200          2           41           1           241           3
U.S. Treasury/agency securities....      214          2            1          --           215           2
State and political subdivision
  securities.......................        7         --           --          --             7          --
Other fixed maturity securities....       --         --           38          33            38          33
                                      ------        ---         ----         ---        ------        ----
  Total fixed maturity
     securities....................   $5,798        $97         $466         $48        $6,264        $145
                                      ======        ===         ====         ===        ======        ====
Equity securities..................   $   92        $ 3         $  7         $ 1        $   99        $  4
                                      ======        ===         ====         ===        ======        ====
Total number of securities in an
  unrealized loss position.........    1,118                     108                     1,226
                                      ======                    ====                    ======

AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                                 DECEMBER 31, 2006
                                            ------------------------------------------------------------
                                                 COST OR          GROSS UNREALIZED        NUMBER OF
                                              AMORTIZED COST            LOSS              SECURITIES
                                            ------------------   ------------------   ------------------
                                            LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                               20%       MORE       20%       MORE       20%       MORE
                                            ---------   ------   ---------   ------   ---------   ------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months......................   $3,369      $ 8       $ 58        $2         621         4
Six months or greater but less than nine
  months..................................      184       --          3        --          78        --
Nine months or greater but less than
  twelve months...........................      640       --         14        --         204        --
Twelve months or greater..................    3,516        1        101        --         675         1
                                             ------      ---       ----        --       -----      ----
  Total...................................   $7,709      $ 9       $176        $2       1,578         5
                                             ======      ===       ====        ==       =====      ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                 DECEMBER 31, 2005
                                            ------------------------------------------------------------
                                                 COST OR          GROSS UNREALIZED        NUMBER OF
                                              AMORTIZED COST            LOSS              SECURITIES
                                            ------------------   ------------------   ------------------
                                            LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                               20%       MORE       20%       MORE       20%       MORE
                                            ---------   ------   ---------   ------   ---------   ------
                                                     (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months......................   $5,148      $ 2       $ 79        $1         960         3
Six months or greater but less than nine
  months..................................      251       --          6        --          51         1
Nine months or greater but less than
  twelve months...........................      589       --         14        --         103        --
Twelve months or greater..................      520        2         49        --         107         1
                                             ------      ---       ----        --       -----      ----
  Total...................................   $6,508      $ 4       $148        $1       1,221         5
                                             ======      ===       ====        ==       =====      ====

     At December 31, 2006 and 2005, $176 million and $148 million, respectively, of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, $2 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 22% of the cost or amortized cost of such securities. All such unrealized losses were in an unrealized loss position for less than six months. At December 31, 2005, $1 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 25% of the cost or amortized cost of such securities. All such unrealized losses were in an unrealized loss position for less than six months.

     The Company held one fixed maturity security with a gross unrealized loss at December 31, 2006 of equal to or greater than $10 million. This security represented approximately 6%, or $10 million, of the gross unrealized loss on fixed maturity and equity securities. The Company held no fixed maturity or equity securities with a gross unrealized loss at December 31, 2005 greater than $10 million.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2006 and 2005, the Company had $178 million and $149 million, respectively, of gross unrealized loss related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                              DECEMBER 31,
                                                              -------------
                                                              2006    2005
                                                              -----   -----
SECTOR:
U.S. corporate securities...................................    40%     34%
Residential mortgage-backed securities......................    19      23
Foreign corporate securities................................     7       4
Foreign government securities...............................     3       1
Commercial mortgage-backed securities.......................     8       9
U.S. Treasury/agency securities.............................     3       1
Other.......................................................    20      28
                                                               ---     ---
  Total.....................................................   100%    100%
                                                               ===     ===
INDUSTRY:
Mortgage-backed.............................................    27%     32%
Industrial..................................................    16       9
Utility.....................................................    13       4
Finance.....................................................    11       4
Government..................................................     6       2
Other.......................................................    27      49
                                                               ---     ---
  Total.....................................................   100%    100%
                                                               ===     ===

     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

SECURITIES LENDING

     The Company participates in a securities lending program whereby blocks of securities, which are included in fixed maturity and equity securities, are loaned to third parties, primarily major brokerage firms. The Company requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. Securities with a cost or amortized cost of $1,566 million and $1,266 million and an estimated fair value of $1,587 million and $1,312 million were on loan under the program at December 31, 2006 and 2005, respectively. Securities loaned under such transactions may be sold or repledged by the transferee. The Company was liable for cash collateral under its control of $1,640 million and $1,371 million at December 31, 2006 and 2005, respectively. There was no security collateral on deposit from customers in connection with securities lending transactions at December 31, 2006 and 2005.

ASSETS ON DEPOSIT AND HELD IN TRUST

     The Company had assets on deposit with regulatory agencies with a fair market value of $1,009 million and $842 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity securities. Company securities held in trust to satisfy collateral requirements had an amortized cost of $2,228 million and $1,452 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity securities.

MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate were categorized as follows:

                                                                  DECEMBER 31,
                                                       -----------------------------------
                                                             2006               2005
                                                       ----------------   ----------------
                                                       AMOUNT   PERCENT   AMOUNT   PERCENT
                                                       ------   -------   ------   -------
                                                                  (IN MILLIONS)
Commercial mortgage loans............................   $925       95%     $883       98%
Agricultural mortgage loans..........................     46        5        14        2
                                                        ----      ---      ----      ---
  Subtotal...........................................    971      100%      897      100%
                                                                  ===                ===
Less: Valuation allowances...........................     --                  1
                                                        ----               ----
  Mortgage loans on real estate......................   $971               $896
                                                        ====               ====

     Mortgage loans are collateralized by properties primarily located in the United States. At December 31, 2006, 21%, 9% and 8% of the value of the Company's mortgage loans on real estate were located in California, Florida and Illinois, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

     Information regarding loan valuation allowances for mortgage loans on real estate is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2006      2005      2004
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Balance at January 1........................................    $ 1       $ 3       $ 2
Additions...................................................     --        --         2
Deductions..................................................     (1)       (2)       (1)
                                                                ---       ---       ---
Balance at December 31......................................    $--       $ 1       $ 3
                                                                ===       ===       ===

     The Company's impaired mortgage loans on real estate with valuation allowances was $6 million for the year ended December 31, 2006. The valuation allowances associated with these mortgages was less than $1 million for the year ended December 31, 2006. There were no impaired mortgage loans on real estate without valuation

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES allowances for the year ended December 31, 2006. The Company did not have impaired mortgage loans on real estate for the year ended December 31, 2005.

     The average investment in impaired loans was $1 million, $3 million and $11 million for the years ended December 31, 2006, 2005 and 2004, respectively. Interest income on impaired loans was less than $1 million for both the years ended December 31, 2006 and 2005, and $2 million for the year ended December 31, 2004.

REAL ESTATE AND REAL ESTATE JOINT VENTURES

     Real estate and real estate joint ventures consisted of the following:

                                                              DECEMBER 31,
                                                              -------------
                                                              2006    2005
                                                              -----   -----
                                                              (IN MILLIONS)
Real estate.................................................  $ 68    $ 67
Accumulated depreciation....................................   (14)    (13)
                                                              ----    ----
Net real estate.............................................    54      54
Real estate joint ventures..................................     2      --
                                                              ----    ----
Real estate and real estate joint ventures..................  $ 56    $ 54
                                                              ====    ====

     All of the Company's real estate and real estate joint ventures are classified as held-for-investment. Related depreciation expense was $1 million for each of the years ended December 31, 2006, 2005 and 2004.

     The Company did not own real estate acquired in satisfaction of debt at December 31, 2006 and 2005.

     Real estate and real estate joint ventures were categorized as follows:

                                                                  DECEMBER 31,
                                                       -----------------------------------
                                                             2006               2005
                                                       ----------------   ----------------
                                                       AMOUNT   PERCENT   AMOUNT   PERCENT
                                                       ------   -------   ------   -------
                                                                  (IN MILLIONS)
Office...............................................   $37        66%     $37        69%
Retail...............................................     2         4%      --         0%
Industrial...........................................    17        30%      17        31%
                                                        ---       ---      ---       ---
     Total...........................................   $56       100%     $54       100%
                                                        ===       ===      ===       ===

     At December 31, 2006, 96% and 4% of the Company's real estate holdings were located in California and Florida, respectively.

FUNDS WITHHELD AT INTEREST

     Funds withheld at interest, included in other invested assets, were $3,806 million and $3,316 million at December 31, 2006 and 2005, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2006     2005     2004
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Fixed maturity securities..................................  $  864   $  772   $  700
Equity securities..........................................      16       11       19
Mortgage loans on real estate..............................      63       75       76
Real estate and real estate joint ventures.................      12       11       14
Policy loans...............................................     154      159      159
Other limited partnership interests........................      (1)      (5)      (4)
Cash, cash equivalents and short-term investments..........      17       11        6
Interest on funds held at interest.........................     257      192      225
Other......................................................      16        9      (25)
                                                             ------   ------   ------
  Total investment income..................................   1,398    1,235    1,170
Less: Investment expenses..................................      96       64       39
                                                             ------   ------   ------
  Net investment income....................................  $1,302   $1,171   $1,131
                                                             ======   ======   ======

     For the years ended December 31, 2006, 2005 and 2004, affiliated investment income of $4 million, less than $1 million and $3 million, respectively, related to fixed maturity securities and short-term investments, is included in the table above.

NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                                                 YEARS ENDED
                                                                 DECEMBER 31,
                                                              ------------------
                                                              2006   2005   2004
                                                              ----   ----   ----
                                                                (IN MILLIONS)
Fixed maturity securities...................................  $(27)  $32    $46
Equity securities...........................................     6    --      4
Mortgage loans on real estate...............................     1    10      1
Real estate and real estate joint ventures..................    --     4      2
Other limited partnership interests.........................    --    --     (3)
Derivatives.................................................     8   (15)    31
Other.......................................................    (2)   26     (7)
                                                              ----   ---    ---
  Net investment gains (losses).............................  $(14)  $57    $74
                                                              ====   ===    ===

     There were no affiliated investment gains (losses) for the year ended December 31, 2006. For the years ended December 31, 2005 and 2004, affiliated investment gains (losses) of $29 million and $7 million, respectively, are included in the table above.

     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $1 million, $2 million and $14 million for the years ended December 31, 2006, 2005 and 2004, respectively.

NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income, are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2006     2005     2004
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Fixed maturity securities...................................   $852     $997     $848
Equity securities...........................................      5        2        6
Derivatives.................................................     (2)      (2)       1
Minority interest...........................................   (159)    (171)    (105)
Other invested assets.......................................    (20)     (39)     (57)
                                                               ----     ----     ----
  Subtotal..................................................    676      787      693
                                                               ----     ----     ----
Amounts allocated from:
  Deferred policy acquisition costs.........................    (27)     (45)     (87)
                                                               ----     ----     ----
Deferred income tax.........................................   (280)    (311)    (250)
                                                               ----     ----     ----
  Subtotal..................................................   (307)    (356)    (337)
                                                               ----     ----     ----
Net unrealized investment gains (losses)....................   $369     $431     $356
                                                               ====     ====     ====

     The changes in net unrealized investment gains (losses) are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2006     2005     2004
                                                              ------   ------   ------
                                                                   (IN MILLIONS)
Balance, January 1,.........................................   $431     $356     $249
Unrealized investment gains (losses) during the year........   (111)      94      107
Unrealized gains (losses) relating to:
  DAC and VOBA..............................................     18       42       77
  Deferred income tax.......................................     31      (61)     (77)
                                                               ----     ----     ----
Balance, December 31,.......................................   $369     $431     $356
                                                               ====     ====     ====
Net change in unrealized investment gains (losses)..........   $(62)    $ 75     $107
                                                               ====     ====     ====

STRUCTURED INVESTMENT TRANSACTIONS

     The Company invests in structured notes and similar type instruments, which generally provide equity-based returns on debt securities. The carrying value of such investments, included in fixed maturity securities, was approximately $71 million and $61 million at December 31, 2006 and 2005, respectively. The related net investment income recognized was $9 million, $3 million and $5 million for the years ended December 31, 2006, 2005 and 2004, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to VIEs for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                                     DECEMBER 31, 2006
                                                                  ------------------------
                                                                  NOT PRIMARY BENEFICIARY
                                                                  ------------------------
                                                                                 MAXIMUM
                                                                    TOTAL      EXPOSURE TO
                                                                  ASSETS(1)      LOSS(2)
                                                                  ----------   -----------
                                                                       (IN MILLIONS)
    Other limited partnership interests(3)......................    $   14         $ 6
    Other investments(4)........................................     2,754          56
                                                                    ------         ---
      Total.....................................................    $2,768         $62
                                                                    ======         ===

---------------

(1) The assets of the other limited partnership interests and other investments are reflected at the carrying amounts at which such assets would have been reflected on the Company's balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

(2) The maximum exposure to loss relating to other limited partnership interests and other investments is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

(3) Other limited partnership interests include partnerships established for the purpose of investing in public and private debt and equity securities, as well as limited partnerships.

(4) Other investments include securities that are not asset-backed securitizations or collateralized debt obligations.

3.  DERIVATIVE FINANCIAL INSTRUMENTS

TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:

                                                   DECEMBER 31, 2006                 DECEMBER 31, 2005
                                            -------------------------------   -------------------------------
                                                        CURRENT MARKET OR                 CURRENT MARKET OR
                                                            FAIR VALUE                        FAIR VALUE
                                            NOTIONAL   --------------------   NOTIONAL   --------------------
                                             AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                            --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Interest rate swaps.......................   $  359     $29         $2         $  377     $38         $ 1
Financial futures.........................      213       2         --             --      --          --
Foreign currency swaps....................       31      --          4             33       1           3
Foreign currency forwards.................      643      20         --            546      --          37
Financial forwards........................       --      --          1             --      --          --
Credit default swaps......................      241      --         --            155      --          --
                                             ------     ---         --         ------     ---         ---
  Total...................................   $1,487     $51         $7         $1,111     $39         $41
                                             ======     ===         ==         ======     ===         ===

     The above table does not include notional values for equity variance swaps. At both December 31, 2006 and 2005, the Company owned 4,500 equity variance swaps contracts. Market values of equity variance swaps are included in financial forwards in the preceding table.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:

                                                                    REMAINING LIFE
                                              ----------------------------------------------------------
                                                            AFTER ONE    AFTER FIVE
                                                               YEAR        YEARS
                                              ONE YEAR OR    THROUGH      THROUGH     AFTER TEN
                                                 LESS       FIVE YEARS   TEN YEARS      YEARS     TOTAL
                                              -----------   ----------   ----------   ---------   ------
                                                                    (IN MILLIONS)
Interest rate swaps.........................     $ 46          $ 71         $ 87        $155      $  359
Financial futures...........................      213            --           --          --         213
Foreign currency swaps......................       --             6           14          11          31
Foreign currency forwards...................      643            --           --          --         643
Credit default swaps........................       --           231           10          --         241
                                                 ----          ----         ----        ----      ------
  Total.....................................     $902          $308         $111        $166      $1,487
                                                 ====          ====         ====        ====      ======

     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards, are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity variance swaps are used by the Company primarily to hedge liabilities. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:

                                                   DECEMBER 31, 2006                 DECEMBER 31, 2005
                                            -------------------------------   -------------------------------
                                                            FAIR VALUE                        FAIR VALUE
                                            NOTIONAL   --------------------   NOTIONAL   --------------------
                                             AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                            --------   ------   -----------   --------   ------   -----------
                                                                      (IN MILLIONS)
Fair value................................   $    3     $--        $  --       $    5     $ 1         $--
Cash flow.................................        9      --           --           26      --           3
Non-qualifying............................    1,475      51            7        1,080      38          38
                                             ------     ---        -----       ------     ---         ---
  Total...................................   $1,487     $51        $   7       $1,111     $39         $41
                                             ======     ===        =====       ======     ===         ===

     The Company recognized insignificant net investment income (expense) from qualifying settlement payments for the years ended December 31, 2006, 2005 and 2004.

     The Company recognized net investment gains from non-qualifying settlement payments of $3 million, $11 million, and $18 million for the years ended December 31, 2006, 2005 and 2004, respectively.

FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; and (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign currency denominated investments and liabilities.

     The Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all fair value hedges for the years ended December 31, 2006, 2005 and 2004. Changes in the fair value of the derivatives and the hedged items were insignificant for the years ended December 31, 2006, 2005 and 2004.

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; (ii) interest rate swaps to convert floating rate liabilities into fixed rate liabilities; and
(iii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments.

     For the year ended December 31, 2006, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. For the years ended December 31, 2005 and 2004, the Company recognized insignificant amounts in net investment gains (losses), which represent the ineffective portion of all cash flow hedges.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the years ended December 31, 2006, 2005 and 2004.

     For the year ended December 31, 2006, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was insignificant. For the years ended December 31, 2005 and 2004, the net amount deferred in other comprehensive income (loss) relating to cash flow hedges was ($2) million and $1 million, respectively. At both December 31, 2006 and 2005, the net amount accumulated in other comprehensive income (loss) relating to cash flow hedges was ($2) million. At December 31, 2004, the net amount accumulated in other comprehensive income (loss) relating to cash flow hedges was $1 million.

     At December 31, 2006, an insignificant amount of the deferred net loss on derivatives accumulated in other comprehensive income (loss) is expected to be reclassified to earnings during the year ending December 31, 2007.

NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit; (iv) credit default swaps to diversify credit risk exposure to certain portfolios; and (v) equity variance swaps and interest rate futures to economically hedge liabilities embedded in certain variable annuity products.

     For the years ended December 31, 2006, 2005 and 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of ($3) million, ($34) million and ($13) million, respectively, related to derivatives that do not qualify for hedge accounting.

EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include modified coinsurance contracts. The fair value of the Company's embedded derivative assets was $57 million and $50 million at December 31, 2006 and 2005, respectively. The fair value of the Company's embedded derivative liabilities was $2 million at December 31, 2006. The amounts recorded and included in net investment gains (losses) during the years ended December 31, 2006, 2005 and 2004 were gains of $7 million, $7 million and $26 million, respectively.

CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The Company enters into various collateral arrangements, which require the accepting of collateral in connection with its derivative instruments.

     As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $2 million and $12 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under securities loaned and other transactions in the consolidated balance sheets.

     In addition, the Company has exchange traded futures, which require the pledging of collateral. As of December 31, 2006, the Company pledged collateral of $2 million, which is included in fixed maturity securities. As of December 31, 2005, the Company had no pledged collateral. The counterparties are permitted by contract to sell or repledge this collateral.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

4.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                               DAC     VOBA   TOTAL
                                                              ------   ----   ------
                                                                  (IN MILLIONS)
Balance at January 1, 2004..................................  $2,003   $636   $2,639
  Capitalizations...........................................     960     --      960
                                                              ------   ----   ------
          Subtotal..........................................   2,963    636    3,599
                                                              ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..........................       3      1        4
     Unrealized investment gains (losses)...................      --    (77)     (77)
     Other expenses.........................................     450     41      491
                                                              ------   ----   ------
          Total amortization................................     453    (35)     418
                                                              ------   ----   ------
  Less: Dispositions and other..............................    (107)    23      (84)
                                                              ------   ----   ------
Balance at December 31, 2004................................   2,617    648    3,265
  Capitalizations...........................................     649     --      649
                                                              ------   ----   ------
          Subtotal..........................................   3,266    648    3,914
                                                              ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..........................      12      2       14
     Unrealized investment gains (losses)...................     (28)   (14)     (42)
     Other expenses.........................................     652     31      683
                                                              ------   ----   ------
          Total amortization................................     636     19      655
                                                              ------   ----   ------
  Less: Dispositions and other..............................     120     --      120
                                                              ------   ----   ------
Balance at December 31, 2005................................   2,510    629    3,139
  Capitalizations...........................................     761     --      761
                                                              ------   ----   ------
          Subtotal..........................................   3,271    629    3,900
                                                              ------   ----   ------
  Less: Amortization related to:
     Net investment gains (losses)..........................       2     (2)      --
     Unrealized investment gains (losses)...................      (3)   (15)     (18)
     Other expenses.........................................     570    (15)     555
                                                              ------   ----   ------
          Total amortization................................     569    (32)     537
                                                              ------   ----   ------
  Less: Dispositions and other..............................     (52)    27      (25)
                                                              ------   ----   ------
Balance at December 31, 2006................................  $2,754   $634   $3,388
                                                              ======   ====   ======

     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $32 million in 2007, $35 million in 2008, $34 million in 2009, $32 million in 2010 and $36 million in 2011.

     Amortization of DAC and VOBA is related to (i) investment gains and losses and the impact of such gains and losses on the amount of the amortization; (ii) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized; and (iii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

5.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired and is included in other assets. Information regarding goodwill is as follows:

                                                              DECEMBER 31,
                                                              -------------
                                                              2006    2005
                                                              -----   -----
                                                              (IN MILLIONS)
Balance at January 1,.......................................  $134    $134
Dispositions and other, net.................................    (3)     --
                                                              ----    ----
Balance at December 31,.....................................  $131    $134
                                                              ====    ====

6.  INSURANCE

SEPARATE ACCOUNTS

     Separate account assets and liabilities include two categories of account types: pass-through separate accounts totaling $1,997 million and $2,435 million at December 31, 2006 and 2005, respectively, for which the policyholder assumes all investment risk, and separate accounts with a minimum return or account value for which the Company contractually guarantees either a minimum return or account value to the policyholder which totaled $213 million and $348 million at December 31, 2006 and 2005, respectively. The average interest rate credited on these contracts was 4.0% for each of the years ended December 31, 2006 and 2005.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $84 million, $113 million and $110 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     For the years ended December 31, 2006, 2005 and 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits"); and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return"). The Company also issues annuity contracts that apply a lower rate of funds deposited if the contractholder elects to surrender the contract for cash and a higher rate if the contractholder elects to annuitize ("two tier annuities"). These guarantees include benefits that are payable in the event of death or at annuitization.

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee benefit.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                               AT DECEMBER 31,
                                       ---------------------------------------------------------------
                                                    2006                             2005
                                       ------------------------------   ------------------------------
                                           IN THE            AT             IN THE            AT
                                       EVENT OF DEATH   ANNUITIZATION   EVENT OF DEATH   ANNUITIZATION
                                       --------------   -------------   --------------   -------------
                                                                (IN MILLIONS)
ANNUITY CONTRACTS(1)
TWO TIER ANNUITIES
  General account value..............       N/A               $296           N/A               $299
  Net amount at risk(2)..............       N/A                $53(4)        N/A                $36(4)
  Average attained age of                   N/A           58 years           N/A           58 years
     contractholders.................

                                                              AT DECEMBER 31,
                                             -------------------------------------------------
                                                      2006                      2005
                                             -----------------------   -----------------------
                                             SECONDARY     PAID UP     SECONDARY     PAID UP
                                             GUARANTEES   GUARANTEES   GUARANTEES   GUARANTEES
                                             ----------   ----------   ----------   ----------
                                                               (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (general and separate
  account).................................    $1,024        N/A           $924        N/A
Net amount at risk(2)......................   $19,066(3)     N/A        $19,900(3)     N/A
Average attained age of policyholders......  56 years        N/A       55 years        N/A

---------------

(1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

(2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

(3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(4) The net amount at risk for two tier annuities is based on the excess of the upper tier, adjusted for a profit margin, less the lower tier.

     Information regarding the liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts is as follows:

                                                                            UNIVERSAL AND
                                          ANNUITY CONTRACTS            VARIABLE LIFE CONTRACTS
                                      --------------------------   -------------------------------
                                      GUARANTEED    GUARANTEED
                                        DEATH      ANNUITIZATION   SECONDARY     PAID UP
                                       BENEFITS      BENEFITS      GUARANTEES   GUARANTEES   TOTAL
                                      ----------   -------------   ----------   ----------   -----
                                                             (IN MILLIONS)
Balance at January 1, 2004..........     N/A            $7             $5          N/A        $12
Incurred guaranteed benefits........     N/A            --              2          N/A          2
Paid guaranteed benefits............     N/A            --             (2)         N/A         (2)
                                         ---            --             --          ---        ---
Balance at December 31, 2004........     N/A             7              5          N/A         12
Incurred guaranteed benefits........     N/A            --              1          N/A          1
                                         ---            --             --          ---        ---
Balance at December 31, 2005........     N/A             7              6          N/A         13
Incurred guaranteed benefits........     N/A            --             --          N/A         --
Paid guaranteed benefits............     N/A            --             --          N/A         --
                                         ---            --             --          ---        ---
Balance at December 31, 2006........     N/A            $7             $6          N/A        $13
                                         ===            ==             ==          ===        ===

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                              DECEMBER 31,
                                                              -------------
                                                              2006    2005
                                                              -----   -----
                                                              (IN MILLIONS)
Mutual Fund Groupings
  Equity....................................................   $16     $11
  Bond......................................................     1       1
  Money market..............................................     3       2
                                                               ---     ---
     Total..................................................   $20     $14
                                                               ===     ===

7.  REINSURANCE

     General American's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. General American has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. Until 2005, General American reinsured up to 90% of the mortality risk for all new individual life insurance. This practice was initiated for different products starting at various points in time between the mid-1990's and 2000. During 2005, General American changed its retention practices for certain individual life insurance. Amounts reinsured in prior years remain reinsured under the original reinsurance; however, under the new retention guidelines, General American reinsures up to 90% of the mortality risk in excess of $1 million for most new individual life insurance policies that it writes and for certain individual life policies the retention strategy remained unchanged. On a case by case basis, General American may retain up to $2.5 million per life and reinsure 100% of amounts in excess of General American's retention limits. RGA retains a maximum of $6 million of coverage per individual life with respect to its assumed business. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time.

     In addition to reinsuring mortality risk as described above, the Company reinsures other risks, as well as specific coverages. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2006     2005     2004
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Direct premiums............................................  $  415   $  445   $  485
Reinsurance assumed........................................   4,737    4,222    3,648
Reinsurance ceded..........................................    (505)    (488)    (420)
                                                             ------   ------   ------
Net premiums...............................................  $4,647   $4,179   $3,713
                                                             ======   ======   ======
Reinsurance recoverables netted against policyholder
  benefits and claims......................................  $   87   $   57   $  177
                                                             ======   ======   ======

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The reinsurance assumed premium for the years ended December 31, 2006, 2005 and 2004 include $4,735 million, $4,220 million and $3,645 million, respectively, from RGA, a life reinsurer.

     Reinsurance recoverables, included in premiums and other receivables, were $1,137 million and $1,029 million at December 31, 2006 and 2005, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $47 million and $61 million at December 31, 2006 and 2005, respectively.

     Total universal life and investment-type product policy fees include ceded amounts of $149 million, $334 million and $124 million for the years ended December 31, 2006, 2005 and 2004, respectively, of which $103 million, $277 million and $69 million, respectively, are affiliated.

8.  LONG-TERM DEBT

     Long-term debt outstanding is as follows:

                                      INTEREST RATES
                                 ------------------------                 DECEMBER 31,
                                                 WEIGHTED                 -------------
                                     RANGE       AVERAGE     MATURITY      2006    2005
                                 -------------   --------   -----------   ------   ----
                                                                          (IN MILLIONS)
Senior notes...................  6.19% - 6.75%     6.30%    2011 - 2036   $1,050   $300
Fixed rate notes...............  5.76% - 6.47%     5.95%    2007 - 2011      107    101
Surplus notes..................      7.63%         7.63%       2024          100     99
Other notes....................    8% - 12%        9.85%    2009 - 2016        1      1
                                                                          ------   ----
  Total long-term debt.........                                           $1,258   $501
                                                                          ======   ====

     The aggregate maturities of long-term debt as of December 31, 2006 for the next five years are $30 million in 2007, less than $1 million in 2008, less than $1 million in 2009, $50 million in 2010, $228 million in 2011 and $950 million thereafter.

     Unsecured senior debt ranks highest in priority and consists of senior notes, fixed rate notes and other notes with varying interest rates; followed by subordinated debt which consists of junior subordinated debentures and surplus notes. Payments of interest and principal on the Company's surplus notes which are subordinate to all other debt may be made only with the prior approval of the insurance department of the state of domicile.

SENIOR NOTES

     RGA repaid a $100 million 7.25% senior note which matured on April 1, 2006.

     On June 28, 2006, Timberlake Financial L.L.C., ("Timberlake"), a subsidiary of RGA, completed an offering of $850 million of Series A Floating Rate Insured Notes due June 2036, which is included in the Company's long-term debt. Interest on the notes will accrue at an annual rate of 1-month LIBOR plus a base margin, payable monthly. The notes represent senior, secured indebtedness of Timberlake with no recourse to RGA or its other subsidiaries. Up to $150 million of additional notes may be offered in the future. The proceeds of the offering provide long-term collateral to support Regulation XXX statutory reserves on 1.5 million term life insurance policies with guaranteed level premium periods reinsured by RGA Reinsurance Company, a U.S. subsidiary of RGA. Issuance costs associated with the offering of the notes of $13 million have been capitalized, are included in other assets, and will be amortized using the effective interest method over the period from the issuance date of the notes until their maturity.

INTEREST EXPENSE

     Interest expense related to the Company's indebtedness included in other expenses was $69 million, $48 million and $49 million for the years ended December 31, 2006, 2005 and 2004, respectively and does not include interest expense on junior subordinated debt securities. See Note 9.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

CREDIT FACILITIES AND LETTERS OF CREDIT

     Credit Facilities. RGA maintains committed and unsecured credit facilities aggregating $668 million as of December 31, 2006. When drawn upon, these facilities bear interest at varying rates in accordance with the respective agreements. Information on these facilities as of December 31, 2006 is as follows:

                                                               LETTER OF CREDIT                UNUSED
           BORROWER(S)               EXPIRATION     CAPACITY      ISSUANCES       DRAWDOWN   COMMITMENTS
---------------------------------  --------------   --------   ----------------   --------   -----------
                                                                       (IN MILLIONS)
Reinsurance Group of America,
  Inc. ..........................  May 2007           $ 29           $ --           $ 29        $ --
Reinsurance Group of America,
  Inc. ..........................  September 2010      600            315             50         235
Reinsurance Group of America,
  Inc. ..........................  March 2011           39             --             28          11
                                                      ----           ----           ----        ----
Total............................                     $668           $315           $107        $246
                                                      ====           ====           ====        ====

     Letters of Credit. At December 31, 2006, RGA had outstanding $457 million in letters of credit from various banks, of which $315 million were part of committed facilities. Since commitments associated with letters of credit and financing arrangements may expire unused, these amounts do not necessarily reflect the Company's actual future cash funding requirements.

     Certain of RGA's debt agreements contain financial covenant restrictions related to, among other things, liens, the issuance and disposition of stock of restricted subsidiaries, minimum requirements of consolidated net worth, maximum ratios of debt to capitalization, change of control provisions, and minimum rating requirements. A material ongoing covenant default could require immediate payment of the amount due, including principal, under the various agreements. Additionally, RGA's debt agreements contain cross-default covenants, which would make outstanding borrowings immediately payable in the event of a material uncured covenant default under any of the agreements, including, but not limited to, non-payment of indebtedness when due for amounts greater than $25 million, or $50 million depending on the agreement, bankruptcy proceedings, and any other event which results in the acceleration of the maturity of indebtedness. The facility fee and interest rate for RGA's credit facilities is based on its senior long-term debt ratings. A decrease in those ratings could result in an increase in costs for the credit facilities. As of December 31, 2006, RGA had $706 million in outstanding borrowings, excluding $850 million of Timberlake notes, under its long-term and junior subordinated debt agreements and was in compliance with all covenants under those agreements. The ability of RGA to make debt principal and interest payments depends on the earnings and surplus of subsidiaries, investment earnings on undeployed capital proceeds, and RGA's ability to raise additional funds.

     RGA guarantees the payment of amounts outstanding under the credit facility maintained by its subsidiary operation in Australia. The total amount of debt outstanding, subject to the guarantee, as of December 31, 2006 was $28 million.

9.  JUNIOR SUBORDINATED DEBENTURES

     On December 8, 2005, RGA issued junior subordinated debentures with a face amount of $400 million. Interest is payable semi-annually at a fixed rate of 6.75% up to but not including the scheduled redemption date. The securities may be redeemed at par in whole or in part beginning on December 15, 2015. In the event the junior subordinated debentures are not redeemed on or before the scheduled redemption date of December 15, 2015, interest on these junior subordinated debentures will accrue at an annual rate of three-month LIBOR plus a margin equal to 2.665%, payable quarterly in arrears. The final maturity of the debentures is December 15, 2065. RGA has the right to, and in certain circumstances the requirement to, defer interest payments on the debentures for a period up to ten years. Interest compounds during periods of deferral. Issuance costs associated with the offering of the junior subordinated debentures of $6 million have been capitalized, are included in other assets, and will be

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES amortized using the effective interest method over the period from the issuance date of the junior subordinated debentures until their scheduled redemption.

     Interest expense on the junior subordinated debentures was $27 million and $2 million for the years ended December 31, 2006 and 2005, respectively.

10. SHARES SUBJECT TO MANDATORY REDEMPTION AND COMPANY-OBLIGATED MANDATORILY REDEEMABLE SECURITIES OF SUBSIDIARY TRUSTS

     RGA Capital Trust I. In December 2001, RGA, through its wholly-owned trust, RGA Capital Trust I (the "Trust"), issued 4,500,000 Preferred Income Equity Redeemable Securities ("PIERS") Units. Each PIERS unit consists of (i) a preferred security issued by the Trust, having a stated liquidation amount of $50 per unit, representing an undivided beneficial ownership interest in the assets of the Trust, which consist solely of junior subordinated debentures issued by RGA which have a principal amount at maturity of $50 and a stated maturity of March 18, 2051; and (ii) a warrant to purchase, at any time prior to December 15, 2050, 1.2508 shares of RGA stock at an exercise price of $50.

     The fair market value of the warrant on the issuance date was $14.87 and is detachable from the preferred security. RGA fully and unconditionally guarantees, on a subordinated basis, the obligations of the Trust under the preferred securities. The preferred securities and subordinated debentures were issued at a discount (original issue discount) to the face or liquidation value of $14.87 per security. The securities will accrete to their $50 face/liquidation value over the life of the security on a level yield basis. The weighted average effective interest rate on the preferred securities and the subordinated debentures is 8.25% per annum. Capital securities outstanding were $159 million, net of unamortized discounts of $66 million, at both December 31, 2006 and 2005.

11.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2006      2005     2004
                                                              -------   ------   ------
                                                                    (IN MILLIONS)
Current:
  Federal...................................................   $(154)    $ 23      $(7)
  Foreign...................................................      41       70        4
                                                               -----     ----      ---
  Subtotal..................................................    (113)      93       (3)
                                                               -----     ----      ---
Deferred:
  Federal...................................................     228      (31)      70
  Foreign...................................................      10        4        6
                                                               -----     ----      ---
  Subtotal..................................................     238      (27)      76
                                                               -----     ----      ---
Provision for income tax....................................   $ 125     $ 66      $73
                                                               =====     ====      ===

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                                               YEARS ENDED DECEMBER 31,
                                                              --------------------------
                                                               2006      2005      2004
                                                              ------    ------    ------
                                                                    (IN MILLIONS)
Tax provision at U.S. statutory rate........................   $125       $72       $78
Tax effect of:
  Foreign tax rate differing from U.S. tax rate.............     (2)       (2)       (1)
  Tax-exempt investment income..............................     (2)       (1)       (3)
  State and local income tax................................      1         1         1
  Valuation allowance for carryforward items................     --        (2)       (2)
  Other, net................................................      3        (2)       --
                                                               ----       ---       ---
Provision for income tax....................................   $125       $66       $73
                                                               ====       ===       ===

     General American has been audited by the Internal Revenue Service for the years through and including 2000. Commencing in 2000, the Company was included as part of the overall MetLife examination. The Company believes that any adjustments that might be required for open years will not have a material effect on the Company's consolidated financial statements.

     RGA's U.S. tax returns have been audited by the relevant taxing authorities for all years through 2002. RGA believes established tax contingency reserves are adequate in relation to the potential for additional assessments. Once established, reserves are adjusted as information becomes available or when an event requiring a change to the reserve occurs. The resolution of tax matters in the future could have an effect on RGA's effective rate.

     Deferred income tax represents the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                                DECEMBER 31,
                                                              ----------------
                                                               2006      2005
                                                              -------   ------
                                                               (IN MILLIONS)
Deferred income tax assets:
  Employee benefits.........................................  $    35   $   28
  Investments...............................................       27       --
  Loss and credit carryforwards.............................      781      728
  Other.....................................................       71       51
                                                              -------   ------
                                                                  914      807
  Less: Valuation allowance.................................        5        5
                                                              -------   ------
                                                                  909      802
                                                              -------   ------

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                                DECEMBER 31,
                                                              ----------------
                                                               2006      2005
                                                              -------   ------
                                                               (IN MILLIONS)
Deferred income tax liabilities:
  DAC.......................................................    1,141    1,002
  Liability for future policy benefits......................      486      137
  Investments...............................................       --       39
  Net unrealized investment gains...........................      280      311
  Other.....................................................       24        9
                                                              -------   ------
                                                                1,931    1,498
                                                              -------   ------
Net deferred income tax liability...........................  $(1,022)  $ (696)
                                                              =======   ======

     The Company has not recognized a deferred tax liability for the undistributed earnings of its foreign subsidiaries, except for RGA International Reinsurance Company Ltd. and RGA Global Reinsurance Company, Ltd., because the Company considers these earnings to be permanently reinvested and does not expect these earnings to be repatriated in the foreseeable future.

     The Company believes that it is more likely than not that the deferred tax assets established will be realized except for the amount of the valuation allowance. As of December 31, 2006 and 2005, a valuation allowance for deferred tax assets of approximately $5 million and $5 million, respectively, was provided on the net operating losses and capital losses of General American Argentina Seguros de Vida, S.A., RGA South Africa Holdings, RGA Financial Products Limited, and RGA UK Services Limited. At December 31, 2006, the Company's subsidiaries had net operating loss carryforwards of $2,236 million. The remaining loss carryforwards are expected to be utilized during the period allowed.

12.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

CONTINGENCIES

LITIGATION

     Over the past several years, the Company has faced numerous claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies or annuities. In addition, claims have been brought relating to the sale of mutual funds and other products.

     As of December 31, 2006, there were approximately 37 sales practices litigation matters pending against the Company. The Company continues to vigorously defend against the claims in these matters. Some sales practices claims have been resolved through settlement, others have been won by dispositive motions, or have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation relating to the Company's marketing and sales of individual life insurance, mutual funds and other products may be commenced in the future.

     Regulatory authorities in a small number of states have had investigations or inquiries relating to the Company's sales of individual life insurance policies or annuities or other products. Over the past several years, these and a number of investigations by other regulatory authorities were resolved for monetary payments and certain other relief. The Company may continue to resolve investigations in a similar manner.

     A policyholder filed a lawsuit against the Company, its administrator (The Paul Revere Life Insurance Company, "Paul Revere") and Provident Life and Accident Insurance Company in an Arizona state court for damages in connection with the denial of her claim for disability benefits. The defendants removed the case to the United States District Court for the District of Arizona. Following a trial, a jury entered a verdict of approximately $85 million against the defendants. Defendants thereafter filed a motion seeking judgment as a matter of law, or alternatively a

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES new trial and/or remittitur. On September 16, 2003, the trial court granted the defendants' motion for remittitur, reducing the punitive damages from $79 million to $7 million, and awarding plaintiff $600,000 of the more than $2 million requested in attorneys' fees, but otherwise denied the defendants' post-trial motion. The total amount of the judgment is approximately $14.3 million. The Ninth Circuit affirmed the approximately $14.3 million judgment in its entirety. Pursuant to a reinsurance agreement between the Company and Paul Revere, the Company believes its share of the judgment is 20 percent. However, Paul Revere has requested that the Company pay an additional $2.4 million, over and above the 20 percent share. The Company has declined this request. Paul Revere and the Company have agreed to submit the issue to binding arbitration. If arbitration is pursued, the limit of the Company's possible exposure is approximately $2 million.

     Regulatory bodies have contacted the Company and have requested information relating to market timing and late trading of mutual funds and variable insurance products and, generally, the marketing of products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Securities and Exchange Commission ("SEC") has commenced an investigation with respect to market timing and late trading in a limited number of privately-placed variable insurance contracts that were sold through the Company. As previously reported, in May 2004, the Company received a "Wells Notice" stating that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws against the Company. Under the SEC procedures, the Company can avail itself of the opportunity to respond to the SEC staff before it makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. The Company has responded to the Wells Notice. The Company is fully cooperating with regard to these information requests and investigations. The Company, at the present time, is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In December 2006, Metropolitan Life resolved a previously disclosed investigation by the Office of the Attorney General of the State of New York related to payments to intermediaries in the marketing and sale of group life and disability, group long-term care and group accidental death and dismemberment insurance and related matters. In the settlement, Metropolitan Life did not admit liability as to any issue of fact or law. Among other things, Metropolitan Life has agreed to certain business reforms relating to compensation of producers of group insurance, compensation disclosures to group insurance clients and the adoption of related standards of conduct, some of which it had implemented following the commencement of the investigation. Metropolitan Life has paid a fine and has made a payment to a restitution fund. It is the opinion of management that Metropolitan Life's resolution of this matter will not adversely affect its business. The Holding Company and/or subsidiaries have received subpoenas and/or other discovery requests from regulators, state attorneys general or other governmental authorities in other states, including Connecticut, Massachusetts, California, Florida, and Ohio, seeking, among other things, information and documents regarding contingent commission payments to brokers, the Holding Company's and/or subsidiaries' awareness of any "sham" bids for business, bids and quotes that the Holding Company and/or subsidiaries submitted to potential customers, incentive agreements entered into with brokers, or compensation paid to intermediaries. The Holding Company and/or subsidiaries also have received a subpoena from the Office of the U.S. Attorney for the Southern District of California asking for documents regarding the insurance broker Universal Life Resources. The Holding Company and/or subsidiaries continue to cooperate fully with these inquiries and are responding to the subpoenas and other discovery requests.

Summary

     Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     It is not possible to predict the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assessments levied against the Company were less than $1 million for each of the years ended December 31, 2006, 2005 and 2004. At December 31, 2006 and 2005, the Company maintained a liability of $5 million, and a related asset for premium tax offsets of $3 million for the undiscounted future assessments in respect of impaired, insolvent or failed insurers. The Company maintains, at December 31, 2006 and 2005, an asset related to paid assessments representing currently available premium tax offsets of less than $1 million.

COMMITMENTS

LEASES

     Future minimum rental income and minimum gross rental payments relating to lease agreements are as follows:

                                                        RENTAL INCOME   GROSS RENTAL PAYMENTS
                                                        -------------   ---------------------
                                                                    (IN MILLIONS)
2007..................................................       $6                  $9
2008..................................................       $5                  $8
2009..................................................       $2                  $7
2010..................................................       $1                  $7
2011..................................................       $1                  $4
Thereafter............................................       $1                  $9

COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $34 million and $32 million at December 31, 2006 and 2005, respectively. The Company anticipates that these amounts will be invested in partnerships over the next three to five years.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $20 million and $26 million at December 31, 2006 and 2005, respectively.

COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amounts of these unfunded commitments were $11 million at December 31, 2006. The Company did not have unfunded commitments related to bank credit facilities at December 31, 2005.

OTHER COMMITMENTS

     On December 12, 2005, RGA repurchased 1.6 million shares of its outstanding common stock at an aggregate price of approximately $76 million under an accelerated share repurchase agreement with a major bank. The bank borrowed the stock sold to RGA from third parties and purchased the shares in the open market over the subsequent few months to return to the lenders. RGA would either pay or receive an amount based on the actual amount paid by the bank to purchase the shares. These repurchases resulted in an increase in the Company's ownership percentage of RGA to approximately 53% at December 31, 2005 from approximately 52% at December 31, 2004. In February 2006, the final purchase price was determined resulting in a cash settlement substantially equal to the aggregate cost. RGA recorded the initial repurchase of shares as treasury stock and recorded the amount received as an adjustment to the cost of the treasury stock. At December 31, 2006, the Company's ownership was approximately 53% of RGA.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation ranging from less than $2 million to $45 million, with a cumulative maximum of $102 million, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The fair value of the remaining indemnities, guarantees and commitments entered into during 2006 was insignificant and thus, no liabilities were recorded. The Company's recorded liability at December 31, 2006 and 2005 for indemnities, guarantees and commitments is insignificant.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

13.  EMPLOYEE BENEFIT PLANS

PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS

     The Company's employees, sales representatives and retirees participate in qualified and non-qualified defined benefit pension plans and other postretirement employee benefit plans sponsored by Metropolitan Life. Pension benefits are provided utilizing either a traditional formula or cash balance formula. The traditional formula provides benefits based upon years of credited service and either final average or career average earnings. The cash balance formula utilizes hypothetical or notional accounts which credit participants with benefits equal to a percentage of eligible pay as well as earnings credits, determined annually, for each account balance. The majority of the Plan's obligation is calculated using the traditional formula. The non-qualified plan provides supplemental pension benefits to certain executive level employees and retirees.

     The Company also provides certain postemployment benefits and certain postretirement medical and life insurance benefits for employees and retirees through a plan sponsored by Metropolitan Life. Employees of the Company who were hired prior to 2003 (or, in certain cases, rehired during or after 2003) and meet age and service criteria while working for the Company, may become eligible for these postretirement benefits, at various levels, in accordance with the applicable plans. Virtually all retirees, or their beneficiaries, contribute a portion of the total cost of postretirement medical benefits. Employees hired after 2003 are not eligible for any employer subsidy for postretirement medical.

     The Company is allocated both pension and other postretirement expenses from Metropolitan Life associated with benefits provided to its employees and has no legal obligation for benefits under these benefit plans. Therefore, the assets and obligations of these benefit plans are not included in the accompanying consolidated balance sheets or the additional disclosures below. The Company's share of pension expense was $8 million for each of the years ended December 31, 2006, 2005 and 2004. In addition, the Company's share of postretirement expense was $3 million, $3 million and $2 million for the years ended December 31, 2006, 2005 and 2004, respectively. The combined allocated benefit expense is included in the accompanying consolidated statements of income.

     The Company continues to sponsor non-qualified defined benefit pension plans. Accordingly, the obligations and related net periodic expense associated with these plans are included in the accompanying consolidated financial statements and the additional disclosures below. These non-qualified plans have ceased accepting new participants. Participants with accrued benefits continue to earn vesting service while employed, but are not accruing additional benefits in these plans.

     RGA also sponsors a separate defined benefit pension plan for its eligible employees, as well as a postretirement plan. Employees of RGA may also become eligible for certain postretirement medical and life insurance benefits if they attain retirement age, with sufficient service, while working for RGA. The assets and obligations of the RGA plans, along with the related net periodic expense, are included in the accompanying consolidated financial statements and additional disclosures below.

     Effective December 31, 2006, the Company adopted SFAS 158. The adoption of SFAS 158 required the recognition of the funded status of defined benefit pension and other postretirement plans and eliminated the additional minimum pension liability provision of SFAS 87. The Company's additional minimum pension liability was $7 million at December 31, 2005, $4 million net of income tax, and was recorded as a reduction of accumulated other comprehensive income. At December 31, 2006, immediately prior to adopting SFAS 158, the Company's additional minimum pension liability was $6 million, $4 million, net of income tax, and remained as a reduction of accumulated other comprehensive income. Upon adoption of SFAS 158, the Company eliminated the additional

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES minimum pension liability and recognized as an adjustment to accumulated other comprehensive income, net of income tax, those amounts of actuarial gains and losses, and prior service costs and credits that had not yet been included in net periodic benefit cost at the date of adoption. The following table summarizes the adjustments to the December 31, 2006 consolidated balance sheet as a result of recognizing the funded status of the defined benefit plans:

                                                             DECEMBER 31, 2006
                                            ----------------------------------------------------
                                                          ADDITIONAL
                                                           MINIMUM
                                                PRE        PENSION     ADOPTION OF      POST
                                             SFAS 158     LIABILITY     SFAS 158      SFAS 158
BALANCE SHEET CAPTION                       ADJUSTMENTS   ADJUSTMENT   ADJUSTMENT    ADJUSTMENTS
---------------------                       -----------   ----------   -----------   -----------
                                                               (IN MILLIONS)
Other liabilities: Accrued pension benefit
  cost....................................     $(47)          $1           $(3)         $(49)
Other liabilities: Accrued postretirement
  benefit cost............................     $ (7)          $--          $(5)         $(12)
                                                              --           ---
Accumulated other comprehensive income
  (loss), before income tax:
  Defined benefit plans...................     $ (7)          $1           $(8)         $(14)
Minority interest.........................                    $--          $ 8
Deferred income tax.......................                    $--          $(1)
                                                              --           ---
Accumulated other comprehensive income
  (loss), net of income tax:
  Defined benefit plans...................     $ (4)          $1           $(1)         $ (4)
                                                              ==           ===

     A December 31 measurement date is used for all of the Company's defined benefit pension and other postretirement benefit plans.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

OBLIGATIONS, FUNDED STATUS AND NET PERIODIC BENEFIT COSTS

                                                                         DECEMBER 31,
                                                              -----------------------------------
                                                                                       OTHER
                                                                                  POSTRETIREMENT
                                                              PENSION BENEFITS       BENEFITS
                                                              -----------------   ---------------
                                                               2006      2005      2006     2005
                                                              -------   -------   ------   ------
                                                                         (IN MILLIONS)
Change in projected benefit obligation:
Projected benefit obligation at beginning of year...........   $ 60      $ 53      $ 10     $  9
  Service cost..............................................      3         2         1        1
  Interest cost.............................................      4         3        --       --
  Change in benefits........................................      5        --        --       --
  Actuarial loss............................................      2         5         1       --
  Benefits paid.............................................     (3)       (3)       --       --
                                                               ----      ----      ----     ----
Benefit obligation at end of year...........................     71        60        12       10
                                                               ----      ----      ----     ----
Change in plan assets:
Fair value of plan assets at beginning of year..............     16        14        --       --
  Actual return on plan assets..............................      2        --        --       --
  Employer contribution.....................................      7         2        --       --
  Benefits paid.............................................     (3)       --        --       --
                                                               ----      ----      ----     ----
Fair value of plan assets at end of year....................     22        16        --       --
                                                               ----      ----      ----     ----
Funded status at end of year................................   $(49)      (44)     $(12)     (10)
                                                               ====                ====
  Unrecognized net actuarial losses.........................               23                  4
  Unrecognized prior service cost...........................              (20)                --
                                                                         ----               ----
Net amount recognized.......................................             $(41)              $ (6)
                                                                         ====               ====
Components of net amounts recognized:
  Qualified plan accrued benefit cost.......................             $ (2)              $ --
  Non-qualified plan accrued benefit cost...................              (39)                (6)
                                                                         ----               ----
     Total accrued benefit cost.............................              (41)                (6)
  Additional minimum pension liability......................               (7)                --
                                                                         ----               ----
  Net amount recognized.....................................             $(48)              $ (6)
                                                                         ====               ====
Amounts recognized in consolidated balance sheet consist of:
  Other liabilities.........................................   $(49)     $(48)     $(12)    $ (6)
                                                               ----      ----      ----     ----
                                                               $(49)     $(48)     $(12)    $ (6)
                                                               ====      ====      ====     ====
Accumulated other comprehensive (income) loss:
  Net actuarial losses......................................   $ 23      $ --      $  5     $ --
  Prior service credit......................................    (14)       --        --       --
  Additional minimum pension liability......................     --         7        --       --
                                                               ----      ----      ----     ----
                                                                  9         7         5       --
Deferred income tax and minority interest...................     (7)       (2)       (3)      --
                                                               ----      ----      ----     ----
                                                               $  2      $  5      $  2     $ --
                                                               ====      ====      ====     ====

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The aggregate projected benefit obligation and aggregate fair value of plan assets for the pension plans are as follows:

                                    QUALIFIED PLAN      NON-QUALIFIED PLAN          TOTAL
                                    ---------------     -------------------     -------------
                                    2006      2005       2006        2005       2006     2005
                                    -----     -----     -------     -------     ----     ----
                                                          (IN MILLIONS)
Aggregate fair value of plan
  assets..........................   $22       $16       $ --        $ --       $ 22     $ 16
Aggregate projected benefit
  obligation......................    25        22         46          38         71       60
                                     ---       ---       ----        ----       ----     ----
Over (under) funded...............   $(3)      $(6)      $(46)       $(38)      $(49)    $(44)
                                     ===       ===       ====        ====       ====     ====

     The accumulated benefit obligation for all defined benefit pension plans was $61 million and $53 million at December 31, 2006 and 2005, respectively.

     Information for pension plans with an accumulated benefit obligation in excess of plan assets is as follows:

                                                              DECEMBER 31,
                                                              -------------
                                                              2006    2005
                                                              -----   -----
                                                              (IN MILLIONS)
Projected benefit obligation................................   $45     $60
Accumulated benefit obligation..............................   $40     $53
Fair value of plan assets...................................   $--     $16

     The projected benefit obligation exceeded assets for all pension and postretirement plans at December 31, 2006 and 2005.

     The components of net periodic benefit cost recognized in net income are as follows:

                                                                            OTHER
                                                                        POSTRETIREMENT
                                                  PENSION BENEFITS         BENEFITS
                                                 ------------------   ------------------
                                                 2006   2005   2004   2006   2005   2004
                                                 ----   ----   ----   ----   ----   ----
                                                              (IN MILLIONS)
Service cost...................................   $3     $2     $2     $1     $1     $1
Interest cost..................................    4      3      3     --     --     --
Expected return on plan assets.................   (2)    (1)    (1)    --     --     --
Amortization net loss..........................    1      1      1     --     --     --
Amortization of prior service credit...........   (2)    (2)    (2)    --     --     --
                                                  --     --     --     --     --     --
  Net periodic benefit cost....................   $4     $3     $3     $1     $1     $1
                                                  ==     ==     ==     ==     ==     ==

     The estimated net actuarial loss and prior service credit for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic benefit cost over the next fiscal year are $1 million and $2 million, respectively.

     It is anticipated that no amortization of net actuarial loss will occur from accumulated other comprehensive income into net periodic benefit cost for the other postretirement plans over the next year.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

ASSUMPTIONS

     Assumptions used in determining benefit obligations are as follows:

                                                                     DECEMBER 31,
                                                             -----------------------------
                                                                                OTHER
                                                               PENSION     POSTRETIREMENT
                                                              BENEFITS        BENEFITS
                                                             -----------   ---------------
                                                             2006   2005    2006     2005
                                                             ----   ----   ------   ------
Weighted average discount rate.............................  5.85%  5.77%   5.75%    5.75%
Rate of compensation increase..............................  4.25%  4.25%    N/A      N/A

     Assumptions used in determining net periodic benefit cost are as follows:

                                                              DECEMBER 31,
                                       ----------------------------------------------------------
                                          PENSION BENEFITS         OTHER POSTRETIREMENT BENEFITS
                                       ----------------------     -------------------------------
                                       2006     2005     2004      2006        2005        2004
                                       ----     ----     ----     -------     -------     -------
Weighted average discount rate.......  5.75%    5.76%    5.46%     5.75%       5.75%       6.50%
Expected rate of return on plan
  assets.............................  8.50%    8.50%    8.50%      N/A         N/A         N/A
Rate of compensation increase........  4.25%    4.25%    4.25%      N/A         N/A         N/A

     The discount rate is based on the yield of a hypothetical portfolio constructed of bonds rated AA or better by Moody's Investors Services available on the valuation date measured on a yield to worst basis, which would provide the necessary future cash flows to pay the aggregate projected benefit obligation when due.

     The expected rate of return on plan assets is based on anticipated performance of the various asset sectors in which the plan invests, weighted by target allocation percentages. Anticipated future performance is based on long-term historical returns of the plan assets by sector, adjusted for the Company's long-term expectations on the performance of the markets. While the precise expected return derived using this approach will fluctuate from year to year, the Company's policy is to hold this long-term assumption constant as long as it remains within reasonable tolerance from the derived rate.

     The expected return on plan assets for use in the plan's valuation in 2007 is currently anticipated to be 8.50% for pension benefits.

     The assumed healthcare cost trend rates used in measuring the accumulated pension benefit obligation and net periodic benefit cost were as follows:

                                                        DECEMBER 31,
                                       -----------------------------------------------
                                                2006                     2005
                                       ----------------------   ----------------------
Pre-Medicare eligible claims.........  10% down to 5% in 2012   11% down to 5% in 2012
Medicare eligible claims.............  10% down to 5% in 2012   11% down to 5% in 2012

     Assumed health care cost trend rates may have a significant effect on the amounts reported for health care plans. A one-percentage point change in assumed health care cost trend rates would have the following effects:

                                                    ONE PERCENT INCREASE   ONE PERCENT DECREASE
                                                    --------------------   --------------------
                                                                  (IN THOUSANDS)
Effect on total of service and interest cost
  components......................................         $  339                $  (270)
Effect on accumulated postretirement benefit
  obligation......................................         $2,891                $(2,219)

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

PLAN ASSETS

     The targeted and weighted average allocations of the pension plan assets are as follows:

                                                              TARGET   DECEMBER 31,
                                                              ------   -------------
                                                               2007    2006    2005
                                                              ------   -----   -----
ASSET CATEGORY
Equity securities...........................................    75%      76%     75%
Fixed maturity securities...................................    25%      24%     25%
                                                               ---      ---     ---
  Total.....................................................   100%     100%    100%
                                                               ===      ===     ===

     Target allocations of assets are determined with the objective of maximizing returns and minimizing volatility of net assets through adequate asset diversification and partial liability immunization. Adjustments are made to target allocations based on an assessment of the impact of economic factors and market conditions.

CASH FLOWS

     In 2007, the Company expects to make contributions of $11 million to its pension plans, which includes $4 million of benefit payments for its non-qualified pension plans. Benefit payments are funded from the Company's general assets as they become due under the provision of the plans.

     Other postretirement benefits represent a non-vested, non-guaranteed obligation of the Company, and current regulations do not require specific funding levels for these benefits. While the Company has partially funded such plans in advance, it has been the Company's practice to use their general assets to pay claims as they come due in lieu of utilizing plan assets. The Company does not anticipate making any contributions other than benefits payments to its postretirement plan.

     Gross benefit payments for the next ten years, which reflect expected future service as appropriate, are expected to be as follows:

                                                                                   OTHER
                                                                               POSTRETIREMENT
                                                            PENSION BENEFITS      BENEFITS
                                                            ----------------   --------------
                                                                      (IN MILLIONS)
2007......................................................        $ 4              $  --
2008......................................................        $ 4              $  --
2009......................................................        $ 5              $  --
2010......................................................        $ 6              $  --
2011......................................................        $ 6              $  --
2012-2016.................................................        $34              $   2

SAVINGS AND INVESTMENT PLANS

     The Company's employees participate in savings and investment plans for which a portion of employee contributions are matched. The Company's expense was $2 million, $3 million and $3 million to these plans during the years ended December 31, 2006, 2005 and 2004, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

14.  EQUITY

PARENT'S INTEREST IN PREFERRED STOCK OF A SUBSIDIARY

     In December 2004, MetLife contributed to the Company 93,402 Preferred Shares of Equity Intermediary Company ("EIC"), a former subsidiary of the Company. Upon the dissolution of EIC, the Company retired the shares and recorded a contribution of capital of $93 million from GenAmerica.

DIVIDEND RESTRICTIONS

     Under Missouri Insurance Law, General American is permitted, without prior regulatory clearance to pay a stockholder dividend to its parent as long as the aggregate amount of all such dividends in any calendar year does not exceed the greater of: (i) 10% of its statutory surplus to policyholders as of the immediately preceding calendar year or (ii) its statutory net gain from operations (excluding realized investment gains) for the immediately preceding calendar year. General American will be permitted to pay a stockholder dividend to GenAmerica in excess of the greater of such two amounts only if it files notice of its intention to declare such a dividend and the amount thereof with the Missouri Director of Insurance (the "Director"). For the years ended December 31, 2006, 2005 and 2004, the Company paid to GenAmerica $13 million, $13 million and $40 million, respectively, in dividends for which prior insurance regulatory clearance was not required. Based on amounts at December 31, 2006, General American could pay to GenAmerica a stockholder dividend of $222 million without prior approval of the Director in 2007.

STATUTORY EQUITY AND INCOME

     Each insurance company's state of domicile imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. General American, its U.S. insurance subsidiary and RGA's U.S. insurance subsidiaries each exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. Modifications by state insurance departments may impact the effect of Codification on the statutory capital and surplus of General American, its U.S. insurance subsidiary and RGA's U.S. insurance subsidiaries.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     Statutory net income (loss) of General American, a Missouri domiciled insurer, was $316 million, ($50) million and ($80) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Missouri State Department of Insurance, was $2,142 million and $1,677 million at December 31, 2006 and 2005, respectively.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the years ended December 31, 2006, 2005 and 2004 in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                               2006      2005     2004
                                                              -------   ------   ------
                                                                    (IN MILLIONS)
Holding gains (losses) on investments arising during the
  year......................................................   $(115)    $137     $178
Income tax effect of holding gains (losses).................      38      (61)     (75)
Reclassification adjustments:
  Recognized holding gains (losses) included in current year
     income.................................................      16      (35)     (57)
  Amortization of premiums and accretion of discounts
     associated with investments............................     (12)      (8)     (14)
  Income tax effect.........................................      (1)      21       30
Allocation of holding gains on investments relating to other
  policyholder amounts......................................      18       42       77
Income tax effect of allocation of holding gains (losses) to
  other policyholder amounts................................      (6)     (21)     (32)
                                                               -----     ----     ----
Net unrealized investment gains (losses)....................     (62)      75      107
Foreign currency translation adjustment.....................      11        3       14
Minimum pension liability adjustment........................       1        2       (1)
                                                               -----     ----     ----
Other comprehensive income (loss)...........................   $ (50)    $ 80     $120
                                                               =====     ====     ====

15.  OTHER EXPENSES

     Other expenses were comprised of the following:

                                                             YEARS ENDED DECEMBER 31,
                                                             ------------------------
                                                              2006     2005     2004
                                                             ------   ------   ------
                                                                  (IN MILLIONS)
Compensation...............................................  $   21   $   39   $   46
Commissions................................................     904      493    1,076
Interest and debt issue cost...............................      96       50       48
Amortization of DAC and VOBA...............................     555      697      495
Capitalization of DAC......................................    (761)    (649)    (960)
Minority interest..........................................     211      164      162
Insurance taxes............................................     239      186      175
Other......................................................      96      167      214
                                                             ------   ------   ------
  Total other expenses.....................................  $1,361   $1,147   $1,256
                                                             ======   ======   ======

16.  ACQUISITIONS AND DISPOSITIONS

     On May 1, 2006, the Company sold Paragon to MetLife. The Company received consideration of $71 million, net of cash sold of $5 million, for Paragon. The amount received below book value was recorded as a return of capital to MetLife of $9 million. Total assets and total liabilities of Paragon at December 31, 2005 were $727 million

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES and $643 million, respectively. Total revenues of Paragon included in the Company's consolidated revenues were $23 million, $61 million and $51 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     In March, 2005, the Company dissolved its wholly-owned subsidiary, GenAmerican Management Corporation, into its parent.

     In March 2005, the Company sold its White Oak and Krisman subsidiaries to Metropolitan Life for consideration of $44 million. The amount received above book value was recorded as a capital contribution from Metropolitan Life of $7 million. Total assets and total liabilities of the entities sold at December 31, 2004 were $40 million and $3 million, respectively. Total revenues of the entities sold included in the Company's consolidated revenues were less than $1 million and $7 million for the years ended December 31, 2005 and 2004, respectively.

     In December 2004, EIC, a wholly-owned subsidiary of the Company, was dissolved. See Note 14.

17.  DISCONTINUED OPERATIONS

     The Company actively manages its real estate portfolio with the objective of maximizing earnings through selective acquisitions and dispositions. Income related to real estate classified as held-for-sale or sold is presented in discontinued operations. These assets are carried at the lower of depreciated cost or fair value less expected disposition costs.

     The following information presents the components of income from discontinued real estate operations:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2006      2005      2004
                                                              -----     -----     ----
                                                                   (IN MILLIONS)
Investment income...........................................  $ --      $ --      $ 2
Investment expense..........................................    --        --       (1)
                                                              -----     -----     ---
  Income from discontinued operations, net of income tax....  $ --      $ --      $ 1
                                                              =====     =====     ===

     There were no real estate investments related to discontinued operations as of December 31, 2006 and 2005.

18.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Amounts related to the Company's financial instruments are as follows:

                                                           NOTIONAL   CARRYING   ESTIMATED
                                                            AMOUNT     VALUE     FAIR VALUE
DECEMBER 31, 2006                                          --------   --------   ----------
                                                                    (IN MILLIONS)
Assets:
  Fixed maturity securities..............................             $16,134     $16,134
  Equity securities......................................             $   210     $   210
  Mortgage loans on real estate..........................             $   971     $   943
  Policy loans...........................................             $ 2,664     $ 2,664
  Short-term investments.................................             $   435     $   435
  Cash and cash equivalents..............................             $   357     $   357
  Accrued investment income..............................             $   183     $   183
  Mortgage loan commitments..............................    $20      $    --     $    --
  Commitments to fund bank credit facilities.............    $11      $    --     $    --
Liabilities:
  Policyholder account balances..........................             $ 5,739     $ 4,999
  Long-term debt.........................................             $ 1,258     $ 1,293
  Junior subordinated debt securities....................             $   399     $   400
  Shares subject to mandatory redemption.................             $   159     $   226
  Payables for collateral under securities loaned and
     other transactions..................................             $ 1,642     $ 1,642

                                                           NOTIONAL   CARRYING   ESTIMATED
                                                            AMOUNT     VALUE     FAIR VALUE
DECEMBER 31, 2005                                          --------   --------   ----------
                                                                    (IN MILLIONS)
Assets:
  Fixed maturity securities..............................             $15,086     $15,086
  Equity securities......................................             $   201     $   201
  Mortgage loans on real estate..........................             $   896     $   898
  Policy loans...........................................             $ 2,645     $ 2,645
  Short-term investments.................................             $   153     $   153
  Cash and cash equivalents..............................             $   268     $   268
  Accrued investment income..............................             $   169     $   169
  Mortgage loan commitments..............................    $26      $    --     $    --
Liabilities:
  Policyholder account balances..........................             $ 5,356     $ 4,727
  Long-term debt.........................................             $   501     $   638
  Junior subordinated debt securities....................             $   399     $   315
  Shares subject to mandatory redemption.................             $   159     $   228
  Payables for collateral under securities loaned and
     other transactions..................................             $ 1,383     $ 1,383

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

POLICY LOANS

     The carrying values for policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

LONG-TERM DEBT, JUNIOR SUBORDINATED DEBT SECURITIES AND SHARES SUBJECT TO MANDATORY REDEMPTION

     The fair values of long-term debt, junior subordinated debt securities, and shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

PAYABLES FOR COLLATERAL UNDER SECURITIES LOANED AND OTHER TRANSACTIONS

     The carrying value for payables for collateral under securities loaned and other transactions approximates fair value.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate swaps, credit default and foreign currency swaps and foreign currency forwards are based upon quotations obtained from dealers or other reliable sources. See Note 3 for derivative fair value disclosures.

19.  RELATED PARTY TRANSACTIONS

     The Company has entered into a master service agreement with Metropolitan Life, who provides administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $55 million, $60 million and $94 million, included in other expenses, for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company entered into a service agreement with MetLife Group, Incorporated ("MetLife Group"), a wholly-owned subsidiary of MetLife, under which MetLife Group provides personnel services, as needed, to support the business of the Company. MetLife Group charged the Company $8 million, $16 million and $24 million, included in other expenses, for services performed under the service agreement for the years ended December 31, 2006, 2005 and 2004, respectively.

     In 2005, the Company entered into broker-dealer wholesale sales agreements with several affiliates ("Distributors"), in which the Distributors agree to sell, on the Company's behalf, fixed rate insurance products through authorized retailers. The Company agrees to compensate the Distributors for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Distributors charged the Company $2 million, $10 million and $18 million, included in other expenses, for the years ended December 31, 2006, 2005 and 2004, respectively. These agreements also allow the Company to be a distributor for other affiliated companies. The other affiliates agree to compensate the Company for the sale and servicing of such insurance products in accordance with the terms of the agreements. The Company received fees for this service of $11 million, $4 million and $2 million, included in other expenses, for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has entered into various agreements with other affiliates to provide or receive services necessary to conduct their businesses. Typical services provided under these agreements include management, policy administrative functions, investment advice and distribution services. Expenses
(fees) associated with affiliates related to these agreements, included in other expenses, were $31 million, ($13) million and ($12) million for the years ended December 31, 2006, 2005 and 2004, respectively.

     The Company has affiliated receivables and payables with affiliates for services necessary to conduct its business. The amounts due (to)/from the Company were $4 million and ($8) million at December 31, 2006 and 2005, respectively.

     The Company reinsures traditional, universal, and group life business to various affiliates. The amounts reinsured consisted of assumed fees, included in universal life and investment-type product policy fees, of $56 million, $1 million and $2 million, and assumed benefits, included in policyholder benefits and claims, of $86 million, $110 million and $29 million for the years ended December 31, 2006, 2005 and 2004, respectively. Additionally, the Company had ceded premiums of $20 million, $38 million, and $14 million for the years ended December 31, 2006, 2005 and 2004, respectively. Reinsurance recoverables, included in premiums and other receivables, were $200 million and $182 million as of December 31, 2006 and 2005, respectively.

     Effective September 30, 2005, the Company recaptured its reinsurance agreement with Missouri Reinsurance (Barbados) Inc. ("Missouri"), an affiliate. This agreement ceded, on a coinsurance basis, all business owned life insurance policies. As a result of the recapture of this agreement, the Company paid a recapture fee of $15 million to Missouri and $276 million in assets supporting the liabilities on this treaty were transferred from Missouri to the Company.

            GENERAL AMERICAN LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Effective January 1, 2005, the Company entered into a reinsurance agreement to cede an in-force block of business to MetLife Investors USA Insurance Company ("MLI USA"), an affiliate. This agreement covered certain term and universal life policies issued by the Company on and after January 1, 2000 through December 31, 2004. This agreement also covers certain term and universal life policies issued on or after January 1, 2005. Under this agreement, the Company transferred $797 million of liabilities and $411 million in assets to MLI USA related to the policies in-force as of December 31, 2004. As a result of the transfer of assets, the Company recognized a realized gain of $20 million, net of income taxes. The Company also received and deferred 100% of a $386 million ceding commission resulting in no gain or loss on the transfer of the in-force business as of January 1, 2005. For the policies issued on or after January 1, 2005, the Company ceded premiums and related fees of $119 million and $192 million and ceded benefits and related costs of $98 million and $143 million for the years ended December 31, 2006 and 2005, respectively. Reinsurance recoverables, included in premiums and other receivables, related to this reinsurance agreement as of December 31, 2006 and 2005 were $1,020 million and $932 million, respectively.

     Effective January 1, 2005, the Company recaptured its reinsurance agreement with Exeter Reassurance Company, Ltd., an affiliate. This agreement ceded, on a modified co-insurance basis, certain policies issued by the Company with universal life secondary guarantees. There was no recapture fee paid since the terms of the recapture agreement for this treaty resulted in no fees due to either party. For the year ended December 31, 2005, the final treaty settlement resulted in a pre-tax gain of $1 million.

     On December 23, 2004, the Company dissolved its wholly-owned subsidiary, EIC. Prior to the dissolution, EIC had preferred stock issued and outstanding held by MetLife. Upon dissolution, MetLife contributed the preferred shares to the Company through its parent in the form of a capital contribution for $93 million.

     At December 31, 2006 and 2005, the Company held $238 million and $0 million, respectively, of its total invested assets in the MetLife Intermediate Income Pool, an affiliated partnership. This amount is recorded as a short-term investment on the consolidated balance sheets of the Company. Net investment income from this invested asset was $4 million, less than $1 million and $1 million for the years ended December 31, 2006, 2005 and 2004, respectively.

     In the normal course of business, the Company transfers invested assets, primarily consisting of fixed maturity securities, to and from affiliates. Assets transferred to and from affiliates, inclusive of amounts related to reinsurance agreements, are as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                               2006     2005     2004
                                                              ------    -----    -----
                                                                   (IN MILLIONS)
Estimated fair value of assets transferred to affiliates....  $  --     $536     $198
Amortized cost of assets transferred to affiliates..........     --      501      191
                                                              -----     ----     ----
Net investment gains (losses) recognized on transfers.......  $  --     $ 35     $  7
                                                              =====     ====     ====
Estimated fair value of assets transferred from
  affiliates................................................  $  --     $382     $  7

20.  SUBSEQUENT EVENTS

     On March 9, 2007, RGA issued $300 million of 10-year senior notes with a fixed rate of 5.625 percent, payable semiannually. RGA expects to use the net proceeds of the offering to repay $50 million indebtedness under a bank credit facility and for general corporate purposes. RGA repaid $30 million of the bank credit facility debt in March 2007.

                                     PART II

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities and Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore, or hereafter duly adopted pursuant to authority conferred in that section.

                              RULE 484 UNDERTAKING

Section 351.355 of the Missouri General and Business Corporation Law, in brief, allows a corporation to indemnify any person who is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation. When any person was or is a party or is threatened to be made a party in an action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the Fact that he is or was a director, officer, employee, or agent of the corporation, indemnification may be paid unless such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation. In the event of such a determination indemnification is allowed if a court determines that the person is fairly and reasonably entitled to indemnity. A corporation has the power to give any further indemnity to any person who is or was a director, officer, employee, or agent, provided for in the articles of incorporation or as authorized by any by-law which has been adopted by vote of the shareholders, provided that no such indemnity shall indemnify any person's conduct which was finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct.

In accordance with Missouri law, General American's Board of Directors, at its meeting on 19 November 1987, and the policyholders of General American at the annual meeting held on 26 January 1988, adopted the following resolutions:

         "BE IT RESOLVED THAT

         1. The company shall indemnify any person who is, or was a director, officer, or employee of the company, or is or was serving at the request of the company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against any and all expenses (including attorneys' fees), judgments, fines, and amounts paid in settlement, actually and reasonably incurred by him or her in connection with any civil, criminal, administrative, or investigative action, proceeding, or claim (including an action by or in the right of the company), by reason of the fact that he or she was serving in such capacity if he or she acted in good faith and in a manner he or she reasonably believed to be in or not opposed to the best interests of the company; provided that such person's conduct is not finally adjudged to have been knowingly fraudulent, deliberately dishonest, or willful misconduct.

         2. The indemnification provided herein shall not be deemed exclusive of any other rights to which a director, officer, or employee may be entitled under any agreement, vote of policyholders or disinterested directors, or otherwise, both as to action in his or her official capacity and as to action in another capacity which holding such office, and shall continue as to a person who has ceased to be a director, officer, or employee and shall inure to the benefit of the heirs, executors and administrators of such a person."

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                    REPRESENTATIONS PURSUANT TO SECTION 26(F)

General American Life Insurance Company hereby represents that the fees and charges deducted under the Policies described in the prospectus are, in the aggregate, reasonable in relation to the services rendered, the expenses expected, and the risks assumed by General American Life Insurance Company.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

         The facing sheet.

         A reconciliation and tie-in of the information shown in the prospectus with the items of Form N-8B-2.

         The prospectus and supplements consisting of 632 pages.

         The undertaking to file reports required by Section 15(d) of the 1934 Act.

         The undertaking pursuant to Rule 484(b) under the Securities Act of 1933.

         Representations.

         The signatures.

Written consents of the following persons:

             Marie C. Swift, Esq. (see Exhibit 3(ii) below)
             Karen A. King, FSA, MAAA (see Exhibit 3(i) below)
             Independent Auditors (see Exhibit 11 below)

         The following exhibits:

         1.A.  (1)        Resolution of the Board of Directors of General
                          American authorizing establishment of the Separate
                          Account 3

               (2)        None

               (3)  (a)   Principal Underwriting Agreement between General
                          American Distributors, Inc. and General American Life
                          Insurance Company 6

                    (b)   Proposed Form of Selling Agreement 3

                    (c) Form of Selling Agreement between General American Life Insurance Company, General American Distributors, Inc. and other companies 6

                    (d)   Commission Schedule for Policies 3

                    (e)   Forms of Selling Agreement 8

               (4)        None

               (5)  (a)   Forms of Variable Universal Life 98 Policy 2

                    (b)   Riders to the Policy 2

               (6)  (a)   Amended Charter and Articles of Incorporation of
                          General American 1

                    (b)   Amended and restated By-Laws of General American 1

                    (c)   Amended and restated Articles of Incorporation 11

               (7)        None

               (8)        None

               (9)        None

               (10) (i)   Form of Application for each insured 2

                    (ii)  Form of Application 8

         2.               See Exhibit 3(i)

         3.(i)            Opinion and Consent of Karen A. King, FSA,MAAA 7

          (ii)            Opinion and Consent of Marie C. Swift, Esq. 9

         4.               None

         5.               Inapplicable

         6.               Inapplicable

         7.               Powers of Attorney

         8.               Inapplicable

         9.               Inapplicable

         10.              Inapplicable

         11.              Consents of Independent Registered Public Accounting
                          Firm

         12.              Inapplicable

         13.(i) Memorandum describing General American's issuance, transfer, and redemption procedures for the Policies pursuant to Rule 6e-3(T)(b)(13)(v)(B) and General American's procedure for conversion to a fixed benefit policy pursuant to Rule 6e-3(T)(b)(13)(v)(B). 3

            (ii)          Addendum to memorandum 11

         14.(i) Form of Agreement to Purchase Shares of General American Capital Company 3

        (ii) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and General American Life Insurance Company 4

        (iii) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and General American Life Insurance Company 4

        (iv) Form of Fund Participation Agreement between General American and J.P. Morgan Series Trust II 2

        (v) Form of Fund Participation Agreement among General American, Van Eck Investment Trust and Van Eck Associates Corporation 2

        (vi) Form of Shareholder Services Agreement with American Century Investment Management, Inc. for Variable Portfolios 2

        (vii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and General American Life Insurance Company 5

        (viii) Form of Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., General American Distributors, Inc. and General American Life Insurance Company 7

        (ix) Form of Participation Agreement among American Funds Insurance Series, Capital Research and Management Company, General American Distributors, Inc. and General American Life Company 7

        (x) Participation Agreement among Metropolitan Series Fund, Inc., MetLife Advisers, LLC, MetLife Securities, Inc. and General American Life Insurance Company (7/1/2004) 11

        (xi)              Amended and Restated Net Worth Maintenance
                          Agreement 10


1 Incorporated by reference to the initial filing of the Registration Statement, File No. 333-53477 (VUL 98), on May 22, 1998.

2 Incorporated by reference to Pre-Effective Amendment No. 1 to the Registration Statement, File No. 333-53477 (VUL 98), July 31, 1998.

3 Incorporated by reference to the Post-Effective Amendment No. 16 to the Registration Statement, File No. 33-10146, (VUL 95), April 28, 2000.

4 Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, File No. 333-53477 (VUL 98), April 28, 2000.

5 Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement, File No. 333-83625 (Destiny), May 1, 2001.

6        Incorporated by reference to the Registration Statement, File No.
         333-64216 (EBVUL), filed June 29, 2001.

7 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form S-6, File No. 333-53477, April 30, 2002.

8 Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement, File No. 333-73672, filed on April 29, 2004.

9 Incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement, File No. 333-53477, filed on April 30, 2004

10 Incorporated by reference to Post-Effective Amendment No. 5 to the Registration Statement, File No. 333-73672, filed on April 28, 2006.

11 Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement, File No. 333-73672, filed April 23, 2007.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, General American Separate Account Eleven represents that this Post-Effective Amendment meets all of the requirements for effectiveness under Rule 485(b) of that Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and the seal of General American Life Insurance Company to be hereunto affixed and attested, all in the City of St. Louis, State of Missouri, on the 23rd day of April, 2007.


                                General American Separate Account Eleven
                                (Registrant)

                                By: General American Life Insurance Company
                                (Depositor)


                                By: /s/ William C. Lane
                                    --------------------------------------------
                                    William C. Lane
                                    Vice President and Associate General Counsel

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, General American Life Insurance Company represents that this Post-Effective Amendment meets all of the requirements for effectiveness under Rule 485(b) of that Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and the seal of General American Life Insurance Company to be hereunto affixed and attested, all in the City of St. Louis, State of Missouri, on the 23rd day of April, 2007.



                               General American Life Insurance Company
                               (Depositor)


                               By:  /s/ William C. Lane
                                    --------------------------------------------
                                    William C. Lane
                                    Vice President and Associate General Counsel

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons in the capacities indicated on April 23, 2007.

Signature                                            Title

                                       Chairman of the Board, Chief Executive
            *                                  Officer and President
---------------------------
Lisa M. Weber

            *
---------------------------        Vice President (principal financial officer)
Charles V. Curcio



            *
---------------------------                     Director
Michael K. Farrell



            *
---------------------------                     Director
William J. Mullaney


            *
---------------------------                     Director
James L. Lipscomb


            *
---------------------------            Executive Vice President and
Joseph J. Prochaska, Jr.                 Chief Accounting Officer


            *
---------------------------                     Director
Catherine A. Rein

            *
---------------------------                     Director
Stanley J. Talbi

            *
---------------------------                     Director
Michael J. Vietri

            *
---------------------------                     Director
William J. Wheeler


            *
---------------------------       Director, Senior Vice President and Treasurer
Anthony J. Williamson



                                  By:   /s/ Marie C. Swift
                                        ---------------------------------------
                                        Marie C. Swift, Esq.
                                        Attorney-in-fact

* Executed by Marie C. Swift, Esquire on behalf of those indicated pursuant to powers of attorney filed herewith.

                                Index to Exhibits



Exhibit Number             Description
--------------             -----------

     7.            Powers of Attorney

     11.           Consents of the Independent Registered Public Accounting Firm